      As filed with the Securities and Exchange Commission on July 31, 2006
                Securities Act of 1933 Registration No. 33-73404
            Investment Company Act of 1940 Registration No. 811-08236

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. ____ [ ]
                       Post-Effective Amendment No. 51 [X]
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 53 [X]
                        (Check appropriate box or boxes)

                                 NORTHERN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60603
                    (Address of Principal Executive Offices)

                                  800-595-9111
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:      with a copy to:

Diana E. McCarthy, Esquire                  Linda Hoard, Assistant Secretary
Drinker Biddle & Reath LLP                  PFPC Inc.
One Logan Square                            99 High Street, 27th Floor
18th and Cherry Streets                     Boston, Massachusetts 02110
Philadelphia, Pennsylvania 19103-6996

      It Is Proposed That This Filing Become Effective (Check Appropriate Box):
      [X] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] On (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        NORTHERN MULTI-MANAGER FUNDS

        - MULTI-MANAGER INTERNATIONAL EQUITY FUND
        - MULTI-MANAGER MID CAP FUND
        - MULTI-MANAGER SMALL CAP FUND


         ------------------------------------------------------------------------------------------------------------

               PROSPECTUS DATED JULY 31, 2006            An investment in a Fund is not a deposit of any bank and is
         ------------------------------------------      not insured or guaranteed by the Federal Deposit Insurance
                                                         Corporation ("FDIC") or any other government agency. An
                                                         investment in a Fund involves investment risks, including
                                                         possible loss of principal.
                                                         The Securities and Exchange Commission ("SEC") has not
                                                         approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the
                                                         contrary is a criminal offense.
                                                         Shares of Northern Funds are distributed by Northern Funds
                                                         Distributors, LLC, 301 Bellevue Parkway, Wilmington, DE
                                                         19809. Northern Funds Distributors, LLC is not affiliated
                                                         with Northern Trust.


NORTHERN FUNDS PROSPECTUS

TABLE OF CONTENTS


------------------------------------------------------
RISK/RETURN SUMMARY
------------------------------------------------------
Information about the objective, principal strategies
and risk characteristics of each Fund.
3    OVERVIEW
     3    Manager of Managers' Structure
     3    Definitions
4    MULTI-MANAGER FUNDS
     4    Multi-Manager International Equity Fund
     5    Multi-Manager Mid Cap Fund
     6    Multi-Manager Small Cap Fund
7    PRINCIPAL INVESTMENT RISKS
9    FUND PERFORMANCE
10   BROAD-BASED SECURITIES MARKET INDICES
12   FUND FEES AND EXPENSES
------------------------------------------------------
MANAGEMENT OF THE FUND
------------------------------------------------------
Details that apply to the Funds.
16   INVESTMENT ADVISERS
     16   Investment Sub-Advisers
17   ADVISORY FEES
18   FUND MANAGEMENT
22   OTHER FUND SERVICES
------------------------------------------------------
ABOUT YOUR ACCOUNT
------------------------------------------------------
How to open, maintain and close an account.
23   PURCHASING AND SELLING SHARES
     23   Purchasing Shares
     23   Opening an Account
     25   Selling Shares
27   ACCOUNT POLICIES AND OTHER INFORMATION
     27   Calculating Share Price
     27   Timing of Purchase Requests
     27   Miscellaneous Purchase Information
     28   Timing of Redemption and Exchange Requests
     28   Payment of Redemption Proceeds
     28   Redemption Fees
     29   Miscellaneous Redemption Information
     29   Exchange Privileges
     30   Policies and Procedures on Excessive Trading
          Practices
     31   In-Kind Purchases and Redemptions
     31   Telephone Transactions
     31   Making Changes to your Account Information
     31   Signature Guarantees
     32   Business Day
     32   Good Order
     32   Customer Identification Program
     32   Early Closings
     32   Emergency Events
     32   Financial Intermediaries
     34   Portfolio Holdings
     34   Shareholder Communications
35   DIVIDENDS AND DISTRIBUTIONS
36   TAX CONSIDERATIONS
------------------------------------------------------
RISKS, SECURITIES AND TECHNIQUES
------------------------------------------------------
39   RISKS, SECURITIES AND TECHNIQUES
     39   Additional Information on Investment
          Objectives, Principal Investment Strategies
          and Related Risks
     44   Additional Description of Securities and
          Common Investment Techniques
     52   Disclaimers
53   FINANCIAL INFORMATION
------------------------------------------------------
FOR MORE INFORMATION
------------------------------------------------------
56   ANNUAL/SEMIANNUAL REPORTS
56   STATEMENT OF ADDITIONAL INFORMATION

OVERVIEW

NORTHERN FUNDS (THE "TRUST") IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

--------------------------------------------------------------------------------


The descriptions on the following pages may help you decide whether you would like to invest in the Multi-Manager International Equity, Mid Cap or Small Cap Funds (the "Funds"). Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.



This Prospectus describes three equity funds currently offered by the Trust. The Trust also offers other funds, including additional equity, fixed income and money market funds, which are described in separate prospectuses.



In addition to the instruments described on the following pages, each Fund may use various investment techniques in seeking its investment objective. You can learn more about these techniques and their related risks by reading "Risks, Securities and Techniques" of this Prospectus beginning on page 39 and in the Statement of Additional Information ("Additional Statement").


------------------------------------------------------------

MANAGER OF MANAGERS' STRUCTURE
------------------------------------------------------------

The Funds are managed by two Investment Advisers and one or more asset managers unaffiliated with the Investment Advisers (each, a "Sub-Adviser" and together, the "Sub-Advisers"). The Investment Advisers provide general investment management services to the Funds. They also have the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board of Trustees. The Investment Advisers are also responsible for selecting the Funds' investment strategies; allocating and reallocating assets among the Sub-Advisers consistent with each Fund's investment objective and strategies; monitoring and evaluating Sub-Adviser performance; and implementing procedures to ensure that the Sub-Advisers comply with the relevant Fund's investment objective, policies and restrictions. In addition to providing these services, the Investment Advisers manage the cash portion of each Fund.

A description of the Investment Advisers and those Sub-Advisers currently providing services to the Funds are set forth on pages 16 and 18 hereof under the sections entitled "Investment Advisers" and "Fund Management."

------------------------------------------------------------

DEFINITIONS
------------------------------------------------------------


EQUITY FUNDS. Multi-Manager International Equity Fund, Multi-Manager Mid Cap Fund and Multi-Manager Small Cap Fund. These Funds invest primarily in equity securities. As used in this Prospectus, the term "equity securities" includes common stocks, preferred stocks, investment companies, including exchange traded funds, interests in real estate investment trusts, convertible securities, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities.


RISK/RETURN SUMMARY

                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 3

MULTI-MANAGER FUNDS


MULTI-MANAGER INTERNATIONAL EQUITY FUND
--------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily non-U.S. equity securities. Any income received is incidental to this objective.

--------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------

INVESTMENT STRATEGIES. In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed capital markets.

The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more Sub-Advisers, in percentages determined at the discretion of the Investment Advisers. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund's investment objective, strategies and restrictions. The Fund utilizes two principal styles intended to complement each other:

- Value style whereby the Sub-Advisers seek to identify companies whose improving businesses are not fully recognized by the market and whose securities are thus selling at valuations less than should be expected.

- Growth style whereby the Sub-Advisers seek to identify companies that are exhibiting rapid growth in their businesses.

When determining the allocations and reallocations to Sub-Advisers, the Investment Advisers will consider a variety of factors, including but not limited to the Sub-Adviser's style, historical performance, and the characteristics of each Sub-Adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics).

Although the Fund primarily invests in developed markets, it may to a lesser extent also make investments in emerging markets.


RISKS. These principal investment risks apply to the Fund: market, management, multi-manager, liquidity, stock, derivatives, sector, mid cap stock, small cap stock, currency, country, emerging markets, foreign regulatory and portfolio turnover risks. See page 7 for a discussion of these risks.



More information on the Fund's investment strategies and techniques is provided in "Risks, Securities and Techniques" beginning on page 39 of this Prospectus.



                    4 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

MULTI-MANAGER MID CAP FUND
--------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily medium market capitalization equity securities. Any income received is incidental to this objective.

--------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------


INVESTMENT STRATEGIES. In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of medium capitalization companies. Medium capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, generally within the range of the market capitalization of companies in the Russell MidCap(R) Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered medium capitalization companies. As of June 30, 2006, the market capitalization of the companies in Russell MidCap Index was between $1.7 billion and $16.5 billion. The size of companies in the Russell MidCap Index changes with market conditions. In addition, changes to the composition of the Index can change the market capitalization range of companies in the Index. The Fund is not limited to the stocks included in the Russell MidCap Index and may invest in other equity securities that meet the criteria discussed below.


The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more Sub-Advisers, at percentages determined at the discretion of the Investment Advisers. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund's investment objective, strategies and restrictions. The Fund utilizes two principal styles intended to complement each other:

- Value style whereby the Sub-Advisers seek to identify companies whose improving businesses are not fully recognized by the market and whose securities are thus selling at valuations less than should be expected.

- Growth style whereby the Sub-Advisers seek to identify companies that are exhibiting rapid growth in their businesses.

When determining the allocations and reallocations to Sub-Advisers, the Investment Advisers will consider a variety of factors, including but not limited to the Sub-Adviser's style, historical performance, and the characteristics of each Sub-Adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics).

Although the Fund primarily invests in the securities of U.S. issuers, it may make limited investments in the securities of foreign issuers.

The Fund may make significant investments in initial public offerings ("IPOs").

The Sub-Advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.


Frank Russell Company ("Russell") does not endorse any stock in the Russell MidCap Index. It is not a sponsor of the Multi-Manager Mid Cap Fund and is not affiliated with the Fund in any way.



RISKS. These principal investment risks apply to the Fund: market, management, multi-manager, liquidity, stock, derivatives, sector, IPO, mid cap stock and portfolio turnover risks. See page 7 for a discussion of these risks.



More information on the Fund's investment strategies and techniques is provided in "Risks, Securities and Techniques" beginning on page 39 of this Prospectus.


RISK/RETURN SUMMARY


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 5

MULTI-MANAGER SMALL CAP FUND
--------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------

The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily smaller market capitalization equity securities. Any income received is incidental to this objective.

--------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------


INVESTMENT STRATEGIES. In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies. Small capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, generally within the range of the market capitalization of companies in the Russell 2000(R) Index. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small capitalization companies. As of June 30, 2006, the market capitalization of the companies in Russell 2000 Index was between $83 million and $2.3 billion. The size of companies in the Index changes with market conditions. In addition, changes to the composition of the Russell 2000 Index can change the market capitalization range of companies in the Index. The Fund is not limited to the equity securities included in the Russell 2000 Index and may invest in other equity securities that meet the Sub-Advisers' criteria discussed below.


The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more Sub-Advisers, at the discretion of the Investment Advisers. Each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund's investment objective, strategies and restrictions. The Fund utilizes two principal styles intended to complement each other:

- Value style whereby the Sub-Advisers seek to identify companies whose improving businesses are not fully recognized by the market and whose securities are thus selling at valuations less than should be expected.

- Growth style whereby the Sub-Advisers seek to identify companies that are exhibiting rapid growth in their businesses.

When determining the allocations and reallocations to Sub-Advisers, the Investment Advisers will consider a variety of factors, including but not limited to the Sub-Adviser's style, historical performance, and the characteristics of each Sub-Adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics).

While the Fund invests at least 80% of its net assets in equity securities of small capitalization companies, it may also invest up to 20% of its net assets in equity securities of companies that have market capitalizations that are higher or lower than the ranges of the Russell 2000 Index.

Although the Fund primarily invests in the securities of U.S. issuers, it may make limited investments in the securities of foreign issuers.

The Fund may make significant investments in IPOs.

The Sub-Advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Russell does not endorse any stock in the Russell 2000 Index. It is not a sponsor of the Multi-Manager Small Cap Fund and is not affiliated with the Fund in any way.


RISKS. These principal investment risks apply to the Fund: market, management, multi-manager, liquidity, stock, derivatives, sector, small cap stock, IPO and portfolio turnover risks. See page 7 for a discussion of these risks.



More information on the Fund's investment strategies and techniques is provided in "Risks, Securities and Techniques" beginning on page 39 of this Prospectus.



                    6 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund's investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in each Fund.
AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.
The following summarizes the principal risks that apply to the Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------

RISKS THAT APPLY TO ALL FUNDS
--------------------------------------------------------------

MARKET RISK is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods.

MANAGEMENT RISK is the risk that a strategy used by one or more of the Sub-Advisers may fail to produce the intended results.

MULTI-MANAGER RISK is the risk that while the Investment Advisers monitor each Sub-Adviser and monitor the overall management of the Fund, each Sub-Adviser makes investment decisions independently from the others. It is possible that the Sub-Advisers' investment styles will not always be complementary, which could affect the performance of the Fund.

LIQUIDITY RISK is the risk that a Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

STOCK RISK is the risk that stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that a Fund holds may decline over short or extended periods. This volatility means that the value of your investment in the Funds may increase or decrease. Over the past several years, stock markets have experienced substantial price volatility. Growth stocks are generally more sensitive to market movements than other types of stocks and their stock prices may therefore be more volatile and present a higher degree of risk of loss. Value stocks, on the other hand, may fall out of favor with investors and under perform growth stocks during any given period.

DERIVATIVES RISK is the risk that loss may result from a Fund's investments in options, futures, swaps, structured debt securities and other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested. The Funds may use derivatives to enhance returns or hedge against market declines.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While a Fund may not concentrate in any one industry, each Fund may invest without limitation in a particular market sector.

------------------------------------------------------------


RISK THAT APPLIES PRIMARILY TO THE MULTI-MANAGER INTERNATIONAL EQUITY AND THE SMALL CAP FUNDS

------------------------------------------------------------

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. As a result, their performance can be more volatile and they may face a greater risk of business failure, which could increase the volatility of a Fund's portfolio. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to a greater degree of change in

RISK/RETURN SUMMARY

                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 7 their earnings and prospects. Securities of small companies may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Generally, the smaller the company size, the greater the risks.

--------------------------------------------------------------


RISKS THAT APPLY PRIMARILY TO THE MULTI-MANAGER INTERNATIONAL EQUITY FUND

--------------------------------------------------------------


CURRENCY RISK is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged.



COUNTRY RISK is the potential for price fluctuations in foreign securities because of political, financial and economic events in foreign countries. Investment of more than 25% of a Fund's total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country.



EMERGING MARKETS RISK is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.



FOREIGN REGULATORY RISK is the risk that a foreign security could lose value because of less stringent foreign securities regulations and accounting and disclosure standards.


--------------------------------------------------------------


RISK THAT APPLIES PRIMARILY TO THE MULTI-MANAGER INTERNATIONAL EQUITY AND MID CAP FUNDS

--------------------------------------------------------------


MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.


--------------------------------------------------------------


RISK THAT APPLIES PRIMARILY TO THE MULTI-MANAGER MID CAP AND SMALL CAP FUNDS

--------------------------------------------------------------


IPO RISK is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.


------------------------------------------------------------


OTHER RISKS

------------------------------------------------------------


PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to result in increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rates for the Funds may be higher than the rates of other similar funds that have a single investment adviser.



More information about the Funds' investment strategies and techniques is provided in "Risks, Securities and Techniques" beginning on page 39. You should carefully consider the risks discussed in this section and in "Risks, Securities and Techniques" before investing in a Fund.



                    8 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

FUND PERFORMANCE


THE BAR CHARTS AND PERFORMANCE TABLES HAVE BEEN OMITTED BECAUSE THE FUNDS HAVE BEEN IN OPERATION FOR LESS THAN ONE CALENDAR YEAR.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 9

BROAD-BASED SECURITIES MARKET INDICES



THE MSCI ACWI(R) EX-U.S. INDEX is a free-float adjusted market capitalization index that is designed to measure the equity performance in the global developed and emerging markets, excluding the U.S. As of June 30, 2006, the MSCI ACWI Ex.-U.S. Index consisted of the following 47 developed and emerging market countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Columbia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and United Kingdom.



THE RUSSELL MIDCAP INDEX is an unmanaged index measuring the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index as of June 30, 2006.



THE RUSSELL 2000 INDEX is an unmanaged index which measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index as of June 30, 2006.



                   10 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 11

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that the following information does not reflect any charges that may be imposed by The Northern Trust Company ("TNTC"), its affiliates, correspondent banks and other institutions on their customers. (For more information, please see "Account Policies and Other Information" on page 27.)


                                         ----------------------------------------------------------------------------------------
                                         SHAREHOLDER FEES
                                         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                         ----------------------------------------------------------------------------------------
                                                                                    Sales Charge
                                          Sales Charge                             (Load) Imposed
                                         (Load) Imposed       Deferred Sales       On Reinvested        Redemption       Exchange
FUND                                      On Purchases        Charge (Load)        Distributions         Fees(1)           Fees
---------------------------------------------------------------------------------------------------------------------------------
Multi-Manager International Equity
  Fund                                        None                 None                 None              2.00%(2)         None
---------------------------------------------------------------------------------------------------------------------------------
Multi-Manager Mid Cap Fund                    None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
Multi-Manager Small Cap Fund                  None                 None                 None               None            None
---------------------------------------------------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------------------



                   12 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISK/RETURN SUMMARY


---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------
Management               Distribution                   Other                   Total Annual Fund
   Fees                 (12b-1) Fees(3)              Expenses(4)              Operating Expenses(5)
---------------------------------------------------------------------------------------------------
  1.10%                      0.00%                      0.49%                         1.59%
---------------------------------------------------------------------------------------------------
  0.90%                      0.00%                      0.40%                         1.30%
---------------------------------------------------------------------------------------------------
  1.10%                      0.00%                      0.39%                         1.49%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------



                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 13

--------------------------------------------------------------

FOOTNOTES
--------------------------------------------------------------


(1.) A fee of $15.00 may be applicable for each wire redemption.



(2.) The Multi-Manager International Equity Fund has a redemption fee on shares sold or exchanged (as a percentage of amount redeemed) within 30 days of purchase.



(3.) The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. The Rule 12b-1 Plan may be implemented at any time without further Board approval. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.



(4.) "Other Expenses" are estimated for the current fiscal year. These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. The Co-Administrators are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of each Fund.



(5.) As a result of voluntary expense reimbursements, "Total Annual Net Fund Operating Expenses" that are expected to be actually incurred are set forth below. By operation of these voluntary expense reimbursements at their current rates, the total fees paid by the Funds to TNTC and its affiliates for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." Voluntary expense reimbursements may be modified, terminated or implemented at any time at the option of the Investment Advisers or other service providers to the Funds. When this occurs, "Total Annual Net Fund Operating Expenses" may increase (or decrease) without shareholder approval.



                                        -----------------------------------------------------------------------------------------
                                        TOTAL ANNUAL NET FUND OPERATING EXPENSES--AFTER
                                        VOLUNTARY EXPENSE REIMBURSEMENTS
                                        (SEE FOOTNOTE 5 ABOVE)
                                        -----------------------------------------------------------------------------------------
                                        Management       Distribution        Other         Reimbursed       Total Annual Net Fund
FUND                                       Fees          (12b-1) Fees       Expenses        Amounts*         Operating Expenses
---------------------------------------------------------------------------------------------------------------------------------
Multi-Manager International
  Equity Fund                             1.10%             0.00%            0.49%           0.14%                  1.45%
---------------------------------------------------------------------------------------------------------------------------------
Multi-Manager Mid Cap Fund                0.90%             0.00%            0.40%           0.10%                  1.20%
---------------------------------------------------------------------------------------------------------------------------------
Multi-Manager Small Cap Fund              1.10%             0.00%            0.39%           0.09%                  1.40%
---------------------------------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------------


* "Reimbursed Amounts" are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent that they exceed "Management Fees."

                   14 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISK/RETURN SUMMARY

--------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------

The following Example is intended to help you compare the cost of investing in a Fund (without expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                    ----------------------------------------------
FUND                                                1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------
Multi-Manager International Equity Fund              $162        $502         $ 866        $1,889
--------------------------------------------------------------------------------------------------
Multi-Manager Mid Cap Fund                           $132        $412         $ 713        $1,568
--------------------------------------------------------------------------------------------------
Multi-Manager Small Cap Fund                         $152        $471         $ 813        $1,779
--------------------------------------------------------------------------------------------------
                                                    ----------------------------------------------



                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 15

INVESTMENT ADVISERS


Northern Trust Global Advisors, Inc. ("NTGA") and Northern Trust Investments, N.A. ("NTI") (each an "Investment Adviser" and collectively, the "Investment Advisers"), are each a direct or indirect subsidiary of TNTC, and serve jointly as the Investment Advisers of the Funds and are responsible for their overall administration. NTGA is located at 300 Atlantic Street, Stamford, Connecticut 06901, and NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTGA, NTI, and TNTC are referred to collectively in this Prospectus as "Northern Trust."

NTGA is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). It has over 25 years of experience evaluating investment advisory firms. NTGA primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

NTI is an investment adviser registered under the Advisers Act. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.


Northern Trust Corporation, through its subsidiaries, has managed the assets of individuals, charitable organizations, foundations and large corporate investors for more than 100 years. As of June 30, 2006, Northern Trust had assets under custody of $3.2 trillion, and assets under investment management of $640 billion.



Under the Investment Advisory Agreement with Northern Funds, each Investment Adviser, subject to the general supervision of the Board of Trustees, is responsible for: (1) selecting the overall investment strategies of the Funds;
(2) recommending and selecting Sub-Advisers; (3) allocating and reallocating assets among the Sub-Advisers where a Fund has more than one Sub-Adviser; (4) monitoring and evaluating Sub-Adviser performance; and (5) implementing procedures to ensure that the Sub-Advisers comply with each Fund's investment objectives, policies and restrictions.


------------------------------------------------------------

INVESTMENT SUB-ADVISERS
------------------------------------------------------------

The Funds have received an exemptive order from the SEC that permits the Investment Advisers to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing Sub-Advisory Agreement, upon the approval of the Board of Trustees, without obtaining shareholder approval. Sub-Advisers will provide investment advisory services to the Funds. The Investment Advisers will select Sub-Advisers based upon the Sub-Adviser's skills in managing assets pursuant to particular investment styles and strategies. The Investment Advisers will monitor existing Sub-Advisers based on their investment styles, strategies, and results in managing assets for specific asset classes. Each Sub-Adviser will have discretion to select portfolio securities for its portion of a Fund, but must select those securities according to the Fund's investment objectives and restrictions.

The current Sub-Advisers for the Funds and their portfolio managers are set forth on page 18 under the section entitled "Fund Management."


                   16 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

MANAGEMENT OF THE FUNDS

ADVISORY FEES


As compensation for advisory services and the assumption of related expenses, the Investment Advisers are entitled to an advisory fee, computed daily and payable monthly, at the annual aggregate rates set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets). A discussion regarding the Board of Trustees' basis for approving the Funds' Advisory and Sub-Advisory Agreements is available in the Funds' Additional Statement. The Sub-Advisers' fees are paid by the Investment Advisers out of their advisory fee.

                                                                            -----------
                                                                            Contractual
FUND                                                                           Rate
---------------------------------------------------------------------------------------
Multi-Manager International Equity Fund                                        1.10%
---------------------------------------------------------------------------------------
Multi-Manager Mid Cap Fund                                                     0.90%
---------------------------------------------------------------------------------------
Multi-Manager Small Cap Fund                                                   1.10%
---------------------------------------------------------------------------------------
                                                                            -----------


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 17

FUND MANAGEMENT

THE SUB-ADVISERS AND FUND MANAGERS TO THE FUNDS

--------------------------------------------------------------------------------

Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of assets of the Fund allocated to it, subject to general supervision of the Investment Advisers and the Board of Trustees.

--------------------------------------------------------------

MULTI-MANAGER INTERNATIONAL EQUITY FUND
--------------------------------------------------------------

ALTRINSIC GLOBAL ADVISORS, LLC ("ALTRINSIC"). Altrinsic has managed a portion of the Fund since June 2006. Altrinsic is located at 100 First Stamford Place, Stamford, Connecticut and was founded in 2000. As of March 31, 2006, Altrinsic had assets under management of approximately $3 billion. Altrinsic is an employee-owned company. One of these employees, John Hock, has a controlling interest in Altrinsic. A team is primarily responsible for the management of the portion of the Fund managed by Altrinsic. The members of the team, John Hock, John L. Devita and Rehan Chaudhri, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Hock is the Chief Investment Officer, a founder of the firm, and a Portfolio Manager. Mr. Devita has been a Principal of the firm and a Portfolio Manager since 2000, with primary research responsibility for the global consumer and tech/telecom industries. Mr. Chaudhri has been a Principal and Portfolio Manager of the Firm since July 2003, with primary research responsibility for companies in the industrials and tech/telecom sectors. He was a Senior Vice President and Portfolio Manager for Lazard Asset Management from May 2001 to March 2003, where he was responsible for managing international diversified and select funds. Altrinsic employs a bottom up, fundamentally driven process. With a focus on stock selection, Altrinsic seeks to buy high quality companies with consistent returns trading at a discount and cyclical companies showing signs of improvement that are trading at a larger discount.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, LLC
("NICHOLAS-APPLEGATE"). Nicolas-Applegate has managed a portion of the Fund since June 2006. Nicholas-Applegate is located at 600 West Broadway, San Diego, California and was founded in 1984. Nicholas-Applegate is an indirect, wholly-owned subsidiary of Allianz AG located at 600 West Broadway, 29th Floor, San Diego, CA 92101. As of March 31, 2006, Nicholas-Applegate had assets under management of approximately $14.9 billion. A team is primarily responsible for the management of the portion of the Fund managed by Nicholas-Applegate. Vince Willyard CFA has been with Nicholas-Applegate since July 2005. He is a Managing Director and lead Portfolio Manager primarily responsible for the day-to-day management of the Fund, including all final investment decisions, portfolio construction, risk management, research (with a focus on non-U.S. developed markets) and idea generation. From September 1994 to June 2005, he was Portfolio Manager for Duncan-Hurst Capital Management ("Duncan Hurst") and served two years as a quantitative and performance analyst with the firm. The remaining members of the team are Joseph Devine, Stephen Derkash and Barry Kendall. Mr. Devine joined Nicholas-Applegate in July 2005 as a Senior Vice President and a Portfolio Manager responsible for idea generation, research (with a focus on Asia Pacific and Emerging Markets), portfolio management and risk management. From 2000 to June 2005, he was a Portfolio Manager and Research Analyst at Duncan Hurst in charge of Asian equities. Mr. Derkash has served as a Vice President and Analyst at Nicholas-Applegate since 2006, with responsibility for research and idea generation. From 2005 until 2006, he consulted as a Senior Analyst with Coronat Capital Management. From 2003 until 2004 he was a Senior Equity Analyst with Globalvest Management. Mr. Kendall has served as a Vice President and Analyst at Nicholas-Applegate since July 2005, with responsibility for research and idea generation. From 1997 until July 2005, Mr. Kendall was a Research Analyst and Equity Trader with Duncan Hurst's international team. Nicholas-Applegate employs an aggressive growth strategy, seeking to find companies with accelerating earnings due to a fundamental change in their business.

OECHSLE INTERNATIONAL ADVISORS, LLC ("OECHSLE"). Oechsle has managed a portion of the Fund since June 2006. Oechsle is located at One International Place, Boston, Massachusetts and was founded in 1986. As of


                   18 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

MANAGEMENT OF THE FUNDS

March 31, 2006, Oechsle had assets under management of approximately $15 billion. L. Sean Roche is the Portfolio Manager primarily responsible for day-to-day management of the Fund. Mr. Roche is Chief Investment Officer, Principal, Chief Operations Officer and Research Analyst and one of the founders of the firm. Through in-depth fundamental research, Oechsle seeks to find companies exhibiting earnings growth that is either unrecognized or not adequately discounted by other investors. The investment team's bottom-up stock research is complemented by top-down analysis of countries, sectors, and other macroeconomic factors.

TRADEWINDS NWQ GLOBAL INVESTORS, LLC ("TRADEWINDS"). Tradewinds has managed a portion of the Fund since June 2006. Effective March 1, 2006, Nuveen Investments Inc., parent company of NWQ Investment Management Company, LLC, organized Tradewinds as an indirectly, wholly-owned subsidiary of Nuveen. Tradewinds is located at 2049 Century Park East, 18th Floor, Los Angeles, California. As of March 31, 2006, Tradewinds had assets under management of approximately $23 billion. Paul Hechmer, Managing Director and International Portfolio Manager is responsible for the management of the portion of the Fund sub-advised by Tradewinds. He has been with Tradewinds since March 2006. From March 2001 through March 2006, Mr. Hechmer served as Managing Director and International Portfolio Manager for NWQ Investment Management Company, LLC. Tradewinds is an investment management organization focused on international/global investing across all capitalizations. Tradeswinds' disciplined investment process involves conducting rigorous, independent, bottom-up fundamental analysis on a broad array of undervalued securities of quality companies across global markets. The Portfolio Manager and analysts apply fundamental valuation metrics and focus on qualitative factors such as economic comparative advantage. Tradewinds' process is distinguished by deep specialization, fundamental analysis and transparency. Tradewind's investment discipline seeks to identify potential investments that trade at attractive absolute valuations, offer good downside protection/risk-reward and possess strong franchise quality.

------------------------------------------------------------

MULTI-MANAGER MID CAP FUND
------------------------------------------------------------


LSV ASSET MANAGEMENT ("LSV"). LSV has managed a portion of the Fund since June 2006. LSV, located at One North Wacker Drive, Chicago, Illinois, was founded in 1994. LSV is a partnership with a majority interest owned by LSV's founders, management team and employees and a minority interest owned by SEI Funds, Inc. SEI Funds, Inc. is a wholly-owned subsidiary of SEI Investments and an affiliate of SEI Investments Management Corporation and SEI Investments Distribution Co. As of March 31, 2006, LSV had assets under management of approximately $59.2 billion. A team is responsible for the day-to-day management of the portion of the Fund managed by LSV. The members of the team are Josef Lakonishok, Robert Vishny, Menno Vermeulen, and Puneet Mansharamani. All of the team members are portfolio managers and no one member has been assigned any other specific role or had any limitations placed on that role. Mr. Lakonishok has served as Chief Executive Officer, Chief Investment Officer, Partner and Portfolio Manager of LSV since its founding in 1994. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign. Mr. Vishny has served as a Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and Partner since 1998. Mr. Mansharamani has served as a Partner and Portfolio Manager of LSV since January 2006. He previously served as a Quantitative Analyst at LSV since 2000. LSV employs a quantitative investment approach that seeks to optimize for the best combination of undervalued stocks with recent positive market sentiment given risk control parameters.


TCW INVESTMENT MANAGEMENT COMPANY ("TCW"). TCW has managed a portion of the Fund since June 2006. TCW is located at 865 South Figueroa Street, Los Angeles, California and was founded in 1971. TCW is an indirect subsidiary of Societe Generale, S.A. and a member of its division, Societe Generale Asset Management. Societe Generale, S.A. is located at 170, Place Henri-Regnault-La Defense 6, 92043, Paris-La Defense Cedex, Paris, France. As of March 31, 2006, TCW had assets


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 19 under management of approximately $128.8 billion. Brendt Stallings is the Portfolio Manager primarily responsible for the day-to-day management of the Fund. Mr. Stallings is also Managing Director and has been a member of the TCW Growth Equities team since the inception of the product in 1999 and the lead Portfolio Manager of that product since 2003. Mr. Stallings is also a member of the TCW Small Cap Growth and TCW Mid-Cap Growth product teams since 1998. TCW uses a bottom-up fundamental approach with an objective to purchase securities of profitable, growing companies whose business prospects are believed to be improperly estimated by consensus research.


GENEVA CAPITAL MANAGEMENT LTD. ("GENEVA"). Geneva has managed a portion of the Fund since June 2006. Geneva is located at 250 East Wisconsin Avenue, Milwaukee, Wisconsin and was founded in 1987. As of March 31, 2006, Geneva had assets under management of approximately $1.2 billion. Geneva's Investment Strategy Group ("ISG") is primarily responsible for the management of the portion of the Fund managed by Geneva. The ISG meets regularly to review existing equity holdings as well as to discuss new and potential investments. The team selects securities for investment after thorough discussion and approval by its members. No stock may be bought or sold without team approval. The ISG is comprised of Amy Croen, William Priebe, Michelle Picard, and Scott Priebe and no one person is primarily responsible for the day-to-day management of the Fund. Ms. Croen is Co-President, Chief Compliance Officer, Portfolio Manager and one of the founders of Geneva. William Priebe is Co-President, Portfolio Manager and one of the founders of Geneva. Ms. Picard has served as Vice President and Portfolio Manager of Geneva since 1999. Scott Priebe has served as Investment Analyst since 2004. From July 2001 to 2004, he was a Senior Financial Analyst for Eli Lilly and Co. and from 2000 to June 2001 he was a Manager of Media Trafficking at BFW Media Networks. Geneva's investment approach focuses on high quality companies with above average return on equity, low leverage, strong management, leadership positions within their respective industries, and healthy historical and projected earnings growth.


------------------------------------------------------------

MULTI-MANAGER SMALL CAP FUND
------------------------------------------------------------

GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"). GSAM has managed a portion of the Fund since June 2006. GSAM is located at 32 Old Slip, New York, New York and was founded in 1989. GSAM is a Delaware limited partnership in which The Goldman Sachs Group, Inc. is the general partner and Goldman Sachs Global Holdings, LLC is the limited partner. As of March 31, 2006, GSAM had assets under management of approximately $470 billion. Melissa Brown is primarily responsible for the day-to-day management of the portion of the Fund managed by GSAM. Ms. Brown is a Senior Portfolio Manager and Managing Director of GSAM and she has been a member of the GSAM Global Quantitative Equity team since 1998. GSAM employs a quantitative investment strategy, which results in a highly diversified portfolio with characteristics similar to the Russell 2000 Index.

WILLIAM BLAIR & COMPANY, LLC ("WILLIAM BLAIR"). William Blair has managed a portion of the Fund since June 2006. William Blair is located at 222 West Adams Street, Chicago, Illinois and was founded in 1935. As of March 31, 2006, William Blair had assets under management of approximately $38 billion. Mark Fuller and Greg Pusinelli are the Portfolio Managers primarily responsible for the day-to-day management of the portion of the Fund managed by William Blair. Mr. Fuller has been with William Blair since 1983 and Mr. Pusinelli has been with William Blair since 1995. Both Mr. Fuller and Mr. Pusinelli are Partners and Co-managers of the William Blair Tax-Managed Growth Fund, and members of the Tax-Efficient Growth team. The William Blair team uses a bottom-up, fundamental approach to selecting stocks, investing in companies that possess a durable business franchise and sustainable competitive advantage.

NORTHPOINTE CAPITAL, LLC ("NORTHPOINTE"). NorthPointe has managed a portion of the Fund since June 2006. NorthPointe is located at 101 West Big Beaver Road, Troy, Michigan and was founded in 1999. NorthPointe is an indirect, wholly-owned subsidiary of Nationwide Mutual Insurance Company located at One Nationwide Plaza, Columbus, OH 43215-2220. As of March 31, 2006, NorthPointe had assets under management of


                   20 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

MANAGEMENT OF THE FUNDS

approximately $2.4 billion. A team is primarily responsible for the management of the portion of the Fund managed by NorthPointe. Karl Knas is lead Portfolio Manager and primarily responsible for the day-to-day management of the Fund. Mr. Knas has been a Portfolio Manager with NorthPointe since January 2004, and was a Research Analyst with NorthPointe from February 2003 to January 2004. Prior to that, Mr. Knas was a Research Analyst at Soundview Technology Group from August 2001 to February 2003. Prior to August 2001, Mr. Knas was a Research Analyst at Salomon Smith Barney. The remaining members of the team, Carl P. Wilk, Robert D. Glise, Brad Halverson and Sherwin Prior, assist with stock selection for the Fund. Mr. Wilk is a Portfolio Manager with NorthPointe. He joined NorthPointe in 2002 and has managed the Smid Cap Growth strategy since its inception. Mr. Wilk was a Senior Portfolio Manager at Munder Capital Management from 1995 to April 2002. Mr. Glise has served as a Portfolio Manager at NorthPointe since April 2002. Mr. Glise was a Senior Portfolio Manager at Munder Capital Management from August 1998 to April 2002. Mr. Halverson has served as an Equity Analyst at NorthPointe since July 2004. He was an Associate in Investment Banking at A.G. Edwards & Sons, Inc. from May 2002 to July 2004. Mr. Prior has served as an Equity Analyst at NorthPointe since June 2005. He was an Equity Analyst at Delphi Corporation from December 2004 to May 2005. He was an Associate at Morgan Stanley from August 2002 to December 2004. NorthPointe uses a bottom-up investment approach to identify companies in the small and medium capitalization ranges growing at an excess of 15% and selling at a discount to their long term growth rate.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("MET WEST"). Met West has managed a portion of the Fund since June 2006. Met West is located at 610 Newport Center Drive, Newport Beach, California and was founded in 1997. Met West, along with its affiliate, Evergreen Investment Management Company, LLC, is a subsidiary of Wachovia Corporation (Wachovia), the fourth-largest bank holding company in the United States, with over $521 billion in consolidated assets as of December 31, 2005. Wachovia is located at 301 South College Street, Charlotte, North Carolina. The remainder of the firm is employee-owned. As of March 31, 2006, Met West had assets under management of approximately $4.6 billion. A team manages the portion of the Fund managed by Met West. Gary Lisenbee, the lead strategist of this team, is President of Met West. He co-founded Met West in August 1997. The other members of the team are Jay Cunningham, CFA, Ellie Chizmarova, CFA and Miguel E. Giaconi. Mr. Cunningham has been with Met West since November 2005 and is currently a Senior Vice President and an Analyst/Portfolio Manager. From August 2003 to November 2005, he was a Senior Analyst at Hibernia Southcoast Capital. From June 2001 to July 2003, he was a Senior Analyst at AIM Investments. Ms. Chizmarova has been with Met West since March 2001 and is currently an Equity Analyst. Mr. Giaconi has been with Met West since July 2003 and is currently an Equity Analyst. From January 1999 to June 2001, he was a Portfolio Manager at AFP Cuprum S.A. Met West's investment team has decision-making authority for the small cap intrinsic value strategy. The team consists of investment professionals who occupy the roles of "Analyst" and "Analyst/Portfolio Manager" (Met West's most senior investment professionals). With Mr. Lisenbee as lead strategist, the members of the team jointly formulate investment policy and develop a model portfolio. They also share primary responsibility for portfolio construction, including security selection and portfolio diversification. While Mr. Lisenbee directs the research efforts for the strategy, all investment decisions are reached by consensus. Met West researches businesses to identify small cap companies selling below fair value with clear catalysts to help realize full value within a defined time frame.

Additional information about the Fund Managers' compensation, other accounts managed by the Fund Managers and the Fund Managers' ownership of securities in the Funds is available in the Additional Statement.


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 21

OTHER FUND SERVICES


TNTC serves as Transfer Agent and Custodian for each Fund. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. In addition, NTI and PFPC Inc. ("PFPC") serve as Co-Administrators for the Funds. The fees that TNTC, NTI and PFPC receive for their services in these capacities are described under "Fund Fees and Expenses" and in the Additional Statement.

Pursuant to an exemptive order issued by the SEC concerning such arrangements, TNTC also may render securities lending services to the Funds. For such services, TNTC may receive a fee of up to 35% of the net revenue earned by a Fund on each securities loan. In addition, cash collateral received by a Fund in connection with a securities loan may be invested in shares of other registered or unregistered funds that pay investment advisory or other fees to NTI, TNTC or an affiliate.

Pursuant to the same exemptive order, each Fund invests its uninvested cash in a money market fund advised by one or more of the Investment Advisers or their affiliates. Accordingly, each Fund will bear indirectly a proportionate share of that money market fund's operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the Investment Advisers and/or their affiliates. Currently, the uninvested cash of the Funds is invested in the Northern Institutional Diversified Assets Portfolio. The aggregate annual rate of advisory, co-administration, transfer agency and custody fees payable to the Investment Advisers and/or their affiliates on the assets invested in the Northern Institutional Diversified Assets Portfolio are 0.35%.

TNTC, NTI and other Northern Trust affiliates may provide other services to the Funds and receive compensation for such services, if consistent with the Investment Company Act of 1940, as amended (the "1940 Act") and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in a Fund may or may not receive specific notice of such additional services and fees.


                   22 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

PURCHASING AND SELLING SHARES


PURCHASING SHARES

You may purchase shares directly from Northern Funds or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 800/595-9111.

OPENING AN ACCOUNT

DIRECTLY FROM THE FUNDS. You may open a shareholder account and purchase shares directly from the Funds with a minimum initial investment per Fund of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Funds reserve the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the
Funds:

--------------------------------------------------------------

BY MAIL
--------------------------------------------------------------

- Read this Prospectus carefully.

- Complete and sign the New Account Application.

- Enclose a check payable to Northern Funds.


- If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by a certified corporate resolution or other acceptable evidence of authority (if applicable).



- Mail your check, certified corporate resolution (if needed) and completed New Account Application to:


  Northern Funds

  P.O. Box 75986

  Chicago, Illinois 60675-5986

- For overnight delivery use the following address:

  Northern Funds

  801 South Canal Street

  Chicago, Illinois 60607

- For subsequent investments:

 - Enclose your check with the investment slip portion of the confirmation of your previous investment; or

 - Indicate on your check or a separate piece of paper your name, address and account number.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, travelers checks, money orders and third party checks are not acceptable.

------------------------------------------------------------


BY WIRE OR AUTOMATED CLEARING HOUSE ("ACH") TRANSFER

------------------------------------------------------------

TO OPEN A NEW ACCOUNT:

- Call 800/595-9111 for instructions.

- Complete a New Account Application and send it to:

  Northern Funds

  P.O. Box 75986

  Chicago, IL 60675-5986

TO ADD TO AN EXISTING ACCOUNT:


- Have your bank wire federal funds or effect an ACH Transfer to:


  The Northern Trust Company

  Chicago, Illinois

  ABA Routing No. 0710-00152


  (Reference 10-Digit Fund account number)


  (Reference Shareholder's Name)

------------------------------------------------------------

BY DIRECT DEPOSIT
------------------------------------------------------------

TO PURCHASE ADDITIONAL SHARES:


- Determine if your employer has direct deposit capabilities through the ACH.


- Have your employer send payments to:

  ABA Routing No. 0710-00152


  (Reference 10-Digit Fund account number)


  (Reference Shareholder's Name)

- The minimum periodic investment for direct deposit is $50.


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 23

--------------------------------------------------------------

BY AUTOMATIC INVESTMENT
--------------------------------------------------------------

TO OPEN A NEW ACCOUNT:

- Complete a New Account Application, including the Automatic Investment section.

- Send it to:

  Northern Funds

  P.O. Box 75986

  Chicago, IL 60675-5986

- The minimum initial investment is $250; $50 for monthly minimum additions.

TO ADD TO AN EXISTING ACCOUNT:

- Call 800/595-9111 to obtain an Automatic Investment Plan Form.

- The minimum for automatic investment additions is $50.

If you discontinue participation in the plan, the Funds reserve the right to redeem your account involuntarily, upon 30 days' written notice, if the account's net asset value is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund's net asset value.

--------------------------------------------------------------

BY DIRECTED REINVESTMENT
--------------------------------------------------------------

You may elect to have your income dividend and capital gain distributions automatically invested in another Northern Funds account.

- Complete the "Choose Your Dividend and Capital Gain Distributions" section on the New Account Application.

- Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement).

--------------------------------------------------------------

BY EXCHANGE
--------------------------------------------------------------

You may open a new account or add to an existing account by exchanging shares of one Fund for shares of any other Fund offered by Northern Funds. See "Selling Shares--By Exchange."

------------------------------------------------------------

BY INTERNET
------------------------------------------------------------


You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.


------------------------------------------------------------

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS
------------------------------------------------------------

If you have an account with Northern Trust, you may purchase Northern Funds shares through Northern Trust. You also may purchase shares through other financial institutions that have entered into agreements with Northern Funds. To determine whether you may purchase shares through your institution, contact your institution directly or call 800/595-9111. Northern Trust and other financial institutions may impose charges against your account which will reduce the net return on an investment in a Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

                   24 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

SELLING SHARES

REDEEMING AND EXCHANGING DIRECTLY FROM THE FUNDS. If you purchased Northern Funds directly or, if you purchased your shares through an account at Northern Trust or another financial institution and you appear on Northern Funds records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

--------------------------------------------------------------

BY MAIL
--------------------------------------------------------------

SEND A WRITTEN REQUEST TO:

Northern Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

THE REDEMPTION REQUEST MUST INCLUDE:

- The number of shares or the dollar amount to be redeemed;

- The Fund account number;

- The signatures of all account owners;

- A signature guarantee also is required if:

 - The proceeds are to be sent elsewhere than the address of record, or

 - The redemption amount is greater than $50,000.

--------------------------------------------------------------

BY WIRE
--------------------------------------------------------------

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

- You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank.

- Call the Transfer Agent at 800/595-9111 for instructions.

- The minimum amount that may be redeemed by this method is $250.

------------------------------------------------------------

BY SYSTEMATIC WITHDRAWAL
------------------------------------------------------------

If you own shares of a Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Northern Funds.

- Call 800/595-9111 for an application form and additional information.

- The minimum amount is $250 per withdrawal.

------------------------------------------------------------

BY EXCHANGE
------------------------------------------------------------

Northern Funds offers you the ability to exchange shares of one Fund in the Northern Funds family for another Fund in the Northern Funds family.

- When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:

  Northern Funds

  P.O. Box 75986

  Chicago, IL 60675-5986

- Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an
  IRA).

- Call 800/595-9111 for more information.

------------------------------------------------------------

BY TELEPHONE
------------------------------------------------------------

If you authorize the telephone privilege on your New Account Application, you may redeem Northern Funds shares by telephone.

- If your account is already opened, send a written request to:

  Northern Funds

  P.O. Box 75986

  Chicago, IL 60675-5986

- The request must be signed by each owner of the account and must be accompanied by signature guarantees.

- Call 800/595-9111 to use the telephone privilege.


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 25

- During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such an event, shareholders should follow the procedures outlined on page 25 under "Selling Shares--By Mail" and outlined below under "Selling Shares--By Internet."

--------------------------------------------------------------

BY INTERNET
--------------------------------------------------------------


You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northernfunds.com or contact your Relationship Manager.


--------------------------------------------------------------

REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS
--------------------------------------------------------------

If you purchased your Northern Funds shares through an account at Northern Trust or through another financial institution, you may redeem or exchange your shares according to the instructions pertaining to that account.


- Although Northern Funds imposes no charges when you redeem (other than the 2% redemption fee charged for shares of the Multi-Manager International Equity Fund held for less than 30 days), when shares are purchased through Northern Trust or through other financial institutions, a fee may be charged by those institutions for providing services in connection with your account.


- Contact your account representative at Northern Trust or other financial institution for more information about redemptions or exchanges.


                   26 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

ACCOUNT POLICIES AND OTHER INFORMATION


CALCULATING SHARE PRICE. Northern Funds issues shares and redeems shares at net asset value ("NAV"). The NAV for each Fund is calculated by dividing the value of the Fund's net assets by the number of the Fund's outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m., Central time, for each Fund. The NAV used in determining the price of your shares is the one calculated after your purchase order is received and accepted and after your exchange or redemption order is received in good order as described below.


Investments of the Funds for which market quotations are readily available are priced at their market value. If market quotations are not readily available, or if it is believed that such quotations do not accurately reflect fair value, the fair value of the Funds' investments may be otherwise determined in good faith under procedures established by the Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust's fair value procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund's NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by a Fund are valued at their amortized cost, which, according to the Investment Advisers, approximates market value.


A Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m., Central time, on any Business Day will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day's closing share price for the applicable Fund(s), provided that one of the following occurs:

- The Transfer Agent receives payment by 3:00 p.m., Central time, on the same Business Day; or

- The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement with Northern Funds and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day or on the next Business Day, depending on the terms of Northern Funds' agreement with the intermediary.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. Central time on a Business Day will be executed on the next Business Day, at that day's closing share price for the applicable Fund(s), provided that payment is made as noted above.

MISCELLANEOUS PURCHASE INFORMATION.

- You will be responsible for all losses and expenses of a Fund, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.


- Exchanges into the Funds from another Fund in the Northern Funds family may be subject to any redemption fee imposed by the other fund.



                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 27

- You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.


- Northern Funds reserves the right to reject any purchase order. The Funds also reserve the right to change or discontinue any of their purchase procedures.

- In certain circumstances, Northern Funds may advance the time by which purchase orders must be received. See "Early Closings" on page 32.


- Northern Funds may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60675-5986, calling 800/595-9111 or sending an e-mail to: northern-funds@ntrs.com.


TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m., Central time, will be executed on the same day at that day's closing share price for the applicable Fund(s) (less any applicable redemption fee).


Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m., Central time, on a Business Day will be executed the next Business Day, at that day's closing share price for the applicable Fund(s) (less any applicable redemption fee). The proceeds will normally be sent or created the following Business Day.



PAYMENT OF REDEMPTION PROCEEDS. Redemption proceeds normally will be sent or credited on the Business Day following the Business Day on which such redemption request is received in good order by the deadline noted above. However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed on page 29 under "Miscellaneous Redemption Information."



REDEMPTION FEES. The Multi-Manager International Equity Fund charges a 2.00% redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.


The Fund is authorized to waive the redemption fee for the following transactions:

- Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts;

- Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

- Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

- Redemptions of shares acquired by reinvestment of dividends, distributions or other payments;

- Redemptions due to the death or the post-purchase disability of the beneficial owner of the account;

- Redemptions to satisfy minimum required distributions from retirement accounts;

- Redemptions representing the return of excess contributions in retirement accounts; and

- Redemptions initiated by the Fund.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or


                   28 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

eliminate the redemption fee or waivers at any time and will give 60 days' prior written notice of any material changes, unless otherwise provided by law.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational requirements, a financial intermediary's method for tracking and calculating the redemption fee may differ in some respects from that used by the Fund. Customers purchasing shares from financial intermediaries should contact these intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares.


MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed New Account Application including a certified corporate resolution or other acceptable evidence of authority (if applicable). In addition, redemptions are subject to the following restrictions:


- Northern Funds may require any information reasonably necessary to ensure that a redemption has been duly authorized.

- Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

- Northern Funds reserves the right, on 30 days' written notice, to redeem the shares held in any account if, at the time of redemption, the net asset value of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in a Fund's net asset value.

- If you are redeeming recently purchased shares, your redemption request may not be honored until your check or electronic transaction has cleared. This may delay your transaction for up to 10 days.

- Northern Funds and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to Northern Funds and its shareholders or the Transfer Agent.


- You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please go to northernfunds.com or contact your Relationship Manager.


- Northern Funds reserves the right to change or discontinue any of its redemption procedures.

- Northern Funds reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

- In certain circumstances, Northern Funds may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page 32.

EXCHANGE PRIVILEGES. You may exchange shares of one Fund in the Northern Funds family for another only if the registration of both accounts is identical. Both accounts must have the same owner's name and title, if applicable. An exchange is a redemption of shares of one Fund that you own and the purchase of shares of another Fund that you are acquiring. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss.

Northern Funds reserves the right to change or discontinue the exchange privilege at any time upon 60 days' written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange,


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 29 you should read the Prospectus for the shares you are acquiring.

POLICIES AND PROCEDURES ON EXCESSIVE TRADING PRACTICES. In accordance with the policy adopted by the Board of Trustees, Northern Funds discourages market timing and other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only. Excessive, short-term (market timing) trading practices may disrupt fund management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares by long-term shareholders. The Multi-Manager International Equity Fund, which invests primarily in foreign securities, may be susceptible to the risk of excessive, short-term trading due to the potential for time zone arbitrage. Northern Funds and Northern Trust reserve the right to reject or restrict purchase or exchange requests from any investor. Northern Funds and Northern Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to Northern Funds and its shareholders (or Northern Trust), Northern Funds (or Northern Trust) will exercise this right if, in Northern Funds' (or Northern Trust's) judgment, an investor has a history of excessive trading or if an investor's trading, in the judgment of Northern Funds (or Northern Trust), has been or may be disruptive to a Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm Northern Funds or its shareholders or would subordinate the interests of Northern Funds or its shareholders to those of Northern Funds or any affiliated person or associated person of Northern Funds.


To deter excessive shareholder trading, a shareholder is restricted to no more than two "round trips" in a Fund during a calendar quarter. A "round trip" is a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund. In addition, the Multi-Manager International Equity Fund imposes a redemption fee on redemptions made within 30 calendar days of purchase subject to certain exceptions. For further information, please see "Redemption Fees" on page 28. As described below and in "Redemption Fees" it should be noted that Northern Funds' ability to monitor and limit the trading activity of shareholders investing in a Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts.


Pursuant to the policy adopted by the Board of Trustees, Northern Funds has developed criteria that it uses to identify trading activity that may be excessive. Northern Funds reviews on a regular, periodic basis available information relating to the trading activity in the Funds in order to assess the likelihood that a Fund may be the target of excessive trading. As part of its excessive trading surveillance process, Northern Funds, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, Northern Funds detects excessive, short-term trading, whether or not the shareholder has made two round trips in a calendar quarter, Northern Funds may reject or restrict a purchase or exchange request and may further seek to close an investor's account with a Fund. Northern Funds may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Northern Funds will apply the criteria in a manner that, in Northern Funds' judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition, Fund shares may be held in omnibus 401(k) plans, retirement plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Funds. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds' market timing policies or any applicable redemption fee. While Northern Funds may monitor share


                   30 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

turnover at the omnibus account level, a Fund's ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Funds and Northern Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.


If necessary, Northern Funds may prohibit additional purchases of Fund shares by a financial intermediary or by certain of the intermediary's customers. Financial intermediaries may also monitor their customers' trading activities in the Northern Funds.



For those Funds that charge redemption fees, Northern will ask financial intermediaries to assess redemption fees on shareholder accounts in appropriate cases and remit these fees to the affected Fund. Financial intermediaries will also be asked to enforce Northern Funds' excessive trading policies with respect to their customers who are shareholders in the Funds. Intermediaries may have varying practices in connection with the application of redemption fees and Northern Funds' excessive trading practices. There can be no assurance that the financial intermediaries will properly assess purchase or redemption fees or administer Northern Funds' excessive trading policies.



For those Northern Funds that charge redemption fees, intermediaries will be expected to begin to assess redemption fees within the next year. Some financial intermediaries may be provided additional time if needed to update their systems to enable them to assess redemption fees and identify excessive trading activity in the Northern Funds.


IN-KIND PURCHASES AND REDEMPTIONS. Northern Funds reserves the right to accept payment for shares in the form of securities that are permissible investments for a Fund. Northern Funds also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from a Fund. See the Additional Statement for further information about the terms of these purchases and redemptions.


TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, Northern Funds and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing or follow the procedures found on pages 24 or 26 for initiating transactions by the Internet.


The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

Northern Funds reserves the right to refuse a telephone redemption.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Funds and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by Northern Funds. In addition to the situations described in this Prospectus, Northern Funds may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 31

BUSINESS DAY. A "Business Day" is each Monday through Friday when the New York Stock Exchange (the "Exchange") is open for business. For any given calendar year, the Funds will be closed on the following holidays or as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


GOOD ORDER. A purchase, redemption or exchange request is considered to be "in good order" when all necessary information is provided and all required documents are properly completed, signed and delivered including a certified corporate resolution or other acceptable evidence of authority (if applicable). Requests must include the following:


- The account number (if issued) and Fund name;

- The amount of the transaction, in dollar amount or number of shares;

- For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

- Required signature guarantees, if applicable;

- Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 800/595-9111 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account will not be considered to be "in good order" unless the investor has provided all information required by Northern Funds' "Customer Identification Program" described below.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires Northern Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with Northern Funds. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Northern Funds reserves the right to: (a) place limits on account transactions until the investor's identity is verified; (b) refuse an investment in Northern Funds or (c) involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Northern Funds and its agents will not be responsible for any loss in an investor's account resulting from an investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity is not verified.

EARLY CLOSINGS. The Funds reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange closes or closes early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund's NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.


EMERGENCY EVENTS. In the event the Exchange does not open for business because of an emergency, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation, please call 800/595-9111 or visit northernfunds.com.


FINANCIAL INTERMEDIARIES. Northern Funds may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Funds. A Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund's per share NAV next determined, provided that the authorized


                   32 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

Northern Funds may enter into agreements with certain financial intermediaries, including affiliates of Northern Trust, that perform support and/or distribution services for their customers who own Fund shares ("Service Organizations"). These support services may include:

- assisting investors in processing purchase, exchange and redemption requests;

- processing dividend and distribution payments from the Funds;

- providing information to customers showing their positions in the Funds; and

- providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide distribution services, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from a Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Funds' assets on an on-going basis, they will increase the cost of your investment in the Funds.

Northern Trust also may provide compensation to certain dealers and other financial intermediaries, including affiliates of Northern Trust, that provide services to their customers who invest in Northern Funds or whose customers purchase significant amounts of a Fund's shares. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Advisers (after adjustments). This additional compensation will be paid by Northern Trust or its affiliates and will not represent an additional expense to Northern Funds or its shareholders.

Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary's requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in a Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor's investment in a Fund.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Funds on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations and other financial intermediaries are governed by a Distribution and Service Plan (the "Plan") that has been adopted by Northern Funds pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations and other financial intermediaries, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs. As of this date, the Plan has not been implemented with respect to the Funds.


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 33

PORTFOLIO HOLDINGS. The Funds, or their duly authorized service providers, may publicly disclose holdings of all Northern Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.


A complete schedule of each Fund's holdings, current as of calendar quarter-end, will be available on the Funds' Web site at northernfunds.com no earlier than ten (10) calendar days after the end of the respective period. The Funds also will publish their top ten holdings on their Web site, current as of month end, no earlier than ten (10) calendar days after the end of the month. This information will remain available on the Web site at least until the Funds file with the SEC their semiannual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders.


A further description of Northern Funds' Policy on Disclosure of Portfolio Holdings is available in the Additional Statement.


SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and with an annual report containing audited financial statements as of March 31. If you have consented to the delivery of a single copy of shareholder reports, prospectuses, proxy statements or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by telephone at 800/595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.



                   34 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF EACH FUND ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE SAME FUND WITHOUT ANY SALES CHARGE OR ADDITIONAL PURCHASE PRICE AMOUNT.

--------------------------------------------------------------------------------


You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Fund in the Northern Funds family at its NAV per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Fund in the Northern Funds family, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions may only be reinvested in a Fund in the Northern Funds family in which you maintain an account.


The following table summarizes the general distribution policies for each of the Funds. A Fund may, in some years, pay additional dividends or make additional distributions to the extent necessary for the Fund to avoid incurring unnecessary tax liabilities or for other reasons.

                                                             --------------------------------------------------------------
                                                             Dividends, if any,                      Capital Gains, if any,
FUND                                                         Declared and Paid                         Declared and Paid
---------------------------------------------------------------------------------------------------------------------------
Multi-Manager International Equity Fund                           Annually                                  Annually
---------------------------------------------------------------------------------------------------------------------------
Multi-Manager Mid Cap Fund                                        Annually                                  Annually
---------------------------------------------------------------------------------------------------------------------------
Multi-Manager Small Cap Fund                                      Annually                                  Annually
---------------------------------------------------------------------------------------------------------------------------
                                                             --------------------------------------------------------------


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 35

TAX CONSIDERATIONS


The following is a summary of certain tax considerations that may be relevant to an investor in a Fund. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS. Each Fund intends to qualify as a regulated investment company for federal tax purposes, and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund's distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of "qualifying dividends" will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund's ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund's distributions that qualify for this favorable treatment may be reduced as a result of the Fund's securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. It is expected that distributions paid by the Multi-Manager International Equity Fund will generally not qualify for this deduction.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.


You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as "buying into a dividend."


FOREIGN TAXES. The Funds may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. It is expected that the Multi-Manager International Equity Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. The Multi-Manager Small Cap and the Multi-Manager Mid Cap Funds will not be eligible to make this election but these


                   36 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

ABOUT YOUR ACCOUNT

Funds, and, if it chooses not to make the election, the Multi-Manager International Equity Fund, will be entitled to deduct such taxes in computing the amounts they are required to distribute.

SALES AND EXCHANGES. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called "wash sale" rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

BACKUP WITHHOLDING. The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund's taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund's taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source "portfolio interest" or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in a Fund.

STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax advisor regarding the tax status of distributions in your state and locality.


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 37

SUNSET OF TAX PROVISIONS. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and the taxation of dividends at the long-term capital gain rate will change for taxable years beginning after December 31, 2010.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Funds could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

More tax information relating to the Funds is also provided in the Additional Statement.


                   38 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

RISKS, SECURITIES AND TECHNIQUES


THIS SECTION TAKES A CLOSER LOOK AT SOME OF THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS WHICH ARE SUMMARIZED IN THE RISK/RETURN SUMMARIES FOR EACH FUND. It also explores the various investment securities and techniques that the Sub-Advisers may use. The Funds may invest in other securities and are subject to further restrictions and risks that are described in the Additional Statement. Additionally, the Funds may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Funds' investment objectives and policies.


--------------------------------------------------------------------------------

--------------------------------------------------------------

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------


INVESTMENT OBJECTIVES. A Fund's investment objective may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in a Fund having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Fund.


DERIVATIVES. The Funds may purchase certain "derivative" instruments for hedging or speculative purposes. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest or currency exchange rates, or other indices. Derivative securities include futures contracts, options, interest rate and currency swaps, equity swaps, forward currency contracts and structured securities (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including leveraged "inverse floaters").


Investment Strategy. Under normal market conditions, a Fund may to a moderate extent invest in derivative securities including structured securities, options, futures, swaps, and interest rate caps and floors if the potential risks and rewards are consistent with the Fund's objective, policies and overall risk profile. In unusual circumstances, including times of increased market volatility, a Fund may make more significant investments in derivatives. The Funds may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position. The Funds also may use derivatives for speculative purposes to invest for potential income or capital gain. Each Fund may invest more than 5% of its assets in derivative instruments for non-hedging purposes (i.e., for potential income or gain).



Special Risks. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund's derivatives position will lose value;
(b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that a Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, a Fund may suffer a loss whether or not the analysis of the Sub-Advisers is accurate.


FOREIGN INVESTMENTS. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the U.S., and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S.


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 39 security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as the European Coal and Steel Community and The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Investment Strategy. The Multi-Manager International Equity Fund intends to invest a substantial portion of its total assets in foreign securities. Although it invests primarily in the securities of U.S. issuers, the Multi-Manager Mid Cap and Small Cap Funds are permitted to invest up to 25% of their total assets in foreign securities including ADRs, EDRs and GDRs. These Funds also may invest in foreign time deposits and other short-term instruments. The Multi-Manager International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in a single foreign country having securities markets that are highly developed, liquid and subject to extensive regulation. Such countries may include, but are not limited to Japan, the United Kingdom, France, Germany and Switzerland. The Fund may invest up to 25% of it total assets in emerging markets.

Special Risks. Foreign securities involve special risks and costs, which are considered by the Sub-Advisers in evaluating the creditworthiness of issuers and making investment decisions for the Funds. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

Additional risks are involved when investing in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and also may be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Funds.

While the Funds' investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the


                   40 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

On January 1, 1999, the European Economic and Monetary Union ("EMU") introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. In addition, Cyprus, the Czech Republic, Estonia, Hungary, Latvia, Lithuania, Malta, Poland, Slovakia and Slovenia became members of the EMU on May 1, 2004, but these countries will not adopt the euro as their new currency until they can show that their economies have converged with the economies of the euro zone.

The European Central Bank has control over each country's monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.


The change to the euro as a single currency is relatively new and untested. The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union ("EU") will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May 2005, voters in France and the Netherlands rejected ratification of the EU constitution, causing some countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Funds. Because of the number of countries using this single currency, a significant portion of the assets held by certain Funds may be denominated in the euro.


INITIAL PUBLIC OFFERINGS. An IPO is a company's first offering of stock to the public.

Investment Strategy. At times, the Multi-Manager Mid Cap and Small Cap Funds may make significant investments in IPOs. The Multi-Manager International Equity Fund, to a lesser extent, also may invest in IPOs.

Special Risks. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it subsequently will distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 41 prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Funds' investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT GRADE SECURITIES. A security is considered investment grade if, at the time of purchase, it is rated:

- BBB or higher by S&P;

- Baa or higher by Moody's Investors Service, Inc. ("Moody's");

- BBB or higher by Fitch Ratings ("Fitch"); or

- BBB or higher by Dominion Bond Rating Service Limited ("Dominion").


A security will be considered investment grade if it receives one of the above ratings, or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization ("NRSRO"), even if it receives a lower rating from other rating organizations. An unrated security also may be considered investment grade if a Sub-Adviser determines that the security is comparable in quality to a security that has been rated investment grade.



Investment Strategy. The Funds may invest in fixed income and convertible securities to the extent consistent with their respective investment objectives and policies. Except as stated in the next section, fixed income and convertible securities purchased by the Funds generally will be investment grade.


Special Risks. Although securities rated BBB by S&P, Dominion or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund and may be in default. The Sub-Advisers will consider such an event in determining whether the Fund should continue to hold the security.

NON-INVESTMENT GRADE SECURITIES. Non-investment grade fixed income and convertible securities (sometimes referred to as "junk bonds") generally are rated BB or below by S&P, Dominion or Fitch, or Ba or below by Moody's (or have received a comparable rating from another NRSRO), or, if unrated, are determined to be of comparable quality by the Sub-Advisers.

Investment Strategy. The Funds may invest up to 15% of their total assets, measured at the time of purchase, in non-investment grade fixed income and convertible securities, when the Sub-Advisers determine that such securities are desirable in light of the Funds' investment objectives and portfolio mix.

Special Risks. Non-investment grade fixed income and convertible securities are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers also is greater because low-rated securities generally are unsecured and often are subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation will be uncertain. A

                   42 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

Fund also may incur additional expenses in seeking recovery on defaulted securities.

The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

Investments in lower quality securities, whether rated or unrated, will be more dependent on the Investment Advisers' credit analysis than would be the case with investments in higher quality securities.

PORTFOLIO TURNOVER. The portfolio turnover rates for the Funds are likely to be higher than the rates for comparable mutual funds with a single portfolio manager. Each of the Funds' Sub-Advisers makes decisions to buy or sell securities independently from other Sub-Advisers. Thus, one Sub-Adviser for a Fund may be selling a security when another Sub-Adviser for the Fund, or for another Fund, is purchasing that same security. Additionally, when a Fund replaces a Sub-Adviser, the new Sub-Adviser may restructure the investment portfolio, which may increase the Fund's portfolio turnover rate. The Sub-Advisers will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transaction costs, which could reduce a Fund's return. It also may result in higher short-term capital gains that are taxable to shareholders.


SMALL CAP INVESTMENTS. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include "unseasoned" issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments often are higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.


STRUCTURED SECURITIES. The value of such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, securities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 43 redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, debt obligations, where the principal repayment at maturity is determined by the value of a specified security or securities index.


Investment Strategy. Each Fund may invest in structured securities to the extent consistent with its investment objective and policies.


Special Risks. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, a Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

--------------------------------------------------------------

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES
--------------------------------------------------------------

ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").


Investment Strategy. The Funds may purchase these and other types of asset-backed securities. Such securities are subject to the same quality requirements as the other types of fixed income securities held by a Fund.



Special Risks. In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.


BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Funds may borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

Investment Strategy. Each Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of the value of its total assets (including the amount borrowed). Each Fund also may borrow up to an additional 5% of the value of its total assets for temporary purposes. The Funds may enter into reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

Special Risks. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the


                   44 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS
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RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

Funds decline in value while these transactions are outstanding, the net asset value of the Funds' outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Fund.

CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Investment Strategy. The Funds may each acquire convertible securities. Generally, convertible securities will be rated investment grade at the time of purchase. However, the Funds may invest up to 15% of their total assets in convertible securities that are rated non-investment grade at the time of purchase when the Sub-Advisers determine that such securities are desirable in light of the Funds' investment objectives.

Special Risks. The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's return and its ability to achieve its investment objective.

CUSTODIAL RECEIPTS. Custodial receipts are participations in trusts that hold U.S. government, bank, corporate or other obligations. They entitle the holder to future interest payments or principal payments or both on securities held by the custodian.


Investment Strategy. To the extent consistent with their respective investment objectives and policies, the Funds may invest a portion of their assets in custodial receipts.


Special Risks. Like other stripped obligations (which are described below), custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

EQUITY SWAPS. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return.

Investment Strategy. The Funds may invest in equity swaps. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

Special Risks. Equity swaps are derivative instruments and their values can be very volatile. To the extent that a Sub-Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss, which is potentially unlimited. The value of some components of an equity swap (such as the dividends on a common stock) also may be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. Because equity swaps normally are illiquid, a Fund may not be able to terminate its obligations when desired.

EXCHANGE RATE-RELATED SECURITIES. Exchange rate-related securities represent certain foreign debt obligations whose


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 45 principal values are linked to a foreign currency but which are repaid in U.S. dollars.

Investment Strategy. Each of the Funds may invest in exchange rate-related securities.

Special Risks. The principal payable on an exchange rate-related security is subject to currency risk. In addition, the potential illiquidity and high volatility of the foreign exchange market may make exchange rate-related securities difficult to sell prior to maturity at an appropriate price.

FORWARD CURRENCY EXCHANGE CONTRACTS. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

Investment Strategy. Each of the Funds may enter into forward currency exchange contracts for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. The Funds also may enter into these contracts for speculative purposes (i.e., to increase total return) or for cross-hedging purposes. Foreign currency exchange contracts will be used at the discretion of the investment management team, and no Fund is required to hedge its foreign currency positions.

Special Risks. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations. When used for speculative purposes, forward currency exchange contracts may result in additional losses that are not otherwise related to changes in the value of the securities held by a Fund. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

FUTURES CONTRACTS AND RELATED OPTIONS. A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument or currency in the future at an agreed upon price. For example, a futures contract may obligate a Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.


Investment Strategy. To the extent consistent with its investment objective and policies, each Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These investments may be used for hedging purposes to seek to increase total return or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs.


The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds.

Special Risks. Futures contracts and options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.


                   46 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below) certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").


Investment Strategy. Each Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Investment Advisers or Sub-Advisers determine, under guidelines approved by the Board of Trustees, that an adequate trading market exists.


Special Risks. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INSURANCE FUNDING AGREEMENTS. An insurance funding agreement ("IFA") is an agreement that requires a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set time period.

Investment Strategy. The Funds may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Advisers or Sub-Advisers.


Special Risks. IFAs are not insured by a government agency--they are backed only by the insurance company that issues them. As a result, they are subject to default risk of the non-governmental issuer. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs currently does not exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.


INTEREST RATE SWAPS, CURRENCY SWAPS, TOTAL RATE OF RETURN SWAPS, CREDIT SWAPS, AND INTEREST RATE FLOORS, CAPS AND COLLARS. Interest rate and currency swaps are contracts that obligate a Fund and another party to exchange their rights to pay or receive interest or specified amounts of currency, respectively. Interest rate floors entitle the purchasers to receive interest payments if a specified index falls below a predetermined interest rate. Interest rate caps entitle the purchasers to receive interest payments if a specified index exceeds a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specific credit events.

Investment Strategy. To the extent consistent with their respective investment objectives and policies, the Funds may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return.

Special Risks. The use of swaps and interest rate floors, caps and collars is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like other derivative securities, these instruments can be highly volatile. If a Sub-Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if these


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 47 instruments were not used. Because these instruments normally are illiquid, a Fund may not be able to terminate its obligations when desired. In addition, if a Fund is obligated to pay the return under the terms of a total rate of return swap, Fund losses due to unanticipated market movements potentially are unlimited. A Fund also may suffer a loss if the other party to a transaction defaults.

INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iShares(SM), S&P's Depositary Receipts ("SPDRs") and other exchange-traded funds ("ETFs"). As stated on page 22, pursuant to an exemptive order obtained from the SEC, other investment companies in which the Funds will invest include money market funds which the Investment Advisers or any of their affiliates serve as investment advisers. The exemptive order limits a Fund's investments in affiliated money market funds to not more than 25% of its net assets in the aggregate in such affiliated money market funds.

Investment Strategy. Investments by a Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Special Risks. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. It also would bear a proportionate share of any fees and expenses paid by that company. These expenses would be in addition to the advisory and other fees paid directly by the Fund. A Fund's investment in an ETF involves other considerations. In particular, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. In addition, shares of an ETF are issued in "creation units" and are not redeemable individually except upon termination of the ETF. To redeem, a Fund must accumulate enough shares of an ETF to reconstitute a creation unit. The liquidity of a small holding of an ETF, therefore, will depend upon the existence of a secondary market. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF's net asset value.

OPTIONS. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.


Investment Strategy. To the extent consistent with its investment objective and policies, each Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies. A Fund will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The total value of a Fund's assets subject to options written by the Fund will not be greater than 25% of its net assets at the time the option is written. A Fund may "cover" a call option by owning the security underlying the option or through other means. Put options written by a Fund are "secured" if the Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.


Special Risks. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the


                   48 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

Each Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Advisers or Sub-Advisers. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

PREFERRED STOCK. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners.

Investment Strategy. Each Fund may invest in preferred stocks.

Special Risks. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.

Investment Strategy. The Funds may invest in REITs.

Special Risks. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of a REIT's manager. REITs also are subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

Investment Strategy. Each Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Advisers or Sub-Advisers. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement never will occur more than one year after a Fund acquires the securities.

Special Risks. In the event of a default, a Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is unenforceable by the Fund.

SECURITIES LENDING. In order to generate additional income, the Funds may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 100% of the value of the securities loaned.

Investment Strategy. Securities lending may represent no more than one-third of the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market funds. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding a Fund's investments in particular types of securities.

Special Risks. A principal risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. A Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower. Additionally, the amount of a Fund's


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 49 distributions that qualify for taxation at reduced long-term capital gains rates for individuals, as well as the amount of a Fund's distributions that qualify for the dividends received deduction available to corporate shareholders (together, "qualifying dividends") may be reduced as a result of such Fund's securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by such Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend.

SHORT SALES AGAINST-THE-BOX. A short sale against-the-box is a short sale such that at all times when the short position is open the seller owns or has the right to obtain, at no added cost, an equal amount of securities identical to those sold short.

Investment Strategy. To the extent consistent with their investment objectives and policies, the Funds may make short sales against-the-box.

Special Risks. If a Fund sells securities short against-the-box, it may protect itself from loss if the price of the securities declines in the future, but will lose the opportunity to profit on such securities if the price rises. If a Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it actually had sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short position with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which a Fund may effect short sales.

STRIPPED OBLIGATIONS. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.


Investment Strategy. To the extent consistent with their respective investment objectives and policies, the Funds may purchase stripped securities.


Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Funds and adversely affect a Fund's total return.

TEMPORARY INVESTMENTS. The Funds temporarily may hold cash and/or invest in short-term obligations including U.S. government obligations, high-quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits), and repurchase agreements with maturities of 13 months or less. Certain Funds also may make temporary investments in longer-term debt obligations and preferred stocks.

Investment Strategy. A Fund temporarily may hold cash or invest all or any portion of its assets in short-term obligations pending investment, to meet anticipated redemption requests or to manage a reallocation of assets to a Sub-Adviser. A Fund also may hold cash or invest in short-term obligations, longer-term debt obligations or preferred stock as a temporary measure mainly designed to limit a Fund's losses in response to adverse market, economic or other conditions when the Sub-Advisers believe that it is in the best interest of the Fund to pursue such defensive strategy. The Sub-Advisers may, however, choose not to make such temporary investments even in very volatile or adverse conditions.

Special Risks. A Fund may not achieve its investment objective when it holds cash or invests its assets in short-term obligations or otherwise makes temporary investments. A Fund also may miss investment opportunities and have a lower total return during these periods.


UNITED STATES GOVERNMENT OBLIGATIONS. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They



                   50 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS
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RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION


also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.



Investment Strategy. To the extent consistent with its investment objective and policies, each Fund may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.


Special Risks. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments ("inverse floaters"). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that periodically are adjusted as a result of changes in inflation rates.


Investment Strategy. Each Fund may invest in variable and floating rate instruments to the extent consistent with its investment objective and policies.


Special Risks. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights. As a result, the Funds could suffer a loss with respect to these instruments.

WARRANTS. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

Investment Strategy. Each Fund may invest in warrants and similar rights. A Fund also may purchase bonds that are issued in tandem with warrants.

Special Risks. Warrants are derivative instruments that present risks similar to options.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

Investment Strategy. Each Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Funds generally would purchase securities in these transactions with the intention of acquiring the securities, the Funds may dispose of such


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 51 securities prior to settlement if a Sub-Adviser deems it appropriate to do so.

Special Risks. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. These are securities issued at a discount from their face value because interest payments typically are postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.


Investment Strategy. Each Fund may invest in zero coupon, pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective and policies.


Special Risks. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, pay-in-kind and capital appreciation bonds may require the Fund to sell some of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

DISCLAIMERS

The Multi-Manager Mid Cap Fund and Multi-Manager Small Cap Fund are not sponsored, endorsed, sold or promoted by Russell, nor does Russell guarantee the accuracy and/or completeness of the Russell MidCap Index or the Russell 2000 Index, or any data included therein. Russell makes no warranty, express or implied, as to the results to be obtained by any Fund, owners of any Fund, any person or any entity from the use of the Russell MidCap Index or the Russell 2000 Index or any data included therein. Russell makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose with respect to the Russell MidCap Index or the Russell 2000 Index or any data included therein.

TNTC is sometimes referred to as "The Northern Trust Bank" in advertisements and other sales literature.


                   52 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

RISKS, SECURITIES, TECHNIQUES AND FINANCIAL INFORMATION

FINANCIAL INFORMATION



THE FUNDS COMMENCED OPERATIONS ON JUNE 22, 2006, AND THEIR SHARES HAD NOT PREVIOUSLY BEEN OFFERED; THEREFORE, THE FUNDS DO NOT HAVE PREVIOUS FINANCIAL HISTORY. ADDITIONAL INFORMATION ABOUT THE FUNDS' FINANCIAL PERFORMANCE WILL BE AVAILABLE IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS WHEN THEY ARE PREPARED.


--------------------------------------------------------------------------------


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 53

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                   54 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                   NORTHERN MULTI-MANAGER FUNDS PROSPECTUS 55

FOR MORE INFORMATION


ANNUAL/SEMIANNUAL REPORTS

Additional information about the Funds' investments will be available in the Funds' annual and semiannual reports to shareholders when they are prepared.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Funds and their policies also is available in the Funds' Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).


The Funds' annual and semiannual reports and the Additional Statement are available free upon request by calling the Northern Funds Center at 800/595-9111.


TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

------------------------------------------------------------

BY TELEPHONE
------------------------------------------------------------

Call 800/595-9111

------------------------------------------------------------

BY MAIL
------------------------------------------------------------

Northern Funds
P.O. Box 75986
Chicago, IL 60675-5986

------------------------------------------------------------

ON THE INTERNET
------------------------------------------------------------

The Funds' documents are available online and may be downloaded from:


- The SEC's Web site at sec.gov (text-only).



- Northern Funds' Web site at northernfunds.com.


You may review and obtain copies of Northern Funds' documents by visiting the SEC's Public Reference Room in Washington, D.C. You also may obtain copies of Northern Funds' documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202/551-8090.

811-08236


                   56 NORTHERN MULTI-MANAGER FUNDS PROSPECTUS

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                     MULTI-MANAGER INTERNATIONAL EQUITY FUND
                           MULTI-MANAGER MID CAP FUND
                          MULTI-MANAGER SMALL CAP FUND

                                 NORTHERN FUNDS
                                  (THE "TRUST")


     This Statement of Additional Information dated July 31, 2006 (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus dated July 31, 2006, as amended or supplemented from time to time, for the Multi-Manager International Equity Fund, Multi-Manager Mid Cap Fund, and Multi-Manager Small Cap Fund of Northern Funds (the "Prospectus"). Copies of the Prospectus may be obtained without charge from The Northern Trust Company (the "Transfer Agent") by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800/595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

     An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. An investment in a Fund involves investment risks, including possible loss of principal.

                                      INDEX


                                                                            Page
                                                                            ----
ADDITIONAL INVESTMENT INFORMATION........................................      3
   Classification and History............................................      3
   Investment Objectives and Policies....................................      3
   Investment Restrictions...............................................     19
   Disclosure of Portfolio Holdings......................................     21

ADDITIONAL TRUST INFORMATION.............................................     23
   Trustees and Officers.................................................     23
   Standing Board Committees.............................................     29
   Trustee Ownership of Fund Shares......................................     30
   Trustee and Officer Compensation......................................     31
   Code of Ethics........................................................     32
   Investment Advisers, Sub-Advisers, Transfer Agent and Custodian.......     32
   Portfolio Managers....................................................     41
   Proxy Voting..........................................................     66
   Co-Administrators and Distributor.....................................     67
   Service Organizations.................................................     68
   Counsel and Independent Registered Public Accounting Firm.............     69
   In-Kind Purchases and Redemptions.....................................     69
   Redemption Fees and Requirements......................................     69
   Automatic Investing Plan..............................................     69
   Directed Reinvestments................................................     70
   Redemptions and Exchanges.............................................     70
   Retirement Plans......................................................     70
   Expenses..............................................................     70

PERFORMANCE INFORMATION..................................................     71
   General Information...................................................     73

NET ASSET VALUE..........................................................     74

TAXES....................................................................     75
   Federal - General Information.........................................     76
   State and Local Taxes.................................................     76
   Foreign Taxes.........................................................     76
   Taxation of Income from Certain Financial Instruments and PFICS.......     77

DESCRIPTION OF SHARES....................................................     77

FINANCIAL STATEMENTS.....................................................     80

OTHER INFORMATION........................................................     80

APPENDIX A...............................................................    A-1

APPENDIX B...............................................................    B-1

                        ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

     Northern Funds (the "Trust") is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

     Each Fund is a series of the Trust that was formed as a Delaware statutory trust on February 7, 2000 under an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust also offers other equity, fixed income and money market funds, which are not described in this document.

INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of each Fund may be changed without the vote of the majority of the Fund's outstanding shares. Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, each Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by Northern Trust Global Advisors, Inc. ("NTGA") and Northern Trust Investments, N.A. ("NTI," and together with NTGA, the "Investment Advisers") or any of the Sub-Advisers (as defined below), to be substantially similar to those of any other investment otherwise permitted by a Fund's investment policies.

     To the extent required by the Securities and Exchange Commission ("SEC") regulations, shareholders of the Funds will be provided with sixty days' notice in the manner prescribed by the SEC before any change in a Fund's policy stated in the Prospectus to invest at least 80% of its net assets in the particular type of investment suggested by its name. For these purposes, "net assets" include the amount of any borrowings for investment purposes and the amount of "net assets" is measured at the time of purchase.


Multi-Manager International Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily non-U.S. equity securities. Any income received is incidental to this objective. The Fund intends to invest in securities of companies domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed markets.



Multi-Manager Mid Cap Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily medium market capitalization equity securities. Any income received is incidental to this objective. Medium capitalization companies are considered to be those whose market capitalization is, at the time of investment, generally within the range of the market capitalization of the companies in the Russell MidCap(R) Index.



Multi-Manager Small Cap Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily smaller market capitalization equity securities. Any income received is incidental to this objective. Small capitalization companies are considered to be those whose market capitalization is, at the time of investment, generally within the range of the market capitalization of the companies in the Russell 2000(R) Index.


MULTI-MANAGER STRUCTURE

     The Funds are managed by the Investment Advisers and one or more asset managers who are unaffiliated with the Investment Advisers (each a "Sub-Adviser" and together, the "Sub-Advisers"). Subject to review by the Trust's Board of Trustees, the Investment Advisers are responsible for selecting the Funds' investment strategies and for allocating and reallocating assets among the Sub-Advisers consistent with each Fund's investment objective and strategies. The Investment Advisers are also responsible for recommending to the Board whether an agreement with a Sub-Adviser should be approved, renewed, modified or terminated and for monitoring and evaluating the Sub-Advisers. The Investment Advisers are also responsible for implementing procedures to ensure that each Sub-Adviser complies with the Portfolio's investment objective, policies and restrictions.

     AMERICAN DEPOSITARY RECEIPTS ("ADRS"). Each Fund may invest in ADRs to the extent consistent with their investment objectives and policies. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

     A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

     ASSET-BACKED (INCLUDING MORTGAGE-BACKED) SECURITIES. To the extent described in the prospectus, a Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, municipal securities or other financial assets. The investment characteristics of asset-backed securities differ from those of traditional fixed-income securities. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security normally is subject to both call risk and extension risk, and an asset-backed security's stated maturity may be shortened. In addition, the security's total return may be difficult to predict precisely. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.

     If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

     Asset-backed securities acquired by the Funds may include collateralized mortgage obligations ("CMOs"). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways, and normally are considered derivative securities. In some cases CMOs may be highly leveraged and very speculative. The Funds will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

     There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("Ginnie Mae") include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and backed by the full faith and credit of the United States, which means that the U.S. government guarantees that the interest and principal will be paid when due. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

     Mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Federal Home Loan Mortgage Corporation ("Freddie Mac") include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Funds' liquidity and value.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

     In addition, privately issued mortgage-backed securities (as well as other types of asset-backed securities) do not have the backing of any U.S. government agency, instrumentality or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities may have various types of credit enhancements, reserve funds, subordination provisions or other features.

     CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.

     The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Portfolio turnover rates for the Funds are likely to be higher than those of funds with a single investment manager.

     COMMERCIAL PAPER, BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.

     Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Commercial paper purchased by the Funds may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

     CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     In selecting convertible securities, the Investment Advisers and Sub-Advisers may consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of portfolio securities as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

     The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

     Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

     In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund, if investing in convertible securities, generally will reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

     CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. The Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which usually is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

     EQUITY SWAPS. The Funds may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps also may be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and a Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).


     The Funds will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund's obligations, the Funds and the Investment Advisers believe that such transactions do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.


     The Funds will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by Standard & Poor's Rating Service ("S&P"), or Fitch Ratings ("Fitch"); or A or Prime-1 or better by Moody's Investors Service, Inc. ("Moody's"), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization ("NRSRO"). If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Advisers or a Sub-Adviser is incorrect in its forecasts of market values, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

     EUROPEAN DEPOSITARY RECEIPTS ("EDRS"). The Funds may invest in EDRs and Global Depository Receipts ("GDRs"). EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

     FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Funds are authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Investment Advisers or Sub-Advisers anticipate that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by a Fund create a short position in a foreign currency, a Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains, which might result from changes in the value of such currency. A Fund also may incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     In addition, to the extent consistent with its investment objectives, a Fund may purchase or sell forward foreign currency exchange contracts to seek to increase total return or for cross-hedging purposes and may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the investment management team believes that there is a pattern of correlation between the two currencies.

     Liquid assets equal to the amount of a Fund's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

     FOREIGN INVESTMENTS. To the extent consistent with its investment policies, each Fund may invest in foreign securities, including bonds and other fixed income securities of foreign issuers. Foreign fixed income securities may include eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer.

     Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the

United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund to the extent that it invests in foreign stocks. The holdings of the Funds, to the extent that they invest in fixed income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

     There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

     The Funds may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

     To the extent permitted by their investment policies, the Funds, may invest their assets in countries with emerging economies or securities markets. These countries are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve the Fund's delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

     Unanticipated political, economic or social developments may affect the value of a Fund's investments in emerging market countries and the availability to a Fund of additional investments in these countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and a Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.


     Although a Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value ("NAV") to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund's total assets, adjusted to reflect a Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, a Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

     A Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, the respective net currency positions of the Funds may expose them to risk independent of their securities positions. Although the net long and short foreign currency exposure of the Funds will not exceed their respective total asset values, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions.


     Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See "Taxes" on page 75.


     FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party.

     A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions.

     When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

     FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may invest in futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, to seek to increase total return, or for liquidity management purposes.

     The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds. The Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirement of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining their qualifications as regulated investment companies for federal income tax purposes.

     When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchase of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (the "NFA") nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's (the "CFTC") regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the NFA or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

     In connection with a Fund's position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

     For a further description of futures contracts and related options, see Appendix B to this Additional Statement.

     ILLIQUID OR RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are illiquid. The Funds may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") and securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Investment Advisers or Sub-Advisers determine, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

     INSURANCE FUNDING AGREEMENTS. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent.

     INTEREST RATE SWAPS, TOTAL RATE OF RETURN SWAPS, CREDIT SWAPS, INTEREST RATE FLOORS, CAPS AND COLLARS AND CURRENCY SWAPS. The Funds may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specific credit events. A Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies.

     Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Funds and their Investment Advisers and Sub-Advisers believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

     A Fund will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody's or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Advisers or Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments that are traded in the interbank market. The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Advisers or Sub-Advisers are incorrect in their forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

     INVESTMENT COMPANIES. With respect to the investments of the Funds in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either: (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, the Trust as a whole and its affiliated persons (as defined in the 1940 Act); or
(b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Pursuant to an exemptive order, these limits will not apply to the investment of securities lending collateral by the Funds in certain investment company portfolios advised by Northern Trust. In addition, pursuant to the exemptive order, the Funds may invest their uninvested cash balances in shares of affiliated money market portfolios to the extent that a Fund's aggregate investment of such balances in such portfolios does not exceed 25% of the Fund's total assets.

     The Funds currently intend to invest uninvested cash in the Diversified Assets Portfolio of Northern Institutional Funds, which is advised by NTI. The Diversified Assets Portfolio (the "Portfolio") seeks to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. The Portfolio and the Funds treat investments in the Portfolio as the purchase and redemption of the Portfolio's Shares. Any Fund investing in the Portfolio pursuant to the exemptive order participates equally on a pro rata basis in all income, capital gains and net assets of the Portfolio, and will have all rights and obligations of a shareholder, as provided in the Trust Agreement, including voting rights. In addition to the advisory, administration, transfer agency and custody fees payable by the Funds to the Investment Advisers and/or their affiliates, each Fund that invests its uninvested cash in the Portfolio pursuant to the terms of the exemptive order will bear indirectly a proportionate share of the Portfolio's operating expenses, which include the foregoing fees. Currently, the aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to the Investment Advisers and/or their affiliates on the uninvested cash invested in the Portfolios is 0.35%. The Investment Advisers are currently reimbursing each of the Funds invested in the Portfolio for the advisory fees received by NTI from the Portfolio in respect of each Fund's assets invested in the Portfolio. The exemptive order requires the Funds' Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

     Investments by the Funds in other investment companies, including exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. Generally, these terms and conditions require the Board to approve policies and procedures relating to certain of a Fund's investments in ETFs. These policies and procedures require, among other things, that (i) the Investment Advisers and Sub-Advisers conduct a Fund's investment in ETFs without regard to any consideration received by the Fund or any of its affiliated persons and (ii) the Investment Advisers and Sub-Advisers certify to the

Board quarterly that they have not received any consideration in connection with an investment by a Fund in an ETF, or if it has, the amount and purpose of the consideration will be reported to the Board and an equivalent amount of advisory fees shall be waived by the Investment Advisers and Sub-Advisers.

     Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

     If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

     To the extent consistent with its investment objective and policies, a Fund may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policy and restrictions as the Fund. However, each Fund currently intends to limit its investments in securities issued by other investment companies to the extent described above. Each Fund may adhere to other limitations with respect to its investments in securities issued by other investment companies if required or permitted by the SEC or deemed to be in the best interests of the Trust.

     As noted in the Prospectus, the Funds may invest in iShares(SM), Standard & Poor's Depositary Receipts ("SPDRs") and similar securities of other investment companies, subject to the restrictions set forth above.


     iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International, Inc. indices for various countries and regions. iShares are listed on an exchange, and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the exchange on which they are listed. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund's shares also could be substantially and adversely affected, and a Fund's ability to provide investment results approximating the performance of securities in a designated index could be impaired. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.



     SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on an exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (i) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500(R) Index (the "S&P 500 Index") (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities and
(iii) a cash payment or credit ("Balancing Amount") designed to equalize the NAV of the S&P 500 Index and the NAV of a Fund Deposit.


     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, a Fund will receive Index Securities and cash identical to the Fund Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

     MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

     MORTGAGE DOLLAR ROLLS. The Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the applicable Fund. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, as permitted by applicable law, in an amount equal to its forward purchase price.

     For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as financing transactions.

     Mortgage dollar rolls involve certain risks, including the following situation. If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which a Fund is required to repurchase may be worth less than an instrument that a Fund originally held. Successful use of mortgage dollar rolls will depend upon the Investment Advisers' or Sub-Adviser's ability to manage a Fund's interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.


     OPTIONS. To the extent consistent with its investment objective and policies, a Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities ("yield curve options") and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.


     Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if a Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

     All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if a Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

     With respect to yield curve options, a call (or put) option is covered if a Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option generally is limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

     A Fund's obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trusts. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs also are subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Code, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

     REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is unenforceable.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Funds will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Funds will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     RISKS RELATED TO SMALL COMPANY SECURITIES. While the Sub-Advisers to the Multi-Manager Small Cap Fund believe that smaller companies can provide greater growth potential than larger, more mature firms, investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Securities of such issuers may lack sufficient market liquidity to enable the Multi-Manager Small Cap Fund to effect sales at an advantageous time or without a substantial drop in price. Small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies and may have a greater sensitivity to changing economic conditions. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Multi-Manager Small Cap Fund's portfolio. Generally, the smaller the company size, the greater these risks.


     The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the NAV of the Multi-Manager Small Cap Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.


     The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when the Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by the Fund's shareholders and may negatively impact investment performance.

     SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and a Fund is responsible for any loss that may result from its investment in borrowed collateral. A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

     SHORT SALES AGAINST-THE-BOX. The Funds may engage in short sales "against-the-box." In a short sale, the seller sells a borrowed security and has a corresponding obligation to the lender to deliver the identical security. The seller does not immediately return the securities sold and is said to have a short position in those securities until delivery occurs. While a short sale is made by selling a security the seller does not own, a short sale is "against the box" to the extent that the seller contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. It may be entered into by a Fund, for example, to lock in a sales price for a security the Fund does not wish to sell immediately. If a Fund sells securities short against the box, it may protect itself from loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.


     STOCK INDICES. The MSCI ACWI (All Country World) Ex-U.S. IndexSM (the "MSCI ACWI Ex-U.S Index") is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. As of June 30, 2006 the MSCI ACWI Ex-U.S. consisted of the following 47 developed and emerging market countries:
Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Columbia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom.



     The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 30% of the total market capitalization of the Russell 1000 Index. As of June 30, 2006, the average market capitalization was approximately $7.5 billion; the median market capitalization was approximately $3.9 billion. The largest company in the index had an approximate market capitalization of $16.5 billion.



     The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. As of June 30, 2006, the average market capitalization was approximately $1.1 billion; the median market capitalization was approximately $604 million, and the largest company in the index had an approximate market capitalization of $2.3 billion.


     STRIPPED SECURITIES. To the extent consistent with its investment policies, each Fund may purchase stripped securities. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" or "STRIPS." The Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.


     Other types of stripped securities may be purchased by the Funds, including stripped mortgage-backed securities ("SMBS"). SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest generally are higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency, instrumentality or sponsored enterprise) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

     SUPRANATIONAL BANK OBLIGATIONS. Each Fund, to the extent consistent with its investment policies, may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and the Maritime Administration.


     Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises also are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof, and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed.



     To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Not all U.S. government obligations carry the same credit support. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.


     VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin in relation to a generally recognized index rate. These instruments include long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where a Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments ("inverse floaters").

     With respect to the variable and floating rate instruments that may be acquired by the Funds, the Investment Advisers or Sub-Advisers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Funds' quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Variable and floating rate instruments that may be purchased by the Funds include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate, and leveraged inverse floaters. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Advisers or Sub-Advisers to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

     Variable and floating rate instruments including inverse floaters held by a Fund will be subject to the Fund's limitation on illiquid investments, absent a reliable trading market, when the Fund may not demand payment of the principal amount within seven days. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

     WARRANTS. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     YIELDS AND RATINGS. The yields on certain obligations, including the instruments in which the Funds may invest, are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Dominion Rating Service Limited ("Dominion"), Moody's, and Fitch represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

     Subject to the limitations stated in the Prospectus, if a security held by a Fund undergoes a rating revision, the Fund may continue to hold the security if the Sub-Advisers determine such retention is warranted.


     ZERO COUPON AND CAPITAL APPRECIATION BONDS AND PAY-IN-KIND SECURITIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.


     PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

     Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund is nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash generally is received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

INVESTMENT RESTRICTIONS


     Each Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as described in "Proxy Voting" on page 66).


No Fund may:

(1) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

(2) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

(3) Invest in commodities or commodity contracts, except that each Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(4)  Invest in companies for the purpose of exercising control.

(5) Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

(6) Purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(7) Borrow money, except that to the extent permitted by applicable law (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) a Fund may purchase securities on margin. If due to market fluctuations or other reasons a Fund's borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, a Fund will not issue senior securities to the extent such issuance would violate applicable law.

(8) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the 1940 Act.

(9) Notwithstanding any of a Fund's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Fund.

     For the purposes of Investment Restrictions Nos. 1 and 7 above, the Funds expect that they would be required to file an exemptive application with the SEC and receive the SEC's approval of that application prior to entering into lending or borrowing arrangements with affiliates. As of the date of this Additional Statement, the Funds had not filed such an exemptive application.

     In applying Restriction No. 8 above, a security is considered to be issued by the entity or entities whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund does not exceed 10% of the value of the Fund's total assets.

     For the purpose of Investment Restriction No. 6, in determining industry classification, the Trust may use any one or more of the following: the Bloomberg Industry Group Classification, Standard & Poor's, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard (except that the Multi-Manager International Equity Fund will use the Morgan Stanley Capital International industry classification titles). For the purpose of determining the percentage of a Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based on the nature of the underlying assets.


     Any Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction No. 7) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of a Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction No. 7, a Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of the Funds' shareholders. The policy provides that neither the Funds nor their Investment Advisers (or Sub-Advisers), Distributor or any agent, or any employee thereof ("Fund Representative") will disclose a Fund's portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, "portfolio holdings information" means a Fund's actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions. Under the policy, neither the Funds nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund's public filings with the SEC or is disclosed on the Fund's publicly accessible Web site. Information posted on the Funds' Web site may be separately provided to any person commencing the day after it is first published on the Fund's Web site.

     Portfolio holdings information that is not filed with the SEC or posted on the publicly available Web site may be provided to third parties only if the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust's Chief Compliance Officer ("CCO"). Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Funds) only upon approval by the CCO, who must first determine that the Funds have a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the CCO. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis are as follows: the Investment Advisers and their affiliates, the Sub-Advisers and their affiliates, the Funds' independent registered public accounting firm, the Funds' custodian, the Funds' legal counsel, the Funds' financial printer - Bowne & Co., Inc., and the Funds' proxy voting service - Institutional Shareholder Service Inc., and certain rating and ranking organizations - S&P and Moody's and the following vendors that provide portfolio analytical tools: Vestek (aka Thomson Financial), Citigroup, Lehman Brothers and Factset. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives. From time to time, portfolio holdings information may be provided to broker-dealers solely in connection with the Funds seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid any potential misuse of the disclosed information.

     The Funds intend to publish on their Web site, northernfunds.com, complete portfolio holdings for the Funds as of the end of each calendar quarter, subject to at least ten (10) calendar day lag between the date of the information and the date on which the information is disclosed. In addition, the Funds intend to publish on their Web site month end top ten holdings subject to at least a ten
(10) calendar day lag between the date of the information and the date on which the information is disclosed. The Funds may publish on the Web site complete portfolio holdings information more frequently if they have a legitimate business purpose for doing so.

     Under the policy, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

                          ADDITIONAL TRUST INFORMATION

TRUSTEES AND OFFICERS


     The Board of Trustees of the Multi-Manager Series is responsible for the management and business and affairs of the Multi-Manager Series. Set forth below is information about the Trustees of the Multi-Manager Series and the Officers of Northern Funds. Each Multi-Manager Trustee has served in that capacity since he or she was originally elected or appointed to the Multi-Manager Series Board of Trustees. As of the date of this Additional Statement, each Trustee oversees a total of 58 portfolios in the Northern Funds Complex - Northern Funds offers 36 portfolios and Northern Institutional Funds offers 22 portfolios.


NON-INTERESTED TRUSTEES


NAME, ADDRESS(1), AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                                                          OTHER
SERVICE AS                                                                                               DIRECTORSHIPS
TRUSTEE(2)                             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                   HELD BY TRUSTEE(3)
----------------------                 --------------------------------------------                   ------------------
William L. Bax           -    Managing Partner of PricewaterhouseCoopers (an accounting firm)      -    Sears Holding Corp.
Age: 62                       from 1999 to 2003;                                                        (a retail company).
Trustee since 2006       -    Director of Big Shoulders Fund since 1997;
                         -    Director of Children's Memorial Hospital since 1997;
                         -    Trustee of DePaul University since 1998.

Richard G. Cline         -    Chairman and President of Hawthorne Investors, Inc. (a management    -    PepsiAmericas (a
Age: 71                       advisory services and private investment company) since 1996;             soft drink bottling
Trustee since 2006       -    Managing Partner of Hawthorne Investments, LLC (a management              company);
                              advisory services and private investment company) since 2001;        -    Ryerson, Inc. (a
                         -    Managing Member of Hawthorne Investments II, LLC (a private               metals distribution
                              investments company) since 2004.                                          company).



(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.


(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (i.e., public companies) or other investment companies registered under the 1940 Act.

NAME, ADDRESS(1), AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                                                         OTHER
SERVICE AS                                                                                              DIRECTORSHIPS
TRUSTEE(2)                             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                   HELD BY TRUSTEE(3)
----------------------                 --------------------------------------------                   ------------------
Edward J. Condon, Jr.    -    Chairman and CEO of The Paradigm Group, Ltd. (a financial            -    None
Age: 66                       adviser) since 1993;
Trustee since 2006       -    Principal and Co-Founder of Paradigm Capital Ltd. since 1996;
                         -    Senior Partner of NewEllis Ventures since 2001;
                         -    Member of the Board of Managers of The Liberty Hampshire Company,
                              LLC (a receivable securitization company) from 1996 to 2001;
                         -    Director of Financial Pacific Company (a small business leasing company) from 1998 to 2004;
                         -    Member and Director of the Illinois Venture Capital Association
                              since 2001;
                         -    Trustee at Dominican University from 1996 to 2005;
                         -    Member of the Board of Directors of the Chicago Children's Museum
                              since 2001;
                         -    Member of the Board of Governors of the Metropolitan Club since
                              2003;
                         -    Member of the Advisory Board of AAVIN Equity Partners since 2005;
                         -    Chairman of the Nominating Committee of Girl Scouts of Chicago
                              from 1993 to 2003;
                         -    Member of the National Advisory Board of National Domestic
                              Violence Hotline since 2005.

Sharon Gist Gilliam      -    Executive Vice President of Unison-Maximus, Inc. (an aviation and    -    None
Age: 62                       governmental consulting company) from 1989 to 2005;
Trustee since 2006       -    Principal/Officer/Director, UCG Associates, Inc. (a management consulting firm) from 2005 to present.

Sandra Polk Guthman      -    CEO of Polk Bros. Foundation (an Illinois not-for-profit             -    None
Age: 62                       corporation) since 1993;
Trustee since 2006       -    Director of MBIA Insurance Corp. of Illinois (a municipal bond insurance company) since 1994;
                         -    Director of STS Consultants, Ltd. (an employee owned
                              engineering consulting firm) since 2001.



(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.


(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

NAME, ADDRESS(1), AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                                                           OTHER
SERVICE AS                                                                                                DIRECTORSHIPS
TRUSTEE(2)                             PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                     HELD BY TRUSTEE(3)
----------------------                 --------------------------------------------                     ------------------
Richard P. Strubel       -    Vice Chairman, and Director of Cardean Learning Group (formerly       -   Gildan Activewear, Inc.
Age: 66                       UNext, Inc.) (a provider of educational services via the                  (an athletic clothing
Trustee since 2006            Internet) since 2003;                                                     marketing and manu-
                         -    President, Chief Operating Officer, and Director of UNext, Inc.           facturing company);
                              from 1999 to 2003.                                                   -    Goldman Sachs Mutual
                                                                                                        Fund Complex (72 port-
                                                                                                        folios);
                                                                                                   -    Goldman Sachs Closed
                                                                                                        End Funds.


(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.


(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

INTERESTED TRUSTEES


NAME, ADDRESS (1), AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF                                                         OTHER DIRECTORSHIPS
SERVICE AS TRUSTEE (2)    PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS      HELD BY TRUSTEE (3)
-----------------------   --------------------------------------------   -------------------------
Michael E. Murphy(4)      -    President of Sara Lee Foundation          -    Coach, Inc.;
Age: 69                        (philanthropic organization) from 1997    -    Payless Shoe Source,
Trustee since 2006             to 2001.                                       Inc. (a retail shoe
                                                                              store business);
                                                                         -    GATX Corporation
                                                                              (a railroad holding
                                                                              company).

Mary Jacobs Skinner,      -    Partner in the law firm of Sidley         -    None
Esq.(4)                        Austin Brown & Wood, LLP.
Age: 48
Trustee since 1998

Terence J. Toth(4)        -    President, Chief Executive Officer of     -    None
Age: 46                        Northern Trust Investments, N.A. from
Trustee since 2006             2004 to present;
                          -    President of Northern Trust Global
                               Investments, a division of Northern
                               Trust Corporation, since 2004;
                          -    Executive Vice President, Head of
                               Quantitative Management and Securities
                               Lending of Northern Trust Investments,
                               N. A. from 2000 to 2004.



(1) Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.


(2)  Each Trustee will hold office for an indefinite term until the earliest of:
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the last day of the calendar year of the Trust in which he or she attains the age of seventy-two years, except that a Trustee who also serves as an audit committee financial expert for the Trust shall cease to serve as a Trustee as of the last day of the calendar year in which the Trustee attains the age of seventy-three years.

(3) This column includes only directorships of companies required to report to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

(4) An "interested person," as defined by the 1940 Act. Mr. Murphy is deemed to be an "interested" Trustee because he beneficially owns shares of Wachovia Corp. and The Goldman Sachs Group, Inc. On December 31, 2003, a family limited partnership controlled by Mr. Murphy owned 4,000 shares, and another member of Mr. Murphy's immediate family owned 1,000 shares, of Northern Trust Corporation with an approximate value of $230,000. These shares represented less than 1% of the outstanding shares of Northern Trust Corporation. In July 2004, these shares were sold. Prior to March 2004, Mr. Murphy was a member of the governing board of three privately-offered investment companies that were advised and/or distributed by NTI or its affiliates. Ms. Skinner is deemed to be an "interested" Trustee because her law firm provides legal services to Northern Trust Corporation and its affiliates, and because she owns shares of Northern Trust Corporation. Mr. Toth is deemed to be an "interested" Trustee because he is an officer, director, employee, and shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST


NAME, ADDRESS, AGE,
POSITIONS HELD WITH
TRUST AND LENGTH OF
SERVICE (1)                     PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
--------------------            --------------------------------------------
Lloyd A. Wennlund           Executive Vice President since 2003 and Director
Age: 48                     since 2001 of Northern Trust Investments, N.A.;
50 South LaSalle Street     Executive Vice President and other positions at The
Chicago, IL 60603           Northern Trust Company, President and Director of
President since 2000        Northern Trust Securities, Inc., and Managing
                            Executive, Mutual Funds for Northern Trust Global
                            Investments since 1989.

Eric K. Schweitzer          Senior Vice President at Northern Trust Investments,
Age: 45                     N.A. since 2001 and Senior Vice President at The
50 South LaSalle Street     Northern Trust Company and the Director of
Chicago, IL 60603           Distribution, Product Management and Client Services
Vice President since 2000   in the Mutual Fund Group of Northern Trust Global
                            Investments since 2000.

Stuart Schuldt              Senior Vice President and Division Manager of Fund
Age: 44                     Administration and Fund Accounting, The Northern
50 South LaSalle Street     Trust Company since 1998; Assistant Treasurer of the
Chicago, IL 60603           Trust from 2002 to 2005.
Treasurer since 2005

Susan J. Hill               Chief Compliance Officer of Northern Trust
Age: 50                     Investments, N.A. since 2005; Senior Vice President
50 South LaSalle Street     of Northern Trust Investments, N.A. since 2005;
Chicago, IL 60603           Counsel and Vice President of Northern Trust
Chief Compliance Officer    Investments, N.A. and Northern Trust Company from
since 2004                  2000 to 2004.

Wes L. Ringo                Senior Vice President of Northern Trust Investments,
Age: 55                     N.A. and Compliance Director of Northern Trust
50 South LaSalle Street     Securities, Inc. since 2001; Managing Director,
Chicago, IL 60603           Assistant General Counsel and Director of Regulatory
Anti-Money Laundering       Affairs of U.S. Bancorp Piper Jaffrey from 1996 to
Compliance Officer since    2001.
2002

Brian Ovaert                Senior Vice President and Department Head at The
Age: 44                     Northern Trust Company overseeing Fund Accounting,
50 Bank Street              Transfer Agent and Fund Administration functions
Canary Wharf                since 1998; Treasurer of the Trust from 2002 to
London, E145NT              2005.
Assistant Treasurer since
2005


(1) Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

NAME, ADDRESS, AGE, POSITIONS
HELD WITH TRUST AND LENGTH OF
SERVICE (1)                        PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
-----------------------------      --------------------------------------------
Diana E. McCarthy, Esq.          Partner in the law firm of Drinker Biddle &
Age: 55                          Reath LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
Secretary since 2006

Linda J. Hoard, Esq.             Senior Counsel and Senior Vice President at
Age: 58                          PFPC Inc. since 1998.
99 High Street, 27th Floor
Boston, MA 02110
Assistant Secretary since 1999

Lori V. O'Shaughnessy, Esq.      Counsel and Vice President at PFPC Inc. since
Age: 34                          2005; Associate Counsel and Director at PFPC
99 High Street, 27th Floor       Inc. from 2002 to 2005; Associate Counsel at
Boston, MA 02110                 Investors Bank & Trust Company, a financial
Assistant Secretary since 2003   service provider from 2001 to 2002.


(1) Officers hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

     Certain of the Multi-Manager Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust Corporation, PFPC Inc. ("PFPC"), Northern Funds Distributors, LLC and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by the Trust's service providers, the Trust itself requires no employees.

     Each officer holds comparable positions with Northern Institutional Funds and certain officers hold comparable positions with certain other investment companies of which Northern Trust Corporation, PFPC or an affiliate thereof is the investment adviser, custodian, transfer agent, administrator and/or distributor.

     STANDING BOARD COMMITTEES. The Multi-Manager Board of Trustees has established three standing committees in connection with its governance of the
Funds: Audit, Governance and Valuation.

     The Audit Committee consists of four members: Messrs. Condon (Chairperson), Bax, and Strubel and Ms. Gilliam. The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Multi-Manager Board of Trustees a firm of independent certified public auditors to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. The Audit Committee also is designated as the Qualified Legal Compliance Committee. The Audit Committee convenes at least four times each year to meet with the independent auditors to review the scope and results of the audit and to discuss other non-audit matters as requested by the Board's Chairperson, the Committee Chairperson or the auditors.

     The Governance Committee consists of three members: Ms. Guthman (Chairperson) and Messrs. Bax and Strubel. The functions performed by the Governance Committee include, among other things, selecting and nominating candidates to serve as non-interested Trustees, reviewing and making recommendations regarding Trustee compensation and developing policies regarding Trustee education. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Multi-Manager Board vacancies, the Governance Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Multi-Manager Board at the Trust's mailing address stated in the Funds' Prospectus and should be directed to the attention of Northern Multi-Manager Funds Governance Committee.

     The Valuation Committee consists of three members: Messrs. Murphy (Chairperson) and Toth and Ms. Skinner. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities of the Funds in accordance with the Trust's valuation procedures.


     The Audit, Governance and Valuation Committees of the Multi-Manager Series Board were formed, together with the Multi-Manager Series Board, on June 20, 2006.

TRUSTEE OWNERSHIP OF FUND SHARES. The following table shows the dollar range of shares of the Funds owned by each Multi-Manager Trustee in the Funds and other portfolios of the Northern Funds and Northern Institutional Funds.

                       INFORMATION AS OF DECEMBER 31, 2005


                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                   SECURITIES IN ALL REGISTERED INVESTMENT
                         DOLLAR RANGE OF EQUITY    COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
NAME OF TRUSTEE         SECURITIES IN EACH FUND*          OF INVESTMENT COMPANIES**
---------------         ------------------------   ---------------------------------------
William L. Bax                    None                        $10,001 - $50,000
Richard G. Cline                  None                          Over $100,000
Edward J. Condon, Jr.             None                          Over $100,000
Sharon Gist Gilliam               None                               None
Sandra Polk Guthman               None                          Over $100,000
Michael E. Murphy                 None                          Over $100,000
Mary Jacobs Skinner               None                          Over $100,000
Richard P. Strubel                None                          Over $100,000
Terrence J. Toth                  None                          Over $100,000


*    The Funds were not in operation as of December 31, 2005.

** The Northern Mutual Fund Complex consists of Northern Institutional Funds and Northern Funds. As of December 31, 2005, Northern Institutional Funds offered 22 portfolios and Northern Funds, not including the Funds described in this Additional Statement, offered 32 portfolios.

TRUSTEE AND OFFICER COMPENSATION. The Trust pays each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries annual fees for his or her services as a Trustee of the Trust and the Multi-Manager Series and as a member of the respective Board committees, plus additional fees for Board and Committee meetings attended by such Trustee. In recognition of their services, the fees paid to the Board and Committee chairpersons are larger than the fees paid to other members of the Trust's and Multi-Manager Series' Boards and Committees. The Trustees also are reimbursed for travel expenses incurred in connection with attending such meetings. The Trust also may pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

     The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended March 31, 2006.

                             Total Compensation from
                                 Fund Complex (1)
                             -----------------------
William L. Bax                     $115,000
Richard G. Cline                   $146,250
Edward J. Condon, Jr.              $131,250
William J. Dolan, Jr. (2)          $ 90,000(5)
Sharon Gist Gilliam                $111,250
Sandra Polk Guthman                $118,750
Michael E. Murphy                  $123,750
Richard P. Strubel                 $123,750
Mary Jacobs Skinner                $108,750(6)
Stephen Timbers(3)                 $ 98,250
Terence J. Toth(4)                 $      0

(1) As of December 31, 2005, the Northern Mutual Fund Complex offered Northern Funds (32 portfolios) and Northern Institutional Funds (22 portfolios).


(2)  Mr. Dolan served as a Trustee of the Fund Complex until December 31, 2005.



(3)  Mr. Timbers served as a Trustee of the Fund Complex until February 17,
     2006.



(4) Mr. Toth was appointed to the Northern Funds and Northern Institutional Funds Board of Trustees on February 17, 2006 and serves without compensation.



(5) For the fiscal year ended March 31, 2006, Mr. Dolan elected not to defer any of his $90,000 total compensation from the Fund Complex, of which Mr. Dolan earned $1,763.22 accrued interest from previous years' deferred compensation. Mr. Dolan received a final payout for his deferred compensation at the time of his retirement.



(6) For the fiscal year ended March 31, 2006, Ms. Skinner elected to defer $54,375 of $108,750 total compensation, of which Ms. Skinner earned $2,453.62 in accrued interest from previous years' deferred compensation.


     The Trust does not provide pension or retirement benefits to its Trustees.

     Effective October 29, 2002, each Trustee became entitled to participate in the Northern Funds Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of the Diversified Asset Portfolio of Northern Institutional Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are "eligible securities" as defined by that rule. The amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees will not obligate the Trust to retain the service of any Trustee or obligate a Fund to any level of compensation to the Trustee. The Trust may invest in underlying securities without shareholder approval.


     The Trust's officers do not receive fees from the Trust for services in such capacities, although PFPC, of which certain of the Trust's officers are also officers (except Mses. Hill and McCarthy and Messrs. Ovaert, Ringo, Schuldt, Schweitzer and Wennlund), receives fees from the Trust for administrative services. In addition, Mr. Toth does not receive fees from the Trust for his services, because he is a management Trustee.

     Drinker Biddle & Reath LLP, of which Ms. McCarthy is a partner, receives fees from the Trust for legal services.



     Northern Trust Corporation and/or its affiliates, of which Ms. Hill and Messrs. Ovaert, Ringo, Schuldt, Schweitzer and Wennlund are officers, receive fees from the Trust as Investment Advisers, Co-Administrator, Custodian and Transfer Agent.


CODE OF ETHICS

     The Trust, the Investment Advisers, each Sub-Adviser and the principal underwriter have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN

INVESTMENT ADVISERS

     NTGA and NTI, each a direct or indirect subsidiary of TNTC, serve jointly as the Investment Advisers of the Funds and are responsible for their overall administration. NTGA is located at 300 Atlantic Street, Stamford, Connecticut, 06901, and NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI, NTGA and TNTC are referred to collectively in this Additional Statement as "Northern Trust."

     NTGA is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). It has over 25 years of experience evaluating investment advisory firms. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

     NTI is an investment adviser registered under the Advisers Act. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors.

     TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.


     Northern Trust is one of the nation's leading providers of trust and investment management services. Northern Trust is one of the strongest banking organizations in the United States. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist: (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and also may provide educational material to their employees; (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations; (iii) insurance companies with the day-to-day management of uninvested cash balances as well as with longer-term investment needs; and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of June 30, 2006, Northern Trust had assets under custody of $3.2 trillion, and assets under investment management of $640 billion.

INVESTMENT SUB-ADVISERS

     The Funds have received an exemptive order from the SEC that permits the Investment Advisers to engage or terminate a Sub-Adviser, and to enter into and materially amend an existing Sub-Advisory Agreement, upon the approval of the Board of Trustees, without obtaining shareholder approval. Shareholders will be notified of any changes in Sub-Advisers. Sub-Advisers will provide investment advisory services to the Funds. The Investment Advisers will select Sub-Advisers based upon the Sub-Adviser's skills in managing assets pursuant to particular investment styles and strategies. The Investment Advisers will monitor existing Sub-Advisers based on their investment styles, strategies, and results in managing assets for specific asset classes. Each Sub-Adviser will have discretion to select portfolio securities for its portion of a Fund, but must select those securities according to the Fund's investment objectives and restrictions.

     The Investment Advisers do not determine what investments will be purchased or sold for the Funds, with the exception of the cash portion of each Fund. Because each Sub-Adviser manages its portion of a Fund independently from the others, the same security may be held in two or more different portions of a Fund or may be acquired for one portion at a time when a Sub-Adviser of another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one or more of the Sub-Advisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser or Sub-Advisers believe continued exposure to the broader securities market is appropriate. Because each Sub-Adviser directs the trading for its portion of a Fund and does not aggregate its transactions with those of the other Sub-Advisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or Sub-Adviser were managing the Fund.

     The current Sub-Advisers to the Funds are set forth below.

                  Fund                                         Sub-Advisers
                  ----                                         ------------
Multi-Manager International Equity Fund   Altrinsic Global Advisors, LLC ("Altrinsic")
                                          Nicholas-Applegate Capital Management, LLC
                                          ("Nicholas-Applegate")
                                          Oechsle International Advisors, LLC ("Oechsle")
                                          Tradewinds NWQ Global Investors, LLC ("Tradewinds")

Multi-Manager Mid Cap Fund                Geneva Capital Management Ltd. ("Geneva")
                                          LSV Asset Management ("LSV")
                                          TCW Investment Management Company ("TCW")

Multi-Manager Small Cap Fund              Goldman Sachs Asset Management, L.P. ("GSAM")
                                          Metropolitan West Capital Management, LLC ("Met West")
                                          NorthPointe Capital, LLC ("NorthPointe")
                                          William Blair & Company, LLC ("William Blair")

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS


     Under the Investment Advisory and Ancillary Services Agreement with the Investment Advisers for the Funds (the "Advisory Agreement"), subject to the general supervision of the Trust's Board of Trustees, the Investment Advisers make decisions with respect to, and place orders for, all purchases and sales of portfolio securities for each Fund and also provide certain ancillary services. However, the Advisory Agreement permits the Investment Advisers, subject to approval by the Board of Trustees, to delegate to a Sub-Adviser any or all of its portfolio management responsibilities under the Advisory Agreement pursuant to a written agreement with each Sub-Adviser that meets the requirements of
Section 15 of the 1940 Act, subject to the provisions of the exemptive order described above. As of the date of this Additional Statement, the Investment Advisers have delegated all of their portfolio management responsibilities to the Sub-Advisers set forth above. The Investment Advisers shall remain responsible for supervision and oversight of the portfolio management services performed by the Sub-Advisers, including compliance with the Funds' respective investment objectives and policies.


     The Investment Advisers also are responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to NTI's activities for Northern Funds). In making investment recommendations for the Funds, if any, investment advisory personnel of the Investment Advisers may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Funds' accounts are customers of TNTC's commercial banking department. These requirements are designed to prevent investment advisory personnel for the Funds from knowing which companies have commercial business with TNTC and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

     The Advisory Agreement and each Sub-Advisory Agreement provide that generally in selecting brokers or dealers to place orders for transactions on
(i) common and preferred stocks, the Investment Advisers or Sub-Advisers, as the case may be, shall use their best judgment to obtain the best overall terms available, and (ii) on bonds and other fixed income obligations, the Investment Advisers and Sub-Advisers shall attempt to obtain best net price and execution.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Generally, in assessing the best overall terms available for any transaction, the Investment Advisers and Sub-Advisers are to consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Advisers and Sub-Advisers may consider the brokerage and research services provided to the Funds and/or other accounts over which the Investment Advisers or Sub-Advisers, or an affiliate exercise investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include but are not limited to, furnishing of advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in securities and the availability of securities or purchasers or sellers of securities. The Investment Advisers and Sub-Advisers also may obtain economic statistics, forecasting services, industry and company analyses, portfolio strategies, quantitative data, quotation services, news services, credit rating services, execution services, market information systems, consulting services from economists and political analysts and computer software or on-line data feeds. These services and products may disproportionately benefit other accounts ("Other Accounts") over which the Investment Advisers and Sub-Advisers or their affiliates exercise investment discretion. For example, research or other services paid for through the Funds' commissions may not be used in managing the Funds. In addition, Other Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products or services that may be provided to the Funds and to such Other Accounts. To the extent that the Investment Advisers and Sub-Advisers use soft dollars, they will not have to pay for those products or services themselves. The Investment Advisers and Sub-Advisers may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. In that event, the research will effectively be paid for by client commissions that will also be used to pay for execution, clearing and settlement services provided by the broker-dealer and will not be paid by the Investment Advisers or Sub-Advisers.

     The Investment Advisers and Sub-Advisers and their affiliates may also receive products and services that provide both research and non-research benefits to them ("mixed-use items"). The research portion of mixed-use items may be paid for with soft dollars. When paying for the research portion of mixed-use items with soft dollars, the Investment Advisers and the Sub-Advisers must make a good faith allocation between the cost of the research portion and the cost of the non-research portion of the mixed-use items. The Investment Advisers or the Sub-Advisers, as the case may be, will pay for the non-research portion of the mixed-use items with hard dollars.

     Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Advisers and Sub-Advisers and does not reduce the advisory fees payable to the

Investment Advisers by the Funds or the Sub-Advisory fees paid by the Investment Advisers to the Sub-Advisers. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     The amount of brokerage commissions paid by the Funds may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors.

     Transactions on U.S. stock exchanges, and increasingly equity securities traded over-the-counter, involve the payment of negotiated brokerage commissions and the cost of transactions may vary among different brokers. Over-the-counter transactions in equity securities may also involve the payment of negotiated commissions to brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions, which generally are fixed by applicable regulatory bodies. Many over-the-counter issues, including corporate debt and government securities, normally are traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Advisers and Sub-Advisers will often deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Investment Advisers or Sub-Advisers, as the case may be, believe such practice to be in a Fund's interests.

     On occasions when the Investment Advisers or Sub-Advisers deem the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts of that Investment Adviser or Sub-Adviser, the Advisory Agreement and each Sub-Advisory Agreement provide that the Investment Advisers and Sub-Advisers, respectively, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other accounts in order to obtain the best net price and execution. In such an event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Advisers and Sub-Advisers in the manner they consider to be most equitable and consistent with their fiduciary obligations to the Funds and their respective other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Fund or the amount of the securities that are able to be sold for a Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Advisory Agreement and each Sub-Advisory Agreement permit the Investment Advisers and Sub-Advisers, respectively, at their discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser's or Sub-Adviser's opinion of the reliability and quality of the broker or dealer.

     The Advisory Agreement and each Sub-Advisory Agreement provide that the Investment Advisers and Sub-Advisers, respectively, may render similar services to others so long as their services under the Advisory Agreement or Sub-Advisory Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Advisers against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Advisory Agreement) or, in lieu thereof, contribute to resulting losses. Each Advisory and Sub-Advisory Agreement provides that the Sub-Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties.

     From time to time, the Investment Advisers and Sub-Advisers may voluntarily waive a portion or all of their fees otherwise payable to them with respect to a Fund.

     As compensation for advisory services and the assumption of related expenses, the Investment Advisers are entitled to a joint advisory fee, computed daily and payable monthly, at annual aggregate rates set forth in the table below (expressed as a percentage of the Funds' average daily net assets).

               FUND NAME                  CONTRACTUAL RATE
               ---------                  ----------------
Multi-Manager International Equity Fund         1.10%
Multi-Manager Mid Cap Fund                      0.90%
Multi-Manager Small Cap Fund                    1.10%

     Each Sub-Adviser shall, subject to the supervision and oversight of the Investment Advisers, manage the investment and reinvestment of such portion of the assets of the Fund, as the Investment Advisers may from time to time allocate to such Sub-Adviser for management. The Investment Advisers pay the Sub-Advisers out of their advisory fees.

     The Trust has received an exemptive order from the SEC that permits the Investment Advisers to amend and terminate existing Sub-Advisory Agreements, approved by the Multi-Manager Series Board of Trustees, without shareholder approval. The exemption also permits the Investment Advisers to enter into new Sub-Advisory Agreements with Sub-Advisers that are not affiliated with the Investment Advisers without obtaining shareholder approval, if approved by the Multi-Manager Series Board of Trustees. In the event of a termination of a Sub-Adviser, the Investment Advisers, subject to the Multi-Manager Series Board of Trustees' approval, will either enter into an agreement with another Sub-Adviser to manage the Fund or portion thereof or allocate the assets of that portion to other Sub-Advisers of the Fund. Shareholders will be notified of any Sub-Adviser changes.

     In addition to the advisory fees payable by the Funds to the Investment Advisers and/or their affiliates, each Fund that invests uninvested cash in one or more of the affiliated money market funds will bear indirectly a proportionate share of that money market fund's operating expenses, which include advisory, administration, transfer agency and custodial fees payable by the money market fund to the Investment Advisers and/or their affiliates. See "Investment Objectives and Policies - Investment Companies" for a discussion of the fees payable to the Investment Advisers and/or their affiliates by the money market funds in which the Funds are invested.

     Generally, each Sub-Advisory Agreement may be terminated without penalty by vote of the Multi-Manager Series Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, upon 60 days' written notice, or by the Investment Advisers immediately upon notice to the Sub-Adviser, and each such agreement terminates automatically in the event of an assignment (as defined in the 1940 Act). Each Sub-Advisory Agreement also may be terminated by a Sub-Adviser upon 30 days' written notice and automatically terminates upon termination of the Advisory Agreement.


     Northern Trust, the Sub-Advisers and their affiliates may act as underwriters of various securities. Under the 1940 Act, the Funds are precluded, subject to certain exceptions, from purchasing in the primary market those securities with respect to which Northern Trust, the Funds' Sub-Advisers, or their affiliates serve as a principal underwriter. In the opinion of Northern Trust and the Sub-Advisers, this limitation will not significantly affect the ability of the Funds to pursue their respective investment objectives.


     In the Advisory Agreement, the Investment Advisers agree that the name "Northern" may be used in connection with the Trust's business on a royalty-free basis. TNTC has reserved to itself the right to grant the non-exclusive right to use the name "Northern" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "Northern."

TRANSFER AGENCY AGREEMENT

     Under its Transfer Agency Agreement with the Trust, TNTC as Transfer Agent has undertaken to perform some or all of the following services: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semiannual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as income disbursing agent; and (vii) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

     In addition to the transfer agency fees payable by the Funds to TNTC and/or its affiliates, each Fund that invests uninvested cash in one or more of the affiliated money market funds will bear indirectly a proportionate share of that money market fund's operating expenses, which include advisory, administration, transfer agency and custodial fees payable by the money market fund to TNTC and/or its affiliates. See "Investment Objectives and Policies - Investment Companies" for a discussion of the fees payable to TNTC and/or its affiliates by the money market funds in which the Funds are invested.


     As compensation for the services rendered by TNTC under the Transfer Agency Agreement and the assumption by TNTC of related expenses, TNTC is entitled to a fee from the Trust, payable monthly, at an annual rate of 0.10% of the average daily NAV of each of the Funds. In addition, TNTC may be reimbursed for certain expenses as provided under the Transfer Agency Agreement.


CUSTODY AND FOREIGN CUSTODY AGREEMENTS


     Under its Custody Agreement (and in the case of the Multi-Manager International Equity Fund, its Foreign Custody Agreement) with the Trust, TNTC (the "Custodian") (i) holds each Fund's cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Fund, (iii) makes receipts and disbursements of funds on behalf of the Fund, (iv) receives, delivers and releases securities on behalf of the Fund, (v) collects and receives all income, principal and other payments in respect of the Fund's investments held by the Custodian and (vi) maintains the accounting records of Northern Funds. The Custodian may employ one or more subcustodians, provided that the Custodian, subject to certain monitoring responsibilities, shall have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to the Custodian. The Custodian also may appoint agents to carry out such of the provisions of the Custody Agreement and the Foreign Custody Agreement as the Custodian may from time to time direct.


     As compensation for the services rendered with respect to the Trust by the Custodian to the Multi-Manager Mid Cap Fund and Multi-Manager Small Cap Fund, and the assumption by the Custodian of certain related expenses, the Custodian is entitled to payment from the Trust as follows; (a) a basic custodial fee of
(i) $18,000 annually for each Fund, plus (ii) 1/100th of 1% annually of each Fund's average daily net assets to the extent they exceed $100 million, plus (b) a basic accounting fee of (i) $25,000 annually for each Fund, plus (ii) 1/100th of 1% annually of each Fund's average daily net assets to the extent they exceed $50 million, plus (c) a fixed dollar fee for each trade in portfolio securities, plus (d) a fixed dollar fee for each time that the Custodian receives or transmits funds via wire, plus (e) reimbursement of expenses incurred by the Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (c) and (d) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that the Custodian may permanently or temporarily waive all or any portion of any upward adjustment.

     As compensation for the services rendered to the Trust, under the Foreign Custody Agreement with respect to the Multi-Manager International Equity Fund and the assumption by the Custodian of certain related expenses, the Custodian is entitled to payment as follows: (i) $35,000 annually for the Fund, plus (ii) 9/100th of 1% annually of the Fund's average daily net assets, plus (iii) reimbursement for fees incurred by the Custodian for telephone, postage, courier fees, office supplies and duplicating. As compensation for basic accounting services rendered to the Fund by TNTC, TNTC is entitled to receive $25,000 for the first $50 million of the Fund's average daily net assets and 1/100th of 1% of the Fund's average daily net assets in excess of $50 million.

     The Custodian's fees under the Custodian Agreement and Foreign Custody Agreement are subject to reduction based on the Funds' daily-uninvested U.S. cash balances (if any).

     In addition to the advisory fees payable by the Funds to the Custodian and/or its affiliates, each Fund that invests uninvested cash in one or more of the affiliated money market funds will bear indirectly a proportionate share of that money market fund's operating expenses, which include advisory, administration, transfer agency and custodial fees payable by the money market fund to the Custodian and/or its affiliates. See "Investment Objectives and Policies - Investment Companies" for a discussion of the fees payable to the Custodian and/or its affiliates by the money market funds in which the Funds are invested.

     Unless sooner terminated, the Trust's Advisory Agreement, Transfer Agency Agreement, Sub-Advisory Agreements, Custody Agreement and Foreign Custody Agreement will continue in effect with respect to the particular Fund until March 31, 2007, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Multi-Manager Series Trustees ("Multi-Manager Trustees") who are not parties to the agreement or "interested persons" (as such term is defined in the 1940
Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of such Fund (as defined under "Description of Shares"). Each of the Advisory, Transfer Agency, Custody and Foreign Custody Agreements is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) or by the Investment Advisers, the Custodian, or Transfer Agent, as the case may be, on 60 days' written notice.

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS


     The Multi-Manager Trustees oversee the management of the Multi-Manager Funds and will review the investment performance and expenses of the Multi-Manager Mid Cap, Small Cap and International Equity Funds (together, the "Multi-Manager Funds"). In addition, the Multi-Manager Trustees determine annually (except for the initial term of the Agreement) whether to re-approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Multi-Manager Funds with the Investment Advisers. The Multi-Manager Trustees also determine annually (except for the initial term of the Sub-Advisory Agreements) whether to approve and continue the Sub-Advisory Agreements with each of the Sub-Advisers (together, "Sub-Advisers") to the Multi-Manager Funds.


     Advisory Agreement. The Advisory Agreement was initially approved with respect to each of the Multi-Manager Funds by the Multi-Manager Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at a meeting held on June 20, 2006 (the "June Meeting"). The Multi-Manager Trustees also received information regarding the Multi-Manager Funds' investment objectives, strategies and restrictions and expense ratios and the Investment Advisers' process for selecting and monitoring Sub-Advisers at meetings held on May 5, 2006 (the "May Meeting") and February 17, 2006 (the "February Meeting"). Further, the Governance Committee of the Board of Trustees of Northern Funds met on April 4, 2006 to consider certain matters with respect to the approval process for the Advisory and Sub-Advisory Agreements (together, "Sub-Advisory Agreements") and the process for ongoing monitoring of the Sub-Advisers at the Board level. The foregoing meetings are referred to below together as the "Meetings."

     In connection with the Meetings and their consideration of the Advisory Agreement, the Multi-Manager Trustees also considered the Investment Advisers' written and oral presentations and discussed the information that had been provided. In connection with their deliberations, the Multi-Manager Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of the Investment Advisers present.

     In evaluating the Advisory Agreement, the Multi-Manager Trustees considered that Investment Advisers will engage Sub-Advisers, subject to Board approval, to manage the assets of the Multi-Manager Funds. The Investment Advisers provide general investment management services to the Multi-Manager Funds. They also have the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to Board approval. The Investment Advisers are also responsible for selecting each Multi-Manager Fund's investment strategies; allocating and reallocating assets among the Sub-Advisers consistent with each Multi-Manager Fund's investment objective and strategies; monitoring and evaluating Sub-Adviser performance; and implementing procedures relating to the Sub-Advisers' compliance with the relevant Multi-Manager Fund's investment objectives, policies and restrictions. In addition to providing these services, the Investment Advisers manage the cash portion of each Multi-Manager Fund.

     The Investment Advisers select the Sub-Advisers to manage the Funds on the basis of both qualitative and quantitative analyses that consider, among other things, each Sub-Adviser's investment style, historical performance and the characteristics of each Sub-Adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures and earnings and volatility statistics). The Investment Advisers then allocate assets to a Sub-Adviser selected through this process on the basis of a particular strategy assigned to it. The Investment Advisers allocate each Fund's assets among the other selected Sub-Advisers with the goal that the investment styles of the Sub-Advisers for each Fund are complementary. Therefore, the Sub-Advisers are chosen not only based on their performance but for their anticipated investment synergy with the other Sub-Advisers managing assets of the same Fund.

     The Multi-Manager Trustees also considered that the prospectus for the Multi-Manager Funds discloses the Investment Advisers' role in selecting the Sub-Advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund.

     In evaluating the Advisory Agreement at one or more of the Meetings, the Multi-Manager Trustees relied upon their knowledge, resulting from their meetings and other interactions, of the Investment Advisers and their services. The Multi-Manager Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fees and the total expenses (after voluntary reimbursements) borne by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper Analytical Services, Inc. ("Lipper"), including other multi-manager funds that operate similarly to the Multi-Manager Funds; (iii) the investment advisory fees charged by the Investment Advisers to the Investment Advisers' other institutional accounts; (iv) the nature, quality and extent of the investment advisory services, including the scope and depth of the Investment Advisers' resources, the Investment Advisers' staffing for the Multi-Manager Funds and the experience of the persons who would be supervising the Sub-Advisers to the Multi-Manager Funds; (v) the Investment Advisers' financial resources and their ability to attract and retain talent; (vi) the fees paid by the Multi-Manager Funds to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vii) the Multi-Manager Funds' projected expense ratios; (viii) other benefits received by the Investment Advisers and their affiliates from their relationships with the Funds; and (ix) potential economies of scale at various Fund asset levels. The Multi-Manager Trustees also reviewed the projected sub-advisory fees (which are based on breakpoints) and the investment advisory fees (which do not use breakpoints) and the spread between the aggregate sub-advisory fees and the investment advisory fees at these different levels. The Multi-Manager Trustees also reviewed these spreads in comparison to spreads among investment advisers and sub-advisers to other similarly managed mutual funds.

     At one or more of the Meetings, the Multi-Manager Trustees also received materials relating to the Investment Advisers' investment management services. These materials included: (i) information with respect to the proprietary model for selecting Sub-Advisers for the Multi-Manager Funds; (ii) the due diligence process used by the Investment Advisers to evaluate the Sub-Advisers; (iii) the program developed by the Investment Advisers to monitor the Sub-Advisers' compliance with the Multi-Manager Funds' investment objectives, strategies and restrictions; (iv) the systems used by the Investment Advisers to monitor the Sub-Advisers' investment performance; and (v) the Multi-Manager Trustees' review of safeguards addressing potential conflicts of interest.

     In connection with their approvals of the Advisory Agreement for each of the Multi-Manager Funds, the Multi-Manager Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Multi-Manager Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Multi-Manager Trustees considered both the investment advisory services, and the other non-advisory services, that would be provided to the Funds by the Investment Advisers and their affiliates and the quality of services that are currently provided to the Trust's other Funds. The advisory services included the Investment Advisers' development of and expertise with a multi-manager platform, including the resources it had invested in the program and the proprietary model for selection and monitoring of money managers. In addition, the Multi-Manager Trustees considered that the Investment Advisers would be responsible for monitoring initially 11 different Sub-Advisers for the three Multi-Manager Funds. The non-advisory services include services as the Funds' custodian, transfer agent and co-administrator. The Multi-Manager Trustees also considered that many of the Funds' shareholders were likely to have other client relationships with The Northern Trust Company. The Multi-Manager Trustees concluded that the Investment Advisers were both able to commit substantial financial and other resources to the operations of the Multi-Manager Funds and were able to provide quality services to the Multi-Manager Funds. The Multi-Manager Trustees also believed that the Investment Advisers had made significant commitments to address regulatory compliance requirements that would be applicable to the Multi-Manager Funds and had established a program to monitor the Sub-Advisers' compliance policies and procedures. The Multi-Manager Trustees also considered the Investment Advisers' willingness to provide information requested by the Trustees.

     The Multi-Manager Trustees also considered the Funds' contractual advisory fee rates; the Funds' projected total operating expense ratios; the Investment Advisers' voluntary expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Multi-Manager Funds. In addition, the Multi-Manager Trustees considered the fees paid by the Multi-Manager Funds to the Investment Advisers and their affiliates for custodial, transfer agency and co-administration services, and the fees payable to the Investment Advisers and/or their affiliates under the cash sweep program, and reviewed information as to whether the Investment Advisers were likely to pass benefits from their economies of scale to shareholders. In this regard, the Multi-Manager Trustees considered the Investment Advisers' view that the Funds would be sharing in economies of scale through the level at which the Funds' advisory fees are set and through the Investment Advisers' voluntary expense caps for the Funds. In addition, the Multi-Manager Trustees considered the projected assets in the Funds and the net advisory fees at those levels after the Investment Advisers' payment of the sub-advisory fees; the information provided by the Investment Advisers relating to the projected costs of the services to be provided by the Investment Advisers and their affiliates and the projected profits that may be realized by them; and information comparing the fee rates charged by the Investment Advisers with the fee rates charged by other, unaffiliated investment managers to their clients. With respect to the Investment Advisers' costs, the Multi-Manager Trustees considered that the Investment Advisers would bear costs related to research and compliance with respect to the Multi-Manager Funds. All of these comparisons assisted the Multi-Manager Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them. In addition, the Multi-Manager Trustees noted the Investment Advisers' voluntary undertaking to limit the Funds' total expense ratios to specified levels and that they would be paying the Sub-Advisers from their investment advisory fees.

     The Multi-Manager Trustees did not consider the investment performance of the Multi-Manager Funds because they had no performance history.

     After deliberation, the Multi-Manager Trustees concluded at the June Meeting that the investment advisory fees paid by Multi-Manager Funds were reasonable on a Fund-by-Fund basis in light of the services provided by the Investment Advisers, their projected costs and profitability and the Funds' projected asset levels, and that the Advisory Agreement should be approved.

     Sub-Advisory Agreements. The Sub-Advisory Agreements were initially approved with respect to the Multi-Manager Funds by the Multi-Manager Trustees, including all of the Independent Trustees, at the June Meeting. At the June Meeting and the other Meetings, the Multi-Manager Trustees requested and received information and written materials from the Investment Advisers and Sub-Advisers regarding (i) the nature and quality of the investment advisory services to be provided by each Sub-Adviser, including the experience and qualifications of the personnel who would be providing such services; (ii) the Sub-Adviser's financial condition, history of operations and ownership structure; (iii) the Sub-Advisers' brokerage and soft dollar practices; (iv) the Sub-Advisers' investment strategies and style of investing; (v) the performance history of the Sub-Advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds; (vi) each Sub-Adviser's compliance policies and procedures (including their Codes of Ethics) and the Investment Advisers' and the Trust's Chief Compliance Officer's evaluations of such policies and procedures; (vii) the Sub-Advisers' anticipated conflicts of interest in managing the Funds; and (viii) the terms of the Sub-Advisory Agreements. With respect to one of the Sub-Advisers, Metropolitan West Capital Management, LLC, the Board reviewed information regarding a pending change of control of the Sub-Adviser that was anticipated to occur on or about June 1, 2006 (prior to the offering of the Multi-Manager Small Cap Fund for which the Sub-Adviser was being engaged).

     The Multi-Manager Trustees also reviewed the Investment Advisers' proprietary methodology for allocating assets among the various Sub-Advisers, the proposed allocations to each Sub-Adviser within each Multi-Manager Fund and the recommended mix of Sub-Advisers for each Multi-Manager Fund based on their investment styles and strategies.

     In connection with the approvals of the Sub-Advisory Agreements for each of the Multi-Manager Funds, the Multi-Manager Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Multi-Manager Trustees relied upon the recommendations and evaluations of the Investment Advisers with respect to each of the Sub-Advisers.

     With respect to the nature, extent and quality of the services to be provided by each Sub-Adviser, the Multi-Manager Trustees considered the information provided by the Investment Advisers with respect to each Sub-Adviser's qualifications and experience in managing the type of strategies for which the Sub-Adviser was being engaged in connection with a Multi-Manager Fund. They also considered that the Investment Advisers had had prior experience with some of the Sub-Advisers in managing assets of the Investment Advisers' other institutional accounts, including within a multi-manager context. The Multi-Manager Trustees reviewed and considered a separate report from the Investment Advisers' compliance personnel as well as the Trust's Chief Compliance Officer with respect to each Sub-Adviser's compliance programs (including its Code of Ethics). Finally, the Multi-Manager Trustees considered the Sub-Advisers' management of potential conflicts of interest that might result from their management of the Multi-Manager Funds and other accounts.

     The Multi-Manager Trustees also considered and evaluated composite performance information for each Sub-Adviser that included accounts managed similarly to the strategies for which they were being engaged in connection with a Multi-Manager Fund, and the Investment Advisers' evaluation of their performance. The Multi-Manager Trustees could not evaluate performance of any of the Multi-Manager Funds because they had not yet begun operations.

     With respect to the sub-advisory fees, the Multi-Manager Trustees considered that the Sub-Advisers were each paid by the Investment Advisers out of their advisory fees and not by the Multi-Manager Funds. The Multi-Manager Trustees also considered, based on representations of the Investment Advisers, that each Sub-Advisory Agreement had been negotiated at arms-length among the Investment Advisers and Sub-Advisers. The Multi-Manager Trustees also reviewed and considered based on information prepared by Lipper that compared each Multi-Manager Fund's aggregate sub-advisory fees with the aggregate sub-advisory fees of other multi-manager mutual funds. The Multi-Manager Trustees also considered information prepared by the Investment Advisers that showed the levels of aggregate sub-advisory fees rates as the Funds' assets increased. Finally, the Multi-Manager Trustees also considered the Investment Advisers' representations that the fees to be paid to the Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them.

     Based on the Multi-Manager Trustee's deliberations and the recommendations of the Investment Advisers, the Trustees concluded at the June Meeting that the fees paid to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided by them.

PORTFOLIO MANAGERS

     The portfolio managers for the Funds are listed in the chart below.

                  FUND                    PORTFOLIO MANAGER
                  ----                    -----------------
Multi-Manager International Equity Fund   ALTRINSIC

                                          John Hock
                                          Rehan Chaudhri
                                          John L. Devita

                                          NICHOLAS-APPLEGATE
                                          Vince Willyard
                                          Stephen Derkash
                                          Joseph Devine
                                          Barry Kendall

                                          OECHSLE
                                          L. Sean Roche

                                          TRADEWINDS
                                          Paul Hechmer

Multi-Manager Mid Cap Fund                GENEVA
                                          Amy Croen
                                          Michelle Picard
                                          William Priebe
                                          Scott Priebe

                                          LSV
                                          Josef Lakonishok
                                          Puneet Mansharamani
                                          Menno Vermeulen
                                          Robert Vishny

                                          TCW
                                          Brendt Stallings

Multi-Manager Small Cap Fund              GSAM
                                          Melissa Brown

                                          MET WEST
                                          Gary Lisenbee
                                          Ellie Chizmarova
                                          Jay Cunningham
                                          Miguel E. Giaconi

                                          NORTHPOINTE
                                          Karl Knas
                                          Robert D. Glise
                                          Carl P. Wilk
                                          Brad Halverson
                                          Sherwin Prior

                                          WILLIAM BLAIR
                                          Mark Fuller
                                          Greg Pusinelli

ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

     The following tables describe certain information with respect to accounts for which the portfolio manager has day-to-day responsibility as of March 31, 2006 unless otherwise indicated, including all Northern Funds managed by the portfolio manager.

Multi-Manager International Equity Fund

     Altrinsic

     The table below discloses accounts within each type of category listed below for which John Hock was jointly and primarily responsible for day-to-day portfolio management.

                                                                          Number of
                                                                           Accounts      Total Assets in
                                           Total                          Managed in      which Advisory
                                         Number of                      which Advisory     Fee Based on
                                          Accounts    Total Assets       Fee Based on      Performance
           Type of Accounts               Managed*   (in Millions)*      Performance*     (in Millions)*
           ----------------              ---------   --------------    ---------------   ---------------
Northern Funds:                               0         $      0              0               $    0
Northern Institutional Funds:                 0         $      0              0               $    0
Other Registered Investment Companies:        0         $      0              0               $    0
Other Pooled Investment Vehicles:             3         $  236.3              2               $111.6
Other Accounts:                              35         $2,555.6              0               $    0

*    Amounts as of December 31, 2005.

     The table below discloses accounts within each type of category listed below for which Rehan Chaudhri was jointly and primarily responsible for day-to-day portfolio management.

                                                                          Number of
                                                                           Accounts      Total Assets in
                                           Total                          Managed in      which Advisory
                                         Number of                      which Advisory     Fee Based on
                                          Accounts    Total Assets       Fee Based on      Performance
           Type of Accounts               Managed*   (in Millions)*      Performance*     (in Millions)*
           ----------------              ---------   --------------    ---------------   ---------------
Northern Funds:                               0         $      0              0               $    0
Northern Institutional Funds:                 0         $      0              0               $    0
Other Registered Investment Companies:        0         $      0              0               $    0
Other Pooled Investment Vehicles:             3         $  236.3              2               $111.6
Other Accounts:                              35         $2,555.6              0               $    0

*    Amounts as of December 31, 2005.

     The table below discloses accounts within each type of category listed below for which John L. Devita was jointly and primarily responsible for day-to-day portfolio management.

                                                                         Number of
                                                                          Accounts      Total Assets in
                                           Total                         Managed in      which Advisory
                                         Number of                     which Advisory     Fee Based on
                                          Accounts    Total Assets      Fee Based on      Performance
           Type of Accounts               Managed*   (in Millions)*     Performance*     (in Millions)*
           ----------------              ---------   --------------   ---------------   ---------------
Northern Funds:                               0         $      0             0               $    0
Northern Institutional Funds:                 0         $      0             0               $    0
Other Registered Investment Companies:        0         $      0             0               $    0
Other Pooled Investment Vehicles:             3         $  236.3             2               $111.6
Other Accounts:                              35         $2,555.6             0               $    0

*    Amounts as of December 31, 2005.

     Nicholas-Applegate

     The table below discloses accounts within each type of category listed below for which Vince Willyard was jointly and primarily responsible for day-to-day portfolio management.


                                                                         Number of
                                                                          Accounts      Total Assets in
                                           Total                         Managed in      which Advisory
                                         Number of                     which Advisory     Fee Based on
                                          Accounts    Total Assets      Fee Based on      Performance
           Type of Accounts               Managed*   (in Millions)*     Performance      (in Millions)
           ----------------              ---------   --------------   ---------------   ---------------
Northern Funds:                              0           $    0              0                 $0
Northern Institutional Funds:                0           $    0              0                 $0
Other Registered Investment Companies:       5           $518.1              0                 $0
Other Pooled Investment Vehicles:            1           $ 55.6              0                 $0
Other Accounts:                              8           $422.9              0                 $0


*    Amounts as of May 31, 2006.

     The table below discloses accounts within each type of category listed below for which Stephen Derkash was jointly and primarily responsible for day-to-day portfolio management.

                                                                         Number of
                                                                         Accounts      Total Assets in
                                           Total                        Managed in      which Advisory
                                         Number of                    which Advisory     Fee Based on
                                          Accounts    Total Assets     Fee Based on      Performance
           Type of Accounts               Managed*   (in Millions)*     Performance     (in Millions)
           ----------------              ---------   --------------   --------------   ---------------
Northern Funds:                              0           $    0              0                $0
Northern Institutional Funds:                0           $    0              0                $0
Other Registered Investment Companies:       5           $518.1              0                $0
Other Pooled Investment Vehicles:            1           $ 55.6              0                $0
Other Accounts:                              8           $422.9              0                $0

*    Amounts as of May 31, 2006.

     The table below discloses accounts within each type of category listed below for which Joseph Devine was jointly and primarily responsible for day-to-day portfolio management.

                                                                         Number of
                                                                         Accounts      Total Assets in
                                           Total                        Managed in      which Advisory
                                         Number of                    which Advisory     Fee Based on
                                          Accounts    Total Assets     Fee Based on      Performance
           Type of Accounts               Managed*   (in Millions)*     Performance     (in Millions)
           ----------------              ---------   --------------   --------------   ---------------
Northern Funds:                              0           $    0              0                $0
Northern Institutional Funds:                0           $    0              0                $0
Other Registered Investment Companies:       5           $518.1              0                $0
Other Pooled Investment Vehicles:            1           $ 55.6              0                $0
Other Accounts:                              8           $422.9              0                $0

*    Amounts as of May 31, 2006.

     The table below discloses accounts within each type of category listed below for which Barry Kendall was jointly and primarily responsible for day-to-day portfolio management.

                                                                         Number of
                                                                         Accounts      Total Assets in
                                           Total                        Managed in      which Advisory
                                         Number of                    which Advisory     Fee Based on
                                          Accounts    Total Assets     Fee Based on      Performance
           Type of Accounts               Managed*   (in Millions)*     Performance     (in Millions)
           ----------------              ---------   --------------   --------------   ---------------
Northern Funds:                              0           $    0              0                $0
Northern Institutional Funds:                0           $    0              0                $0
Other Registered Investment Companies:       5           $518.1              0                $0
Other Pooled Investment Vehicles:            1           $ 55.6              0                $0
Other Accounts:                              8           $422.9              0                $0

*    Amounts as of May 31, 2006.

     Oechsle

     The table below discloses accounts within each type of category listed below for which L. Sean Roche was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0              0               $  0
Northern Institutional Funds:                 0          $    0              0               $  0
Other Registered Investment Companies:        2          $  209              0               $  0
Other Pooled Investment Vehicles:             1          $   36              0               $  0
Other Accounts:                              35          $9,950              2               $976

     Tradewinds

     The table below discloses accounts within each type of category listed below for which Paul Hechmer was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                                 0        $     0             0                  $0
Northern Institutional Funds:                   0        $     0             0                  $0
Other Registered Investment Companies:          6        $   709             0                  $0
Other Pooled Investment Vehicles:               7        $   345             0                  $0
Other Accounts:                            63,423        $18,575             0                  $0

Multi-Manager Mid Cap Fund

     Geneva

     The table below discloses accounts within each type of category listed below for which Amy Croen was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0              0                $0
Northern Institutional Funds:                 0          $    0              0                $0
Other Registered Investment Companies:        1          $  183              0                $0
Other Pooled Investment Vehicles:             0          $    0              0                $0
Other Accounts:                             400          $1,025              0                $0

     The table below discloses accounts within each type of category listed below for which Michelle Picard was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0              0                $0
Northern Institutional Funds:                 0          $    0              0                $0
Other Registered Investment Companies:        1          $  183              0                $0
Other Pooled Investment Vehicles:             0          $    0              0                $0
Other Accounts:                             400          $1,025              0                $0

     The table below discloses accounts within each type of category listed below for which William Priebe was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0              0                $0
Northern Institutional Funds:                 0          $    0              0                $0
Other Registered Investment Companies:        1          $  183              0                $0
Other Pooled Investment Vehicles:             0          $    0              0                $0
Other Accounts:                             400          $1,025              0                $0

     The table below discloses accounts within each type of category listed below for which Scott Priebe was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0             0                $0
Northern Institutional Funds:                 0          $    0             0                $0
Other Registered Investment Companies:        1          $  183             0                $0
Other Pooled Investment Vehicles:             0          $    0             0                $0
Other Accounts:                             400          $1,025             0                $0

     LSV

     The table below discloses accounts within each type of category listed below for which Josef Lakonishok was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0         $     0             0              $    0
Northern Institutional Funds:                 0         $     0             0              $    0
Other Registered Investment Companies:        4         $ 2,600             0              $    0
Other Pooled Investment Vehicles:            21         $ 5,500             0              $    0
Other Accounts:                             472         $45,700            17              $1,700

     The table below discloses accounts within each type of category listed below for which Puneet Mansharamani was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0         $     0             0              $    0
Northern Institutional Funds:                 0         $     0             0              $    0
Other Registered Investment Companies:        4         $ 2,600             0              $    0
Other Pooled Investment Vehicles:            21         $ 5,500             0              $    0
Other Accounts:                             472         $45,700            17              $1,700

     The table below discloses accounts within each type of category listed below for which Menno Vermeulen was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0         $     0             0              $    0
Northern Institutional Funds:                 0         $     0             0              $    0
Other Registered Investment Companies:        4         $ 2,600             0              $    0
Other Pooled Investment Vehicles:            21         $ 5,500             0              $    0
Other Accounts:                             472         $45,700            17              $1,700

     The table below discloses accounts within each type of category listed below for which Robert Vishny was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0         $     0             0              $    0
Northern Institutional Funds:                 0         $     0             0              $    0
Other Registered Investment Companies:        4         $ 2,600             0              $    0
Other Pooled Investment Vehicles:            21         $ 5,500             0              $    0
Other Accounts:                             472         $45,700            17              $1,700

     TCW

     The table below discloses accounts within each type of category listed below for which Brendt Stallings was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0             0              $    0
Northern Institutional Funds:                 0          $    0             0              $    0
Other Registered Investment Companies:        4          $159.5             0              $    0
Other Pooled Investment Vehicles:             6          $132.6             2              $267.0
Other Accounts:                              18          $717.1             0              $    0

Multi-Manager Small Cap Fund

     GSAM

     The table below discloses accounts within each type of category listed below for which Melissa Brown was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0         $     0             0              $    0
Northern Institutional Funds:                 0         $     0             0              $    0
Other Registered Investment Companies:       56         $14,702             0              $    0
Other Pooled Investment Vehicles:            20         $11,615             0              $    0
Other Accounts:                             392         $27,925            17              $4,411

     Met West

     The table below discloses accounts within each type of category listed below for which Gary Lisenbee was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance     (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                              0           $    0             0                $0
Northern Institutional Funds:                0           $    0             0                $0
Other Registered Investment Companies:       0           $    0             0                $0
Other Pooled Investment Vehicles:            3           $163.9             0                $0
Other Accounts:                              7           $ 89.4             0                $0

     The table below discloses accounts within each type of category listed below for which Ellie Chizmarova was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                              0           $    0             0                $0
Northern Institutional Funds:                0           $    0             0                $0
Other Registered Investment Companies:       0           $    0             0                $0
Other Pooled Investment Vehicles:            3           $163.9             0                $0
Other Accounts:                              7           $ 89.4             0                $0

     The table below discloses accounts within each type of category listed below for which Jay Cunningham was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                              0           $    0             0                $0
Northern Institutional Funds:                0           $    0             0                $0
Other Registered Investment Companies:       0           $    0             0                $0
Other Pooled Investment Vehicles:            3           $163.9             0                $0
Other Accounts:                              7           $ 89.4             0                $0

     The table below discloses accounts within each type of category listed below for which Miguel E. Giaconi was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                              0           $    0             0                $0
Northern Institutional Funds:                0           $    0             0                $0
Other Registered Investment Companies:       0           $    0             0                $0
Other Pooled Investment Vehicles:            3           $163.9             0                $0
Other Accounts:                              7           $ 89.4             0                $0

     NorthPointe

     The table below discloses accounts within each type of category listed below for which Karl Knas was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0             0                $0
Northern Institutional Funds:                 0          $    0             0                $0
Other Registered Investment Companies:        3          $ 67.0             0                $0
Other Pooled Investment Vehicles:             0          $    0             0                $0
Other Accounts:                              24          $356.5             0                $0

     The table below discloses accounts within each type of category listed below for which Robert D. Glise was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0           $  0              0                $0
Northern Institutional Funds:                 0           $  0              0                $0
Other Registered Investment Companies:        2           $301              0                $0
Other Pooled Investment Vehicles:             0           $  0              0                $0
Other Accounts:                              13           $366              0                $0

     The table below discloses accounts within each type of category listed below for which Carl P. Wilk was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0             0                $0
Northern Institutional Funds:                 0          $    0             0                $0
Other Registered Investment Companies:        3          $  199             0                $0
Other Pooled Investment Vehicles:             0          $    0             0                $0
Other Accounts:                              22          $441.3             0                $0

     The table below discloses accounts within each type of category listed below for which Brad Halverson was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0             0                $0
Northern Institutional Funds:                 0          $    0             0                $0
Other Registered Investment Companies:        3          $  199             0                $0
Other Pooled Investment Vehicles:             0          $    0             0                $0
Other Accounts:                              22          $441.3             0                $0

     The table below discloses accounts within each type of category listed below for which Sherwin Prior was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0             0                $0
Northern Institutional Funds:                 0          $    0             0                $0
Other Registered Investment Companies:        3          $  199             0                $0
Other Pooled Investment Vehicles:             0          $    0             0                $0
Other Accounts:                              22          $441.3             0                $0

     William Blair

     The table below discloses accounts within each type of category listed below for which Mark Fuller was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)     Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0             0                $0
Northern Institutional Funds:                 0          $    0             0                $0
Other Registered Investment Companies:        1          $  8.7             0                $0
Other Pooled Investment Vehicles:             0          $    0             0                $0
Other Accounts:                             510          $869.0             0                $0

     The table below discloses accounts within each type of category listed below for which Greg Pusinelli was jointly and primarily responsible for day-to-day portfolio management.

                                                                        Number of
                                                                        Accounts      Total Assets in
                                           Total                       Managed in      which Advisory
                                         Number of                   which Advisory     Fee Based on
                                          Accounts    Total Assets    Fee Based on      Performance
           Type of Accounts               Managed    (in Millions)    Performance      (in Millions)
           ----------------              ---------   -------------   --------------   ---------------
Northern Funds:                               0          $    0               0              $0
Northern Institutional Funds:                 0          $    0               0              $0
Other Registered Investment Companies:        1          $  8.7               0              $0
Other Pooled Investment Vehicles:             0          $    0               0              $0
Other Accounts:                             482          $931.2               0              $0

MATERIAL CONFLICTS OF INTEREST

Multi-Manager International Equity Fund

     Altrinsic

     Altrinsic portfolio managers manage other accounts in addition to the Multi-Manager International Equity Fund. Therefore, conflicts of interest may arise in connection with the portfolio manager's management of the Fund's investments and the investments of other accounts. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. Altrinsic has adopted trade allocation and aggregation policies and procedures to address these conflicts.

     Generally, the investment decisions for the Fund are reached independently from those for other accounts managed by Altrinsic. However, some of Altrinsic's other accounts may make investments in the same type of instruments or securities as the Fund at the same time as the Fund. Altrinsic's personnel may benefit personally or the firm may benefit as a whole from good investment performance by other accounts than by equivalent performance of the Multi-Manager International Equity Fund. In those instances where the Multi-Manager International Equity Fund and another client of Altrinsic's trade in the same type of instrument or security at the same time, Altrinsic has established allocation procedures to allocate such trades among its various client and the Multi-Manager International Equity Fund fairly and equitably. In some cases, Altrinsic's allocation and aggregation procedures may operate to disadvantage because of the size or price of a position obtainable for the Fund.

     In purchasing and selling portfolio securities, Altrinsic seeks to obtain best execution on behalf of the Fund. To fulfill this obligation, Altrinsic considers seeks the most favorable overall terms, taking into consideration the commission rate, brokers' method of execution and the value of research services provided by the broker. Altrinsic may engage broker dealers on behalf of the Fund to provide research services to Altrinsic at a commission rate that is higher than the lowest commission rate available. However, Altrinsic will only do so it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided.

     Nicholas-Applegate

     Nicholas-Applegate manages its accounts utilizing a team approach. Each account is assigned a primary portfolio manager(s) and one or more additional portfolio managers as backup. Each portfolio manager has the responsibility for continuously reviewing accounts and implementing decisions. Like other investment professionals with multiple clients, a portfolio manager for the Multi-Manager International Equity Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Nicholas-Applegate believes are faced by investment professionals at most major financial firms. Nicholas-Applegate has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

     - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

     - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

     - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     A potential conflict of interest may arise when the Multi-Manager International Equity Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts Nicholas-Applegate's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold--for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one Nicholas-Applegate account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Nicholas-Applegate has adopted compliance procedures that provide that any transactions between the Multi-Manager International Equity Fund and another Nicholas-Applegate-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise with respect to the different investment objectives and strategies of the Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Fund. In addition, investment decisions are the product of many factors to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     The Fund's portfolio managers who are responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio managers may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if they were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where the Multi-Manager International Equity Fund and/or accounts overseen by a particular portfolio manager have different investment strategies.

     The Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Multi-Manager International Equity Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Fund and accounts that he or she manages.

     The Fund's portfolio managers may also face other potential conflicts of interest in managing the Multi-Manager International Equity Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, the Fund's portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Nicholas-Applegate's investment personnel, including the Fund's portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to the Codes of Ethics adopted by Nicholas-Applegate, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of clients.

     Oechsle

     Oechsle portfolio managers manage other accounts in addition to the Multi-Manager International Equity Fund. Therefore, conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments on the one hand and the investments of such other accounts on the other hand. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. However, Oechsle has adopted trade allocation and aggregation procedures as well as soft dollar policies designed to address conflicts that may arise in management of the Fund and its other accounts.

     Investment decisions for the Multi-Manager International Equity Fund are generally made independently from those of Oechsle's other managed accounts and may differ from or conflict with advice given or investment decisions made for the Fund. However, some of Oechsle's other accounts may make investments in the same securities or type of instruments as the Multi-Manager International Equity Fund. These accounts can include private investment funds and other mutual funds operated by Oechsle that compete directly with the Multi-Manager International Equity Fund. If the Multi-Manager International Equity Fund and another Oechsle client trade in the same security or type of instrument at the same time, Oechsle has established trade aggregation and allocation procedures to aggregate and allocate such trades among the clients and the Multi-Manager International Equity Fund in a fair manner. In addition, under the procedures generally all of Oechsle clients, including the Multi-Manager International Equity Fund, will receive the average executed price for the day with respect to such securities or instruments. In some cases, these procedures may operate to disadvantage the Fund.

     Oechsle may engage broker dealers on behalf of the Multi-Manager International Equity Fund to provide research services to the Sub-Adviser at a commission rate that is higher than another broker may have charged. However, Oechsle will only do so if it has determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or Oechsle's other advisory accounts over which it has investment discretion. Research products and services received by Oechsle or its affiliates from brokers in connection with brokerage services provided to the Fund and other accounts or funds managed by Oechsle may disproportionately benefit other such funds and accounts based on the relative amounts of brokerage services provided to the Multi-Manager International Equity Fund and such other Oechsle clients. In addition, Oechsle seeks to provide best execution with respect to all securities transactions.

     Tradewinds

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

     - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

     - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

     - Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities. Currently there are no international value accounts with performance-based fees.

     Tradewinds has adopted certain compliance procedures that are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Multi-Manager Mid Cap Fund

     Geneva

     Geneva portfolio managers manage other accounts in addition to the Multi-Manager Mid Cap Fund. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. Therefore, conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments on the one hand and the investments of such other accounts on the other hand. However, Geneva has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades.

     Generally, the investment decisions for the Fund are reached independently from those for other accounts managed by Geneva. Therefore, Geneva's investment decisions on behalf of the Multi-Manager Mid Cap Fund may differ from and/or conflict with advice given to its other clients. However, some other accounts may make investments in the same type of instruments or securities as the Fund at the same time as the Fund. These other accounts may have investment strategies similar to the Multi-Manager Mid Cap Fund. In addition, Geneva's personnel may stand to benefit more personally from good investment performance by these other accounts than by equivalent performance of the Multi-Manager Mid Cap Fund. In those instances where the Multi-Manager Mid Cap Fund and another client of Geneva's trade in the same type of instrument at the same time, Geneva has established trading models, aggregation and allocation procedures to allocate such trades equitably among its various clients and the Multi-Manager Mid Cap Fund. In some cases, this procedure may affect adversely the size or price of the position obtainable for the Multi-Manager Mid Cap Fund.

     In purchasing and selling portfolio securities for the Fund, Geneva seeks to obtain best execution on behalf of its clients. Geneva has adopted procedures to monitor its best execution responsibilities. Geneva may engage broker dealers on behalf of the Fund who provide research services to the Sub-Adviser at a commission rate that is higher than another broker might have charged. However, Geneva will only do so if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in


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terms of either the particular transaction or the Sub-Adviser's other advisory accounts. Research services provided to Geneva from brokers in connection with the Fund's brokerage transactions and Geneva's other accounts may disproportionately benefit Geneva's other clients based on the relative amounts of brokerage services provided to the Fund and such other clients.

     LSV

     LSV portfolio managers manage other accounts in addition to the Multi-Manager Mid Cap Fund. Therefore conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments and the investments of LSV's other clients. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. However, LSV has adopted trade allocation and aggregation procedures as well as soft dollar policies designed to address conflicts that may arise in the management of the Multi-Manager Mid Cap Fund and its other accounts.

     LSV will make investment decisions for the Multi-Manager Mid Cap Fund generally independently from investment decisions for LSV's other clients and such decisions may differ from or conflict with advice given or investment decisions made for the Fund. However, some of LSV's other clients may make investments in the same securities or instruments at the same time as the Fund. LSV has established trade allocation and aggregation procedures to ensure that the Fund and LSV's other clients are treated fairly with respect to such allocation and aggregation decisions. However, these procedures may operate to disadvantage the Fund on some occasions.

     TCW

     TCW portfolio managers manage other accounts in addition to the Multi-Manager Mid Cap Fund. Therefore, conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments on the one hand and the investments of its other clients on the other hand. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. However, TCW has adopted trade allocation and aggregation procedures as well as soft dollar policies designed to address conflicts that may arise in management of the Fund and its other accounts.

     TCW has established trade allocation and aggregation procedures to allocate trades among the Fund and other TCW clients, in the event that the Fund and other TCW clients trade in the same security or other instrument at the same time. If such a situation occurs, TCW has designed these procedures to ensure that both the Fund and TCW's other clients are treated fairly and equitably.

     TCW may engage broker dealers on behalf of the Fund to provide research services for TCW for rates that may exceed those that other broker dealers may charge. TCW will only do so after making a determination that the rates charged are reasonable considering the value of the brokerage and research services provided, either with respect to the particular transaction or TCW's other accounts over which it has investment discretion. TCW's other clients may disproportionately benefit from research services received by TCW from brokers and dealers in connection with the Fund's brokerage services and other accounts managed by TCW, based on the relative amounts of brokerage services provided to the Fund and such other clients.

     TCW may effect securities transactions on behalf of the Fund with its affiliated broker dealer. In such a case, the affiliated broker dealer would earn commissions on the Fund's trades. If TCW uses an affiliated broker dealer for the Fund's securities transactions, however, it will do so pursuant to the Trust's Rule 17e-1 Procedures.

Multi-Manager Small Cap Fund

     GSAM

     GSAM portfolio managers are often responsible for managing the Multi-Manager Small Cap Fund as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle that may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The


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side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

     Met West

     Met West portfolio managers manage other accounts in addition to the Multi-Manager Small Cap Fund. Therefore, conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments on the one hand and the investments of such other accounts on the other hand. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. However, Met West has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades.

     Generally, the investment decisions for the Fund are reached independently from those for other accounts managed by Met West. Therefore, Met West's investment decisions on behalf of the Multi-Manager Small Cap Fund may differ from and/or conflict with advice given to its other clients. However, some other accounts may make investments in the same type of instruments or securities as the Fund at the same time as the Fund. These other accounts may have investment strategies similar to the Multi-Manager Small Cap Fund. In those instances where the Multi-Manager Small Cap Fund and another client of Met West's trade in the same type of instrument at the same time, Met West has established allocation procedures to allocate such trades equitably among its various clients and the Multi-Manager Small Cap Fund. In some cases, this procedure may affect adversely the size or price of the position obtainable for the Multi-Manager Small Cap Fund.

     In purchasing and selling portfolio securities for the Fund, Met West seeks to obtain best execution on behalf of its clients. Met West has adopted procedures to monitor its best execution responsibilities. Met West may engage broker dealers on behalf of the Fund to provide research services to the Sub-Adviser at a commission rate that is higher than another broker might have charged. However, Met West will only do so if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Sub-Adviser's other advisory accounts. Research services provided to Met West from brokers in connection with the Fund's brokerage transactions and Met West's other accounts may disproportionately benefit Met West's other clients based on the relative amounts of brokerage services provided to the Fund and such other clients.

     NorthPointe

     It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Fund on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. NorthPointe has procedures that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that these procedures will detect each and every situation in which a conflict arises.

     William Blair

     William Blair portfolio managers manage other accounts in addition to the Multi-Manager Small Cap Fund. Therefore, conflicts of interest may arise in connection with the portfolio managers' management of the Fund's


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investments on the one hand and the investments of such other accounts on the other hand. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. However, William Blair has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades.

     Generally, the investment decisions for the Multi-Manager Small Cap Fund are reached independently from those for other accounts managed by William Blair. However, some other accounts may make investments in the same type of instruments or securities as the Fund at the same time as the Fund. Such other accounts may include private investment funds and mutual funds operated by William Blair that compete directly with the Multi-Manager Small Cap Fund - particularly those sold in private placements or initial public offerings ("IPOs"); William Blair and its personnel may stand to benefit more personally from good investment performance by these private investment funds or mutual funds than by equivalent performance of the Multi-Manager Small Cap Fund. In those instances where the Multi-Manager Small Cap Fund and another client of William Blair's trade in the same type of instrument at the same time, William Blair has established allocation procedures to allocate such trades among its various clients and the Multi-Manager Small Cap Fund equitably. In some cases, this procedure may affect the size or price of the position obtainable for the Multi-Manager Small Cap Fund.

     The Multi-Manager Small Cap Fund may also purchase securities from other members of an underwriting syndicate of which William Blair or an affiliated broker-dealer is a participant. However, the Fund will only do so pursuant to procedures adopted by the Multi-Manager Series Board of Trustees.

     In addition, in purchasing and selling portfolio securities for the Fund, William Blair seeks to obtain the most favorable overall terms, taking into account the net price, method of execution and research services provided by the broker. William Blair may engage broker dealers on behalf of the Fund to provide research services to the Sub-Adviser at a commission rate that is higher than another broker might have charged. However, William Blair will only do so if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or William Blair's other advisory accounts over which it has investment discretion. William Blair determines overall reasonableness of brokerage commissions (and of premiums and discounts on principal transactions which do not involve commissions) by review of comparable trades for William Blair's other accounts and the market generally. Research services provided to William Blair from brokers in connection with the Fund's brokerage transactions and William Blair's other accounts may disproportionately benefit William Blair's other clients based on the relative amounts of brokerage services provided to the Fund and such other clients.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Investment Advisers

     As of March 24, 2006, the compensation for the Investment Advisers' portfolio managers of the Funds is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager's investment performance and contribution to his or her equity product team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. In addition, the portfolio manager's annual incentive award is based partly on the investment performance of the Funds. Performance is measured against the Funds' benchmarks and Lipper peer groups for the prior one-year and three-year periods. The annual incentive award is not based on the amount of assets held in the Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Sub-Advisers

     Multi-Manager International Equity Fund

     Altrinsic


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     Altrinsic is a 100% employee-owned firm. Altrinsic manages all portfolios on a team basis and all the portfolio managers are equity partners. The value of the equity and the associated cash flows are solely determined by the team's long-term investment performance and client satisfaction. All portfolio managers receive a guaranteed fixed payment monthly, a bonus at the end of the fiscal year, allocated capital based on the firm's profitability and participation in Altrinsic's profit sharing plan. John Hock, the Chief Investment Officer determines the compensation for the portfolio managers.

     All portfolio managers receive a percentage of the net profits, which is allocated to their capital account. Altrinsic maintains a discretionary Profit Sharing Plan in which all employees are eligible to participate after six months of employment.

     Altrinsic's portfolio managers' bonus compensation is determined primarily on the basis of a qualitative determination of their value added in terms of their stock specific research and the overall long-term performance of client accounts versus the respective benchmarks for each account. Consideration is given to each account's objectives, policies, strategies, limitations, and the market environment during the measurement period. Additional factors include the portfolio managers' contributions to the investment management functions within Altrinsic, contributions to the development of other investment professionals and supporting staff, and overall contribution marketing, client service, and strategic planning for the organization. There are no material differences between how Altrinsic portfolio managers are compensated for the Fund and for other managed accounts.

     Nicholas-Applegate

     Nicholas-Applegate's compensation policy includes a fixed salary component and features both short-term and long-term components. The firm offers a competitive base salary and bonuses, profit-sharing and retirement plans. Investment professionals' annual compensation is directly affected by the performance of their portfolios, their performance as individuals and the success of the firm. Typically, a portfolio manager's compensation is 30% base salary and 70% bonus. An analyst's compensation is typically 35% base salary and 65% bonus. Investment professionals are awarded bonuses based primarily on product performance, although a 360-degree qualitative review is also considered. There are no material differences between how the portfolio managers are compensated for the Fund and other accounts. Approximately 75% of an investment professional's performance bonus is based on one- and three-year annualized performance of client accounts, with greater weight placed on three-year performance. Relative performance to the benchmark is approximately half of the calculation and the product's peer ranking in institutional consultant universes determines the other half. For the International All Cap Growth Strategy, Nicholas-Applegate uses the MSCI EAFE(R) Growth Index as the benchmark against which portfolio manager incentive compensation is determined. The remaining 25% of the performance bonus is based on a qualitative review and firm profitability. In the qualitative review, team members are evaluated based on the consistency of their implementation of the investment process. Lead portfolio managers evaluate the members of their teams. The Chief Investment Officer evaluates the lead portfolio managers.

     Investment teams have a profit-sharing plan, which represents approximately 25% of the total bonus. Each team receives a pool which is based on the pre-tax profit of its product. All team members are eligible. Allocations are decided between the Chief Investment Officer and lead portfolio managers of the teams. The share of pre-tax profit increases with increasing profitability. This structure, together with the bonus based on investment performance, is intended to align the team with client interests.

     A long-term cash bonus plan was established to provide long-term incentives and rewards to certain key staff and executives of Nicholas-Applegate and the other Allianz Global Investors companies to promote their long-term growth and profitability. The plan provides awards that are valued based on the operating earnings growth of the worldwide Allianz Global Investors group of companies, as well as the target achievement of Nicholas-Applegate's average operating earnings on a three-year basis. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to the company's success.


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     Nicholas-Applegate is currently in the process of developing an employee ownership plan whereby equity ownership in Nicholas-Applegate will be extended to select employees of the firm. It is anticipated that this plan will be implemented by the end of 2006.

     Oechsle


     All investment professionals receive two forms of compensation: salary and bonus. In addition, those who are also principals of the firm receive equity distributions. Although percentages vary by investment professional and other factors that affect compensation, salary generally represents less than 50%, with bonus/equity distributions accounting for the remainder. The firm regards the bonus component of compensation as an especially important means of rewarding and incentivizing performance. There are no material differences between how the portfolio managers are compensated for the Fund and other accounts. Bonuses are variable and reflect an individual's contribution measured by: (1) pre-tax portfolio performance (over a one-year period) versus the applicable benchmark for the account (Oechsle uses the MSCI ACWI(R) Ex-U.S. Index as the benchmark against which portfolio manager incentive compensation is determined for the Multi-Manager International Equity Fund); (2) the success of individual stock ideas; (3) general contribution from participation in the investment process; (4) the value of country analysis and perspective in the analyst's assigned region; and (5) value derived from the coordination and exploitation in investment ideas from other regions. The firm measures the success of investment ideas over trailing periods.


     Tradewinds

     Tradewinds' portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm's executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager's performance is formally evaluated annually and based on a variety of factors. There are no material differences between how the portfolio managers are compensated for the Fund and other accounts. Bonus compensation is primarily a function of the firm's overall annual profitability and the individual portfolio manager's contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy's general benchmark for one-, three- and five-year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic. Tradewinds uses the MSCI EAFE(R) Index as the benchmark against which portfolio manager incentive compensation is determined for the Multi-Manager International Equity Fund.

     The total compensation package includes the availability of an equity-like incentive for purchase (whose value is determined by various factors including the increase in profitability of Tradewinds over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. Tradewinds is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the Tradewinds executive committee.

     Multi-Manager Mid Cap Fund

     Geneva

     Geneva's total compensation to its investment professionals may include a fixed salary plus a bonus based on the profitability of the company. Profitability is determined by calculating total revenue less operating expenses. Salary is based on experience in the industry and contribution to the success of the investment process. A 401K retirement plan is also offered. Geneva believes that its compensation plan encourages the investment professionals to focus on the long term. There are no material differences between the investment professional compensation plan for the Fund and the compensation plans for other managed accounts.

     Investment professional compensation consists of salary plus a fixed share in profits determined by ownership position. Salary is based on experience in the industry and contribution to the success of the investment


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process. Geneva bases portfolio management compensation on performance versus the appropriate benchmark established for an account. The majority of Geneva's assets are measured against the Russell Midcap(R) Growth Index in determining portfolio management compensation.

     LSV

     Portfolio managers receive a fixed salary and discretionary bonus, which is a function of overall firm profitability. In addition, each portfolio manager is a partner and receives a portion of LSV's net income. Each of the portfolio managers is a partner and thereby receives a portion of the overall profit of the firm as part of his or her ownership interest. The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group. Portfolio manager compensation is not based on account performance. There are no material differences between the portfolio manager compensation plan for the Fund and the compensation plans for other accounts managed by LSV.

     TCW

     Portfolio managers are compensated through a combination of base salary, profit sharing based compensation and equity incentive participation in TCW's immediate parent, The TCW Group, Inc. and/or ultimate parent, Societe Generale. Profit sharing and equity incentives generally represent most of the portfolio managers' compensation.

     Profit sharing based compensation is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. While it may be determined on a gross basis, without the deduction of expenses, in most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate the portfolio managers for management of the Fund is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for TCW and its affiliates, with limited exceptions involving grandfathered accounts, firm capital of TCW or accounts sourced through a distinct distribution channel. In general, portfolio managers do not receive discretionary bonuses.

     In many cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite, net of fees and expenses, to that of a benchmark. The benchmark varies from strategy to strategy but, within a given strategy, it applies to all accounts, including the Fund. The measurement of performance can be based on single year or multiple year metrics, or a combination thereof. TCW uses the Russell Midcap(R) Growth Index as the benchmark against which portfolio manager incentive compensation is determined for the Multi-Manager Mid Cap Fund.

     Certain accounts of TCW have a performance fee in addition to or in lieu of a flat asset-based fee. These performance fees can be (a) asset-based fees, the percentage of which is tied to the performance of the account relative to a benchmark or (b) a percentage of the net gains of the account over a threshold gain tied to a benchmark. For these accounts, the portfolio managers' profit sharing compensation will apply to such performance fees. The profit sharing percentage in the case of performance fees is generally the same as it is for the profit sharing compensation applicable to the Fund; however, in the case of certain alternative investment products managed by a portfolio manager, the profit sharing percentage may be higher.

     All portfolio managers participate in equity incentives providing benefits for performance of TCW and its affiliates, through stock ownership or participation and is in stock option or stock appreciation plans of TCW and/or Societe Generale. The TCW 2001 and 2005 stock option plans provide eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW's annual financial performance as a whole. TCW portfolio managers also participate in Societe Generale's stock option plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met. Some portfolio managers are stockholders of TCW and/or Societe Generale, as well.

     Certain portfolio managers also participate in compensation plans that are allocated a portion of management fees, incentive fees or performance fees payable to TCW in its products, including those not managed


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by the portfolio managers. Portfolio managers may also participate in deferred compensation programs, the value of which is tied to their tenure at TCW and is payable upon the reaching of certain time-based milestones.

     Multi-Manager Small Cap Fund

     GSAM

     GSAM provides generous compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional's individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.

     Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual's compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

     The portfolio management team's performance measures are aligned with GSAM's goals to: (1) exceed the applicable benchmark (GSAM uses the Russell 2000 Index as the benchmark against which portfolio manager incentive compensation is determined for the Multi-Manager Small Cap Fund) over the one-year and three-year periods; (2) manage portfolios within a defined range around a targeted tracking error; (3) perform consistently with objectives and client commitments; (4) achieve top tier rankings and ratings; and (5) manage all similarly mandated accounts in a consistent manner.

     Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) overall portfolio performance and consistency of performance over time; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.

     In addition, detailed portfolio attribution is critical to the measurement process.

     Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation. The calculation of portfolio manager compensation is done is the aggregate and not on a fund-by fund basis.

     Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

     Met West

     Met West's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, generous benefits and, in some cases, ownership. Benefits include a comprehensive insurance benefits program (medical, vision and dental) and 401(k) plan. A material portion of each professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. MetWest uses the Russell 2000(R) Value Index as the benchmark against which portfolio manager incentive compensation is determined for the Multi-Manager Small Cap Fund. Bonuses may range from 20% to over 100% of salary and are measured over one-year periods.


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     Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance. In keeping with our long-term perspective, the investment team devotes the majority of its time and resources to the on-going research and review of existing portfolio holdings, which attempts to lower both turnover and volatility in order to strengthen performance and make it more consistent over the long term. Met West's compensation system is not determined on an account-specific basis. Analysts and analysts/portfolio managers are compensated based on overall client satisfaction and strategy performance.

     Gary W. Lisenbee, President of MetWest Capital and the portfolio manager who will manage the Fund's account, is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

     NorthPointe

     NorthPointe uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of mutual funds, other managed pooled vehicles and managed separate accounts over which they have responsibility, versus appropriate peer groups and benchmarks. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.

     Each portfolio manager is paid a fixed salary that NorthPointe believes is industry competitive in light of the portfolio manager's experience and responsibility. In addition, each portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of NorthPointe. The investment performance of each portfolio strategy is measured against the established index or benchmark as well as their peer group. The formula considers the one- and three-year investment returns in determining the bonus payment with a higher emphasis on the near term results. More than 75% of the total bonus is based on investment performance. NorthPointe uses the Russell 2500(TM) Growth Index as the benchmark against which portfolio manager incentive compensation is determined for the Multi-Manager Small Cap Fund. There are no material differences between portfolio manager compensation for the Fund and for other managed accounts.

     The remaining component of the bonus calculation is based on the financial progress of the firm. Asset growth, profitability, and other financial metrics are used to generate a separate bonus pool that is allocated to senior members of the firm. Several senior portfolio managers are also equity owners which entitles them to a share of the firm's profits.

     William Blair

     The compensation of William Blair's portfolio managers is based on the firm's mission: "to achieve success for its clients." The portfolio managers who are principals of William Blair have compensation consisting of a base salary, a share of the firm's profits, and a discretionary bonus. Each principal's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. Non-principal portfolio managers' compensation is based upon the same factors, with the exception of their ownership interest in the firm.

     All personnel are provided competitive compensation and benefits packages. Based on tenure and merit, many employees will have an opportunity to benefit from equity ownership in the firm as well. Each portfolio manager/analyst is measured by his or her contribution to the overall research effort of the department and the team. Each team portfolio manager is measured by the securities they select for a portfolio and its overall performance. William Blair uses the Russell 2000(R) Growth Index as the benchmark against which portfolio manager incentive compensation is determined for the Multi-Manager Small Cap Fund. There are no material differences between how the portfolio managers are compensated for the Fund and other accounts.


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DISCLOSURE OF SECURITIES OWNERSHIP


     As of June 21, 2006, no shares of the Funds were outstanding and the Funds' portfolio managers did not beneficially own any shares of the Funds.


PROXY VOTING

     The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to Northern Trust in its capacity as one of its Investment Advisers. Northern Trust has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which Northern Trust has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds. The Sub-Advisers are not responsible for proxy voting.

     Normally, Northern Trust exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to classify the board of directors, to eliminate cumulative voting, to limit management's ability to alter the size of the board, to require shareholder ratification of poison pills, to require a supermajority shareholder vote for charter or by-law amendments and mergers or other significant business combinations, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares, to create or abolish preemptive rights, to approve executive and director compensation plans, to limit executive and director pay, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, assets sales or liquidations.

     A Proxy Committee comprised of senior Northern Trust investment and compliance officers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In addition, Northern Trust has retained an independent third party (the "Service Firm") to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines. The Proxy Committee may apply these Proxy Guidelines with a measure of flexibility. Accordingly, except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interests of a Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances also may justify casting different votes for different clients with respect to the same proxy vote.

     Northern Trust occasionally may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, Northern Trust may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, Northern Trust also may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Northern Trust also may be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which Northern Trust has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. Northern Trust seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility of determining whether a proxy vote involves a potential conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including the following: voting in accordance with the vote recommendation of the Service Firm; voting in accordance with the


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

recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees of the Multi-Manager Series; or by voting pursuant to a "mirror voting" arrangement under which shares are voted in the same manner and proportion as shares over which Northern Trust does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

     Northern Trust may choose not to vote proxies in certain situations or for the Funds. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

     A description of Northern Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling 800/595-9111.

     Information regarding how the Funds voted proxies, if any, relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by contacting Northern Trust or by visiting the Funds' website at northernfunds.com or the SEC's Web site at sec.gov.

CO-ADMINISTRATORS AND DISTRIBUTOR


     NTI and PFPC (the Co-Administrators"), 99 High Street, Boston, Massachusetts 02110, act as co-administrators for the Funds under a Co-Administration Agreement with the Trust. Subject to the general supervision of the Multi-Manager Series Board of Trustees, the Co-Administrators provide supervision of all aspects of the Funds' non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (i) maintaining office facilities and furnishing corporate officers for the Funds; (ii) furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (iii) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Funds' bills, preparing monthly reconciliation of the Funds' expense records, updating projections of annual expenses, preparing materials for review by the Multi-Manager Series Board of Trustees and compliance testing; (iv) preparing and submitting reports to the Funds' shareholders and the SEC; (v) preparing and printing financial statements; (vi) preparing monthly Fund profile reports; (vii) preparing and filing the Funds' federal and state tax returns (other than those required to be filed by the Funds' Custodian and Transfer Agent) and providing shareholder tax information to the Funds' Transfer Agent;
(viii) assisting in marketing strategy and product development; (ix) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Funds' service providers; (x) effecting and maintaining, as the case may be, the registration of shares of the Funds for sale under the securities laws of various jurisdictions; (xi) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (xii) monitoring the Funds' arrangements with respect to services provided by Service Organizations to their customers who are the beneficial owners of shares.


     Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of each Fund. The Co-Administrators also are entitled to additional fees for special legal services.

     In addition to the advisory fees payable by the Funds to the Co-Administrators and/or their affiliates, each Fund that invests uninvested cash in one or more of the affiliated money market funds will bear indirectly a proportionate share of that money market fund's operating expenses, which include advisory, administration, transfer agency and custodial fees payable by the money market fund to the Co-Administrators and/or their affiliates. See "Investment Objectives and Policies - Investment Companies" for a discussion of the fees payable to the Co-Administrators and/or their affiliates by the money market funds in which the Funds are invested.

     Unless sooner terminated, the Co-Administration Agreement will continue in effect until March 31, 2007, and thereafter for successive one-year terms with respect to each Fund, provided that the Agreement is approved annually (i) by the Multi-Manager Series Board of Trustees or (ii) by the vote of a majority of the outstanding shares of such Fund (as defined below under "Description of Shares"), provided that in either event the continuance also is approved by a majority of the Multi-Manager Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time without penalty by the Funds on at least 60 days' written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time after without penalty on at least 60 days' written notice to the Funds and the other Co-Administrator. The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that the Trust will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality.



     The Trust, on behalf of the Multi-Manager Series, also has entered into a Distribution Agreement under which Northern Funds Distributors, LLC ("NFD"), with principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, as agent, sells shares of each Fund on a continuous basis. NFD pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. NFD is a wholly-owned subsidiary of PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors, based in King of Prussia, Pennsylvania, is a wholly-owned subsidiary of PFPC, a Co-Administrator for the Trust. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD's breach of confidentiality.


     Under a Service Mark License Agreement (the "License Agreement") with NFD, Northern Trust Corporation agrees that the name "Northern Funds" may be used in connection with the Trust's business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Funds" to any other person. The License Agreement provides that at such time as the Agreement is no longer in effect, NFD will cease using the name "Northern Funds."

SERVICE ORGANIZATIONS


     As stated in the Funds' Prospectus, the Funds may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Service Organizations up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include: (i) processing dividend and distribution payments from the Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.


     The Funds' arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Multi-Manager Series Board of Trustees, and which are substantially similar except that the Distribution and Service plan contemplates the provision of distribution services. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Multi-Manager Series Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Funds' arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Funds' arrangements with Service Organizations must be approved annually by a majority of the Multi-Manager Trustees, including a majority of the Multi-Manager Trustees who are not "interested persons" of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

     The Multi-Manager Series Board of Trustees believes that there is a reasonable likelihood that its arrangements with Service Organizations will benefit each Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Multi-Manager Series Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to the Fund must be approved by the holders of a majority of the outstanding shares of the Fund. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Multi-Manager Series Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.


     Deloitte & Touche LLP, an independent registered public accounting firm, 111 South Wacker Drive, Chicago, Illinois 60606-4301, has been appointed to serve as independent auditors of the Trust. In addition to audit services, Deloitte & Touche LLP reviews the Trust's federal and state tax returns.


IN-KIND PURCHASES AND REDEMPTIONS

     Payment for shares of a Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


     Although each Fund generally will redeem shares in cash, each Fund reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from such Fund. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's NAV per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.



REDEMPTION FEES AND REQUIREMENTS


     Shares of the Funds are sold and generally redeemed without any purchase or redemption charge imposed by the Trust. However, as described in the Prospectus, there will be a 2% redemption fee (including redemption by exchange) on shares of the Multi-Manager International Equity Fund exchanged within 30 days of purchase.

AUTOMATIC INVESTING PLAN

     The Automatic Investing Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging usually should be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their


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

purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

DIRECTED REINVESTMENTS

     In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Funds from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

REDEMPTIONS AND EXCHANGES


     Exchange requests received on a Business Day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in a Fund from which the shareholder is withdrawing an investment will be redeemed based on the NAV per share next determined on the date of receipt. Shares of the new Funds into which the shareholder is investing also normally will be purchased based on the NAV per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Funds involved in the request are priced and will be processed on the next Business Day in the manner described above.



     The Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds' Prospectus from time to time. The Trust reserves the right on 30 days' written notice, to redeem the shares held in any account if at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund's NAV. The Trust also may involuntarily redeem shares held by any shareholder who provides incorrect or incomplete account information or when such redemptions are necessary to avoid adverse consequences to the Funds and their shareholders or the Transfer Agent.


RETIREMENT PLANS

     Shares of the Funds may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

EXPENSES

     Except as set forth above and in this Additional Statement, each Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to the Investment Advisers, Sub-Advisers, Co-Administrators, Transfer Agent and Custodian; brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws; expenses of the organization of the Trust; taxes; interest; costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law; legal, tax and auditing fees and expenses; expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and distributing of the same to the Funds' shareholders and regulatory authorities; compensation and expenses of its Trustees; payments to Service Organizations; fees of


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

industry organizations such as the Investment Company Institute; and miscellaneous and extraordinary expenses incurred by the Trust.


     NTI as one of the Funds' Investment Advisers intends to voluntarily reimburse a portion of the Funds' expenses and/or reimburse all or portions of its advisory fees from the Funds during the current fiscal year. The result of these voluntary reimbursements, which may be modified or terminated at any time at its option, will be to increase the performance of the Funds during the periods for which the reimbursements are made.


                             PERFORMANCE INFORMATION

     You may call 800/595-9111 to obtain performance information or visit northernfunds.com.

     The Funds calculate their total returns for each class of shares separately on an "annual total return" basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the class over the measuring period. Total returns for each class of shares also may be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund with respect to a class during the period are reinvested in the shares of that class. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a class for any one year in the period might have been more or less than the average for the entire period. The Funds also may advertise from time to time the total return of one or more classes of shares on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

     Each Fund calculates its "average annual total return" for a class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                P (1+T)(n) = ERV

     Where: P       = hypothetical initial payment of $1,000;
            T       = average annual total return;
            n       = period covered by the computation, expressed in terms of years; and
            ERV     = ending redeemable value at the end of the 1-, 5- or 10-
                      year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) period at the end of the 1-, 5- or 10-year periods (or fractional portion).


     Average annual total return (before taxes) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at NAV on the reinvestment dates during the period.


     Each Fund may compute an "average annual total return-after taxes on distributions" for a class of shares by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending redeemable value after taxes on distributions but not after taxes on redemption according to the following formula:

                               P (1+T)(n) = ATV(D)

     Where: P       = a hypothetical initial payment of $1,000
            T       = average annual total return (after taxes on distributions)
            n       = number of years
            ATV(D)  = ending value of a hypothetical $1,000
                      payment made at the beginning of the
                      1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion), after taxes on distributions but not after taxes on redemption.


     Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, also is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).


     Each Fund may compute an "average annual total return-after taxes on distributions and redemption" for a class of shares by determining the average annual compounded rate of return after taxes on distributions and redemption during specified periods that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemption according to the following formula:

                              P (1+T)(n) = ATV(DR)

     Where: P       = a hypothetical initial payment of $1,000
            T       = average annual total return (after taxes on distributions and redemption)
            n       = number of years
            ATV(DR) = ending value of a hypothetical $1,000
                      payment made at the beginning of the
                      1-, 5- or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on distributions and redemption.


     Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from the redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

     Each Fund may compute an "aggregate total return" for a class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                T = [(ERV/P)] - 1

     Where: P       = hypothetical initial payment of $1,000;
            T       = average annual total return; and
            ERV     = ending redeemable value at the end of the 1-, 5- or
                      10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10- year (or other) period at the end of the 1-, 5- or 10-year periods (or fractional portion).

GENERAL INFORMATION


     Each Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.


     The performance of the Funds may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper, Inc. or to the S&P 500 Index, the Consumer Price Index, the Dow Jones Industrial Average, the MSCI ACWI Ex-U.S. Index, the Russell Midcap Index, or the Russell 2000 Index. Performance data as reported in national financial publications such as Money, Forbes, Barron's, the Wall Street Journal and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of the Funds. From time to time, the Funds also may quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons also may include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds also may compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

     The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used


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to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Advisers and Sub-Advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds also may include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. Also, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Materials may include lists of representative clients of Northern Trust. Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials also may include discussions of other funds, investment products, and services.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

     The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

     Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

                                 NET ASSET VALUE

     Securities are valued at fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities that are not reported in the NASDAQ National Market System also generally are valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers generally are based upon market quotations which,


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


depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at NAV. Spot and forward currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the Investment Advisers have determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the Investment Advisers under the supervision of the Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuation in general market indicators, government actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.



     The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. Eastern Standard Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than the Fund's official closing NAV. For instance, if a pricing error is discovered that impacts the Fund's NAV, the corrected NAV would be the "official closing NAV" and the erroneous NAV would be "a NAV other than the Fund's official closing NAV." Those transactions that were processed using the erroneous NAV may then be reprocessed using the "official closing NAV." The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Fund may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.



     The Investment Advisers are not required to calculate the NAV of a Fund on days during which no shares are tendered to a Fund for redemption and no orders to purchase or sell shares are received by a Fund, or on days on which there is an insufficient degree of trading in a Fund's portfolio securities for changes in the value of such securities to affect materially the NAV per share.


                                      TAXES

     The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

     The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code (the"Code"), and regulations, rulings and decisions under it, as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


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FEDERAL - GENERAL INFORMATION

     Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.


     In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership. Also, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities (including equity securities of a qualified publicly traded partnership) of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that such Fund controls and that are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships. Each Fund intends to comply with these requirements.


     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits.

     The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

STATE AND LOCAL TAXES

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

FOREIGN TAXES

     The Funds may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. It is anticipated that the Multi-Manager International Equity Fund will generally be eligible to make this election. If this Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes


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against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. A Fund that is not eligible or chooses not to make this election will be entitled to deduct such taxes in computing the amounts it is required to distribute.


TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS


     The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

     In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                              DESCRIPTION OF SHARES


     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Trustees or Trust may hereafter create series in addition to the Trust's thirty-six existing series, which represent interests in the Trust's thirty-six respective portfolios.


     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees:
(i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class.

     As authorized by the Trust Agreement, the Board of Trustees has appointed a Series Board (the "Multi-Manager Series Board") to oversee the Multi-Manager Funds and all future Multi-Manager Funds established by the Multi-Manager Series Board. The Multi-Manager Series Board has all of the rights, protections, indemnities, immunities, duties, powers, authorities and responsibilities of Trustees under the Trust Agreement with respect to, but only with respect to the Multi-Manager Series, including the power to appoint additional or successor Multi-Manager Series Trustees and to create additional Multi-Manager Funds. The following discussion with respect to the rights and duties of, and authorities vested in, the Trustees is qualified in its entirety by the foregoing sentence. Any of the Multi-Manager Series Trustees may serve as Trustees of the Trust or any other series of the Trust.

     Under the terms of the Trust Agreement, each share of each Fund has a par value of $0.0001, which represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "About Your Account" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, shares of each Fund are redeemable at the unilateral option of the Trust. Shares when


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issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.


     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds normally are allocated in proportion to the NAV of the Fund except where allocations of direct expenses can otherwise be fairly made.


     Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. The Funds and other investment portfolios of the Trust entitled to vote on a matter will vote in the aggregate and not by portfolio, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular portfolio.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.


     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of NAV represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. The power to call a vote with respect to shareholders of the Multi-Manager Funds is vested exclusively in the Multi-Manager Series Board. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees (including the Multi-Manager Trustees) may determine or may be required by law.


     Subject to the rights of the Multi-Manager Trustees with respect to the Multi-Manager Funds, the Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

     Subject to the rights of the Multi-Manager Trustees with respect to the Multi-Manager Funds, the Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger,


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consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Board of Trustees of the Trust may not, without the affirmative vote of the holders of a majority of the outstanding shares of the applicable Multi-Manager Series, amend or otherwise supplement the Trust Agreement or amend and restate a trust investment to reduce the rights, duties, powers, authorities and responsibilities of the Multi-Manager Series Trustees, except to the extent such action does not violate the 1940 Act. Subject to the foregoing, the Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

     The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     Under the Delaware Statutory Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement: (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

     The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

     In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will


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be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such adviser in the event that the Trustees determine not to bring such action.

     The term "majority of the outstanding shares" of either Northern Funds or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of Northern Funds or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio.


     As of July 1, 2006, TNTC and its affiliates held of record substantially all of the outstanding shares of the Funds as agent, custodian, trustee or investment adviser on behalf of their customers. As of the same date, the Trust's Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each Fund. As of July 3, 2006, no entities or individuals held of record or beneficially more than 5% of the outstanding shares of any Fund.



                              FINANCIAL STATEMENTS



The Funds commenced operations on June 22, 2006 and their shares had not previously been offered; therefore, the Funds do not have previous financial history. Additional information about the Funds financial performance will be available in the Funds annual and semiannual reports to shareholders when they are prepared.


                                OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.


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                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.

     "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

     "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

     Fitch Ratings, Inc. ("Fitch") short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

     "NR" - This designation indicates that Fitch does not rate the issuer or issue in question.

     "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.

     The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

     "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

     "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be of only adequate credit quality, one step up from being speculative. While not yet defined as speculative, the "R-2 (low)" category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

     "R-3 (high)," "R-3 (middle)," "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three sub-set grades, the capacity for timely repayment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments or the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable in the near term to nonpayment than other lower-rated issues. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments on the obligation.

     In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

     "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     "N.R." - Not rated.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

     "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

     "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

     "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

     "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

     "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

     "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

     "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

     "NR" indicates that Fitch does not rate the issuer or issue in question.

     The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

     "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

     "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     "BB" - Long-term debt rated "BB" is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

     ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     - Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     Note rating symbols are as follows:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

     "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

     In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

     VMIG rating expirations are a function of each issue's specific structural or credit features.

     "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including rating on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                   APPENDIX B

     As stated in the Prospectus, the Funds may enter into certain futures transactions. Some of these transactions are described in this Appendix. The Funds may also enter into futures transactions or other securities and instruments that are available in the markets from time to time.

I.   INTEREST RATE FUTURES CONTRACTS

     Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, at or shortly after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, by using futures contracts.

     Interest rate future contracts can also be used by the Funds for non-hedging (speculative) purposes to increase total return.

     Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms may call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a derivatives transaction execution facility ("DTEF"). Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Interest rate futures also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

     A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Ginnie Mae modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  INDEX AND SECURITY FUTURES CONTRACTS


     A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indices, such as the S&P 100(R) or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indices (as defined in the Commodity Futures Modernization Act of 2000) (together "security futures;" broader-based index futures are referred to as "index futures"). Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a DTEF. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated by varying degrees by the CFTC. To the extent consistent with its investment objective, a Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).


     The Funds may sell index futures and security futures contracts in order to offset a decrease in market value of their portfolio securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds will purchase index futures and security futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

     In addition, the Funds may utilize index futures and security futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Funds expect to narrow the range of industry groups represented in their holdings they may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of their portfolios will decline prior to the time of sale.

     Index futures and security futures contracts may also be used by a Fund for non-hedging (speculative) purposes to increase total return.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES

     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

     The Funds may also use futures contracts on foreign currencies for non-hedging (speculative) purposes to increase total return.

IV.  MARGIN PAYMENTS

     Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Funds will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Funds upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Investment Advisers or Sub-Advisers may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate a Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks in connection with the use of futures by the Funds, even if the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Advisers or Sub-Advisers. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Advisers or Sub-Advisers. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Advisers may still not result in a successful hedging transaction over a short time frame.

     In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility, which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by Funds is also subject to the Investment Advisers' and Sub-Advisers' ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Futures purchased or sold by a Fund (and related options) may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the National Futures Association and any domestic exchange or other trading facility (including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange), nor the protective measures provided by the Securities and Exchange Commission's rules relating to security futures. In particular, the investments of the Funds in foreign futures, or foreign options transactions may not be provided the same protections in respect to transactions on United States futures trading facilities. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  OPTIONS ON FUTURES CONTRACTS

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option of a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. OTHER MATTERS

     The Funds intend to comply with the regulations of the CFTC exempting it from registration as a "Commodity Pool Operator." The Funds are operated by persons who have claimed an exclusion from the definition of the term "Commodity Pool Operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulations as a pool operator under such Act. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") (Accession No. 0000893220-96-000957), Post-Effective Amendment No. 11 to such Registration Statement (Accession No. 0000893220-96-001248), Post-Effective Amendment No. 12 to such Registration Statement (Accession No. 0000893220-96-001771), Post-Effective Amendment No. 16 to such Registration Statement (Accession No. 0000893220-97-001320), Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000893220-98-000578), Post-Effective Amendment No. 22 to such Registration Statement (Accession No. 0000893220-99-000673), Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000893220-99-001176), Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000948221-99-000405), Post-Effective Amendment No. 30/31 to such Registration Statement (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136),
Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000948221-00-000340), Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000912057-01-007427), Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000912057-01-517742), Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000912057-01-525747), Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000912057-02-022419), Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0001047469-03-025437), Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950137-04-005850), Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000950137-04-010606), Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0000950137-05-006454), Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950137-05-009176), Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950137-05-011529), Post-Effective Amendment No. 45 to such Registration Statement (Accession No. 0000950137-05-015036), Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950137-06-003828), Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950137-06-004561), Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950137-06-006657), Post-Effective Amendment No. 49 to such Registration Statement (Accession No. 0000950137-06-007089) and Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950137-06-008268).

      (a)   (1)   Agreement and Declaration of Trust dated February 7, 2000
                  filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant's Registration Statement on Form N-1A, filed on
                  May 15, 2000 (Accession

                  Nos. 0000927405-00-000135 and 0000927405-00-000136) ("PEA No.
                  30/31").

            (2) Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2000 (Accession No. 0000948221-00-000340) ("PEA No. 34").

            (3) Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

            (4) Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (Accession No. 0000912057-01-007427) ("PEA No. 35").

            (5) Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

            (6) Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) ("PEA No. 39").

            (7) Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed on December 1, 2004 (Accession No. 0000950137-04-010606)("PEA No. 41").

            (8) Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No. 0000950137-05-006454) ("PEA No. 42").

            (9) Amendment No. 8 to the Agreement and Declaration of Trust dated May 7, 2005 filed as Exhibit (a)(9) to PEA No. 42.

            (10) Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to PEA No. 45 ("PEA No. 45").

            (11) Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 is filed as Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A, filed on March 27, 2006 (Accession No. 0000950137-06-003828) ("PEA No. 46").

            (12) Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A, filed on June 22, 2006 (Accession No. 0000950137-06-007089)("PEA No. 49").

            (13) Amendment No. 12 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(13) to PEA No. 49.

            (14) Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

            (15) Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 is filed as Exhibit (a)(15) to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A, filed on July 28, 2006 (Accession No. 0000950137-06-008268)("PEA No. 50").

      (b)   (1)   Amended and Restated By-Laws adopted August 2, 2000 filed
                  as Exhibit (b)(1) to Post Effective Amendment No. 38 to
                  Registrant's Registration Statement on Form N-1A, filed on May
                  30, 2002 (Accession No. 0000912057-02-022419) ("PEA No. 38").

            (2) Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to Post Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) ("PEA No. 39").

            (3) Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

            (4) Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A, filed on July 26, 2004 (Accession No. 0000950137-04-005850) ("PEA No. 40").

            (5) Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed December 1, 2004 (Accession No. 0000950137-04-010606) ("PEA No. 41").

            (6) Amendment No. 5 to the Amended and Restated By-Laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

      (c) Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit
                  (a)(19) to PEA No. 30/31.

      (d)   (1)   Investment Advisory and Ancillary Services Agreement
                  between Registrant and The Northern Trust Company dated July
                  31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

            (2) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

            (3) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

            (4) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

            (5) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

            (6) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

            (7) Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

            (8) Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

            (9) Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

            (10) Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

            (11) Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

            (12) Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

            (13) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

            (14) Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

            (15) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, filed on May 29, 2001 (Accession No. 0000912057-01-517742) ("PEA No. 36").

            (16) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 14, 2005 filed as Exhibit
                  (d)(16) to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No. 0000950137-05-006454) ("PEA No. 42").

            (17) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated December 5, 2005 filed as Exhibit
                  (d)(17) to PEA No. 45.

            (18) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 17, 2006 filed as Exhibit
                  (d)(18) to PEA No. 46.

            (19) Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(19) to PEA No. 49.

            (20) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(20) to PEA No. 50.

            (21) Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

            (22) Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit (d)(17) to Post Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2001 (Accession No. 0000912057-01- 525747) ("PEA No.
                  37").

            (23) Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited, dated as of April 1, 2002 filed as Exhibit (d)(17) to PEA No. 39.

            (24) Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(19) to PEA No. 39.

            (25) Fee Reduction Commitment dated July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit (d)(20) to PEA No. 39.

            (26) Fee Reduction Commitment dated July 31, 2004 by Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited is filed as Exhibit (d)(21) to PEA No. 40.

            (27) Fee Reduction Commitment dated February 24, 2005 by Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 42.

            (28) Fee Reduction Commitment dated February 17, 2006 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(27) to PEA No. 46.

            (29) Acknowledgement of Conversion between Northern Trust Investments, N.A. and Registrant dated July 31, 2003 filed as Exhibit (d)(22) to PEA No. 40.

            (30) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Altrinsic Global Advisors, LLC dated June 22, 2006 filed as Exhibit
                  (d)(30) to PEA No. 49.*

            (31) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Geneva Capital

                  Management Ltd. dated June 22, 2006 filed as Exhibit (d)(31) to PEA No. 49.*

            (32) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Goldman Sachs Asset Management, L.P. dated June 22, 2006 filed as Exhibit (d)(32) to PEA No. 49.*

            (33) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated June 22, 2006 filed as Exhibit (d)(33) to PEA No. 49.*

            (34) Form of Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management filed as Exhibit (d)(34) to PEA No. 50.

            (35) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Metropolitan West Capital Management, LLC dated June 22, 2006 filed as Exhibit (d)(34) to PEA No. 49.*

            (36) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Nicholas-Applegate Capital Management, LLC dated June 22, 2006 filed as Exhibit (d)(35) to PEA No. 49.*

            (37) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and NorthPointe Capital, LLC dated June 22, 2006 filed as Exhibit
                  (d)(36) to PEA No. 49.*

            (38) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Oechsle International Advisors, LLC dated June 22, 2006 filed as Exhibit (d)(37) to PEA No. 49.*

            (39) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and TCW Investment Management Company dated June 22, 2006 filed as Exhibit (d)(38) to PEA No. 49.*

            (40) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Tradewinds NWQ Global Investors, LLC dated June 22, 2006 filed as Exhibit (d)(39) to PEA No. 49.*

            (41) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated June 22, 2006 filed as Exhibit
                  (d)(40) to PEA No. 49.*

      (e)   (1)   Distribution Agreement between Registrant and Northern
                  Funds Distributors, LLC dated December 31, 2000 filed as
                  Exhibit (e)(2) to PEA No. 35.

            (2) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 17, 2001 filed as Exhibit (e)(3) to PEA No. 36.

            (3) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 14, 2005 filed as Exhibit (e)(3) to PEA No. 42.

            (4) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated December 5, 2005 filed as Exhibit (e)(4) to PEA No. 45.

            (5) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 17, 2006 filed as Exhibit (e)(5) to PEA No. 46.

            (6) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 5, 2006 filed as Exhibit (e)(6) to PEA No. 50.

      (f)         None.

      (g)   (1)   Custodian Agreement between Registrant and The Northern
                  Trust Company dated April 1, 1994 ("Custodian Agreement") filed as Exhibit 8(a) to Post Effective Amendment No. 11 to
                  Registrant's Registration Statement on Form N-1A (Accession
                  No. 0000893220-96-001248) ("PEA No. 11").

            (2) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

            (3) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-96-000957) ("PEA No. 9").

            (4) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-96-001771) ("PEA No. 12").

            (5) Addendum No. 4 to the Custodian Agreement dated August 6, 1996 filed as Exhibit 8(j) to PEA No. 12.

            (6) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-97-001320) ("PEA No. 16").

            (7) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-98-000578) ("PEA No. 19").

            (8) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

            (9) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-000673) ("PEA No. 22").

            (10) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-001176) ("PEA No. 27").

            (11) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Accession No. 0000948221-99-000405) ("PEA No. 28").

            (12) Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (g)(15) to PEA No. 35.

            (13) Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit (g)(16) to PEA No. 35.

            (14) Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

            (15) Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit (g)(15) to PEA No. 36.

            (16) Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 filed as Exhibit (g)(16) to PEA No. 38.

            (17) Addendum No. 16 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(17) to PEA No. 40.

            (18) Addendum No. 17 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(18) to PEA No. 42.

            (19) Addendum No. 18 to the Custodian Agreement between Registrant and The Northern Trust Company dated December 5, 2005 filed as Exhibit (g)(19) to PEA No. 45.

            (20) Addendum No. 19 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(20) to PEA No. 50.

            (21) Foreign Custody Agreement between Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

            (22) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

            (23) Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

            (24) Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

            (25) Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 filed as Exhibit (g)(21) to PEA No. 38.

            (26) Addendum No. 5 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(23) to PEA No. 40.

            (27) Addendum No. 6 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(25) to PEA No. 42.

            (28) Addendum No. 7 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 17, 2006 filed as Exhibit (g)(28) to PEA No. 46.

            (29) Addendum No. 8 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(29) to PEA No. 50.

            (30) Addendum No. 9 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated May 5, 2006 filed as Exhibit (g)(30) to PEA No. 50.

            (31) Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit
                  (g)(21) to PEA No. 37.

      (h)   (1)   Transfer Agency Agreement between Registrant and The
                  Northern Trust Company dated April 1, 1994 ("Transfer Agency
                  Agreement") filed as Exhibit 8(b) to PEA No. 11.

            (2) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

            (3) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

            (4) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

            (5) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

            (6) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

            (7) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

            (8) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

            (9) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

            (10) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

            (11) Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

            (12) Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

            (13) Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

            (14) Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

            (15) Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

            (16) Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 filed as Exhibit (h)(16) to PEA No. 38.

            (17) Addendum No. 16 to the Transfer Agency Agreement dated February 14, 2005 filed as Exhibit (h)(17) to PEA No. 42.

            (18) Addendum No. 17 to the Transfer Agency Agreement dated December 5, 2005 filed as Exhibit (h)(18) to PEA No. 45.

            (19) Addendum No. 18 to the Transfer Agency Agreement dated February 17, 2006 filed as Exhibit (h)(19) to PEA No. 46.

            (20) Addendum No. 19 to the Transfer Agency dated February 17, 2006 filed as Exhibit (h)(20) to PEA No. 46.

            (21) Addendum No. 20 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(21) to PEA No. 50.

            (22) Addendum No. 21 to the Transfer Agency Agreement dated May 5, 2006 filed as Exhibit (h)(22) to PEA No. 50.

            (23) Sub-Transfer Agency and Services Agreement between The Northern Trust Company and PFPC Inc. dated February 8, 2000 filed as Exhibit (h)(16) to PEA No. 37.

            (24) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

            (25) Amended and Restated Service Plan adopted on April 1, 1994 and amended on May 2, 2000 and filed as Exhibit (h)(16) to PEA No. 34 and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA 40.

            (26) Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated July 31, 2000 filed as Exhibit (h)(18) to PEA No. 35.

            (27) Amendment to Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated February 8, 2002 filed as Exhibit (h)(21) to PEA No. 39.

            (28) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 14, 2005 filed as Exhibit
                  (h)(23) to PEA No. 42.

            (29) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated December 5, 2005 filed as Exhibit
                  (h)(26) to PEA No. 45.

            (30) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 17, 2006 filed as Exhibit
                  (h)(29) to PEA No. 46.

            (31) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 5, 2006 filed as Exhibit
                  (h)(31) to PEA No. 50.

            (32) Assignment and Assumption Agreement by and among PFPC Inc., The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (h)(20) to PEA No. 36.

      (i) Opinion of Drinker Biddle & Reath LLP dated April 14, 2006 filed as Exhibit (i) to PEA No. 47.

      (j)         Consent of Drinker Biddle & Reath LLP is filed herewith.

      (k)         None.

      (l)   (1)   Purchase Agreement between Registrant and The Northern
                  Trust Company dated March 31, 1994 filed as Exhibit 13(a) to
                  PEA No. 11.

            (2) Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

            (3) Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

            (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

            (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

            (6) Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

            (7) Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

            (8) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

            (9) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

            (10) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

            (11) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

            (12) Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund,

                  California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-Intermediate U.S. Government Fund filed as Exhibit (l)(12) to PEA No. 27.

            (13) Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the MarketPower Fund filed as Exhibit (l)(13) to PEA No. 30/31.

            (14) Purchase Agreement between Registrant and Brian R. Curran dated May 8, 2000 for shares of the Global Communications Fund filed as Exhibit (l)(14) to PEA No. 30/31.

            (15) Purchase Agreement between Registrant and The Northern Trust Company dated February 14, 2000 for shares of the Tax-Exempt Money Market Fund filed as Exhibit (l)(15) to PEA No. 30/31.

            (16) Purchase Agreement between Registrant and Brian R. Curran for shares of the Large Cap Value Fund dated August 2, 2000 filed as Exhibit (l)(1) to PEA No. 35.

            (17) Purchase Agreement between Registrant and Brian R. Curran for shares of the Growth Opportunities Fund dated September 22, 2000 filed as Exhibit (l)(2) to PEA No. 35.

            (18) Purchase Agreement between Registrant and Brian R. Curran for shares of the Value Fund dated May 29, 2001 filed as Exhibit
                  (l)(18) to PEA No. 38.

            (19) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Mid Cap Index Fund dated February 14, 2005 filed as Exhibit (l)(19) to PEA No. 42.

            (20) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the International Equity Index Fund dated February 14, 2005 filed as Exhibit (l)(20) to PEA No. 42.

            (21) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Enhanced Large Cap Fund dated December 5, 2005 filed as Exhibit (l)(21) to PEA No. 45.

            (22) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Emerging Markets Equity Fund dated February 17, 2006 filed as Exhibit (l)(22) to PEA No. 46.

            (23) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund, and

                  Multi-Manager International Equity Fund dated May 5, 2006 filed as Exhibit (l)(23) to PEA No. 50.

            (24) Purchase Agreement between Registrant and Eric K. Schweitzer for shares of the Global Real Estate Index Fund dated May 5, 2006 filed as Exhibit (l)(24) to PEA No. 50.

      (m)   (1)   Amended and Restated Distribution and Service Plan,
                  adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

            (2) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit (m) to PEA No. 34.

      (n)         None.

      (p)   (1)   Amended Code of Ethics of the Trust adopted on August 2,
                  2000 filed as Exhibit (p)(1) to PEA No. 42.

            (2) Amended Code of Ethics of the Trust revised on February 11, 2005 filed as Exhibit (p)(2) to PEA No. 42.

            (3) Amended Code of Ethics of Northern Trust Investments, N.A. revised on February 1, 2005 filed as Exhibit (p)(3) to PEA No. 42.

            (4) Amended Code of Ethics of Northern Trust Global Investments (Europe) Limited revised on February 1, 2005 filed as Exhibit
                  (p)(4) to PEA No. 42.

            (5) Code of Ethics of Northern Trust Global Advisors, Inc. adopted February 1, 2005 as amended May 5, 2006 filed as Exhibit
                  (p)(5) to PEA No. 49.

            (6) Code of Ethics of Altrinsic Global Advisors, LLC adopted November 1, 2004 as amended May 3, 2006 filed as Exhibit
                  (p)(6) to PEA No. 49.

            (7) Code of Ethics and Personal Trading Policy of Geneva Capital Management Ltd. adopted September 20, 2004 as revised May 11, 2006 filed as Exhibit (p)(7) to PEA No. 49.

            (8) Code of Ethics of Goldman, Sachs & Company, Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Hedge Fund Strategies LLC adopted January 23, 1991 as revised February 23, 2005 filed as Exhibit (p)(8) to PEA No. 49.

            (9) Code of Ethics and Personal Trading Policy of LSV Asset Management adopted January 3, 2006 filed as Exhibit (p)(9) to PEA No. 49.

            (10) Code of Ethics of Metropolitan West Capital Management, LLC adopted February 28, 2006 filed as Exhibit (p)(10) to PEA No. 49.

            (11) Code of Ethics and Conduct of Nicholas-Applegate Capital Management, Nicholas-Applegate Institutional Funds, Nicholas-Applegate Securities and Alpha Vision Capital Management ("Alpha Vision") adopted March 24, 2006 filed as Exhibit (p)(11) to PEA No. 49.

            (12) Code of Ethics of Gartmore Global Investments, including NorthPointe Capital, LLC, adopted February 1, 2005 filed as Exhibit (p)(12) to PEA No. 49.

            (13) Code of Ethics of Oechsle International Advisors, LLC, OIA Management Company, LLC, Oechsle International Advisors, Limited, OIA European Management Company, LLC adopted February 1, 2006 filed as Exhibit (p)(13) to PEA No. 49.

            (14) Code of Ethics of TCW adopted February 1, 2005 filed as Exhibit (p)(14) to PEA No. 49.

            (15) Code of Ethics and Reporting Requirements of Nuveen Investments, including Tradewinds NWQ Global Investors, LLC, adopted February 1, 2005 as amended April 10, 2006 filed as Exhibit (p)(15) to PEA No. 49.

            (16) Code of Ethics of William Blair Funds And William Blair & Company, L.L.C.'s Investment Management Department as amended August 1, 2005 filed as Exhibit (p)(16) to PEA No. 49.

* Portions of this exhibit have been omitted based on request for confidential treatment submitted to the U.S. Securities and Exchange Commission. The omitted portions have been filed separately with the SEC.

ITEM  24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Registrant is controlled by its Board of Trustees. The Multi-Manager Funds are controlled by the Multi-Manager Series Board of Trustees.

ITEM 25.    INDEMNIFICATION

            Section 3 of Article IV of the Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of the Registrant's officers and Trustees under certain circumstances.

            Section 7 of each Investment Advisory and Ancillary Services Agreements between the Registrant and the investment advisers (together, the "Adviser") provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. Copies of the Investment Advisory and Ancillary Services Agreements are incorporated herein by reference.

            Article 10 of the Co-Administration Agreement dated July 31, 2000 among the Registrant, The Northern Trust Company and PFPC Inc. provides that Registrant will indemnify Registrant's co-administrators against all claims except those resulting from the willful misfeasance, bad faith or negligence of such co-administrators, or the co-administrators' breach of confidentiality. A copy of the Co-Administration Agreement is incorporated herein by reference.

            Section 3 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's distributor, may be subject. A copy of the Distribution Agreement is incorporated herein by reference.

            A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

      Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a direct or indirect wholly-owned subsidiary of The Northern Trust Company ("TNTC"), an Illinois state chartered bank, serve as the co-investment advisers of the International Growth Equity Fund, Global Fixed Income Fund and the Fixed Income Fund. Northern Trust Global Advisors, Inc. ("NTGA") and NTI serve as co-investment advisers of the Multi-Manager Mid Cap Fund, Multi-Manager Small Cap Fund and Multi-Manager International Equity Fund (the "Multi-Manager Funds"). NTI serves as the investment adviser of each of the other Funds of the Trust. NTI, NTGIL and NTGA are each referred to as an "Investment Adviser." TNTC is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. NTI is located at 50 South LaSalle Street, Chicago, IL 60603, NTGIL is located at 6 Devonshire Square, London, EC2A 4YE, United Kingdom, and NTGA is located at 300 Atlantic Street, Stamford, Connecticut, 06901. Unless otherwise indicated, NTI, NTGIL, NTGA and TNTC are referred to collectively as "Northern Trust."

      Set forth below is a list of officers and directors of NTI, NTGIL, NTGA and the Sub-Advisers' of the Multi-Manager Funds, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation. The tables below were provided to the Registrant by the Investment Advisers and Sub-Advisers for inclusion in this Registration Statement.

Name and Position with                                                            Position with Other
Investment Adviser (NTI)                  Name of Other Company                   Company
---------------------------------         --------------------------------        -----------------------------
Adams Bradford S., Jr.                    The Northern Trust Company              Senior Vice President
Senior Vice President

Aitcheson, James A.                       The Northern Trust Company              Senior Vice President
Senior Vice President

Allen, Darlene                            The Northern Trust Company              Vice President
Vice President

Alongi, David M.                          The Northern Trust Company              Vice President
Vice President

Andersen, Brian E.                        The Northern Trust Company              Vice President
Vice President

Anwar, Raheela Gill                       The Northern Trust Company              Senior Vice President
Senior Vice President

Atkins, Stephen G.                        The Northern Trust Company              Vice President
Vice President

Ayres, Scott R.                           The Northern Trust Company              Vice President
Vice President

Azar, Frederick A.                        The Northern Trust Company              Vice President
Vice President

Balon, Jr., Richard E.                    The Northern Trust Company              Vice President
Vice President

Bandar, Walid S.                          The Northern Trust Company              Vice President
Vice President

Baras, Ellen G.                           The Northern Trust Company              Vice President
Vice President

Barr, Andrea C.                           The Northern Trust Company              Vice President
Vice President

Baskin, Jeremy M.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Beaudoin, Keith J.                        The Northern Trust Company              Vice President
Vice President

Beckman, Carl P.                          The Northern Trust Company              Senior Vice President
Senior Vice President & Treasurer

Benson, Jacquelyn M.                      The Northern Trust Company              Vice President
Vice President

Bergin, Kathryn L.                        The Northern Trust Company              Vice President
Vice President

Bergson, Robert H.                        The Northern Trust Company              Senior Vice President
Senior Vice President

Blair, Timothy P.                         The Northern Trust Company              Vice President
Vice President

Bleecker, Ali K.                          The Northern Trust Company              Vice President
Vice President

Boeckmann, Eric Vonn                      The Northern Trust Company              Vice President
Vice President

Bridgman, James Carey                     The Northern Trust Company              Vice President
Senior Vice President

Browne, Kieran                            The Northern Trust Company              Vice President
Vice President

Bukoll, Martin B.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Campbell, Jr., Richard C.                 The Northern Trust Company              Senior Vice President
Senior Vice President

Carberry, Craig R.                        The Northern Trust Company              Senior Attorney
Secretary

Carlson, Christopher W.                   The Northern Trust Company              Senior Vice President
Senior Vice President

Carlson, Mark D.                          The Northern Trust Company              Senior Vice President
Senior Vice President

Carlson, Robert A.                        The Northern Trust Company              Vice President
Vice President

Casey, Edward J.                          The Northern Trust Company              Vice President
Vice President

Clarke-Czochara, Susan                    The Northern Trust Company              Vice President
Vice President

Cole II, John Sterling                    The Northern Trust Company              Senior Vice President
Senior Vice President

Connellan, Kevin Anthony                  The Northern Trust Company              Senior Vice President
Senior Vice President

Cubeles, Alain                            The Northern Trust Company              Senior Vice President
Senior Vice President

D'Arienzo, Louis R.                       Northern Trust Bank, N.A.               Vice President
Vice President

DeSantis, Philip S.                       The Northern Trust Company              Vice President
Vice President

Dennehy II, William                       The Northern Trust Company              Vice President
Vice President

Doell, John C.                            The Northern Trust Company              Vice President
Vice President

Driscoll, Peter John                      The Northern Trust Company              Vice President
Vice President

Drucker, Michael J.                       The Northern Trust Company              Vice President
Vice President

Du Mais, Thomas P.                        The Northern Trust Company              Vice President
Vice President

Dudley, Jr., Orie Leslie                  The Northern Trust Company              Executive Vice President
Director, Executive                       and Northern Trust Corporation          and Chief Investment Officer
Vice President & CIO

Divall, Margret Eva                       The Northern Trust Company              Vice President
Vice President

Easow, Benjamin                           The Northern Trust Company              Vice President
Vice President

Egizio, Michael P.                        The Northern Trust Company              Vice President
Vice President

Everett, Steven R.                        The Northern Trust Company              Senior Vice President
Senior Vice President

Farmer, Steven P.                         The Northern Trust Company              Vice President
Vice President

Flood, Peter J.                           The Northern Trust Company              Senior Vice President
Senior Vice President

Francis, James B.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Fronk, Christopher A.                     The Northern Trust Company              Vice President
Vice President

Galiano, Cynthia M.                       The Northern Trust Company              Vice President
Vice President

Geller, Stephanie L.                      The Northern Trust Company              Vice President
Vice President

Geraghty, Kim Marie                       The Northern Trust Company              Former Vice President
Vice President

Gerlach, Jennifer Ann                     The Northern Trust Company              Vice President
Vice President

Gossett, Mark C.                          The Northern Trust Company              Senior Vice President
Director, Senior Vice President
& COO

Graham, Katherine D.                      The Northern Trust Company              Vice President
Vice President

Gray, Robert S.                           The Northern Trust Company              Senior Vice President
Senior Vice President

Greene, Anne Marie                        The Northern Trust Company              Vice President
Vice President

Griffin, Michelle D.                      The Northern Trust Company              Vice President
Vice President

Grove, Gail M.                            The Northern Trust Company              Vice President
Vice President

Guinther, Christopher D.                  The Northern Trust Company              Vice President
Vice President

Halter, Ann M.                            The Northern Trust Company              Vice President
Vice President

Hammer, Alice S.                          The Northern Trust Company              Vice President
Vice President

Hance, Geoffrey M.                        The Northern Trust Company              Senior Vice President
Senior Vice President

Hare, William A.                          The Northern Trust Company              Vice President
Vice President

Hausken, Philip Dale                      The Northern Trust Company              Senior Vice President
Senior Vice President

Hawkins, Sheri Barker                     The Northern Trust Company              Senior Vice President
Senior Vice President

Hayne, William V.                         The Northern Trust Company              Vice President
Vice President

Hegyi, Kathleen L.                        The Northern Trust Company              Vice President
Vice President

Hiemenz, Kent C.                          The Northern Trust Company              Senior Vice President
Senior Vice President

Hill, Susan                               The Northern Trust Company              Senior Vice President
Senior Vice President

Hockley, Jackson L.                       The Northern Trust Company              Vice President
Vice President

Holland, Jean-Pierre                      The Northern Trust Company              Vice President
Vice President

Honig, Bruce S.                           The Northern Trust Company              Vice President
Vice President

Howells, Vanessa Mia                      The Northern Trust Company              Vice President
Vice President

Hudson, Ylondia M.                        The Northern Trust Company              Vice President
Vice President

Hyatt, William E.                         The Northern Trust Company              Vice President
Vice President

Inzunza, Richard J.                       The Northern Trust Company              Vice President

Vice President

Iscra, Daniel P.                          The Northern Trust Company              Vice President
Vice President

Iwanicki, John W.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Jackson, Tamara L.                        The Northern Trust Company              Vice President
Vice President

Jacobs, Peter M.                          The Northern Trust Company              Vice President
Vice President

Jordan, Robin R.                          The Northern Trust Company              Vice President
Vice President

Joves, Evangeline Mendoza                 The Northern Trust Company              Vice President
Vice President

Kent, Jr., Stephen Krider                 The Northern Trust Company              Senior Vice President
Senior Vice President

King III, Archibald E.                    The Northern Trust Company              Senior Vice President
Senior Vice President

Koch, Deborah L.                          The Northern Trust Company              Vice President
Vice President

Kollannur, Robin R.                       The Northern Trust Company              Vice President
Vice President

Korytowski, Donald H.                     The Northern Trust Company              Vice President
Vice President

Kotsogiannis, Nikolas                     The Northern Trust Company              Vice President
Vice President

Krauter, Michael L.                       The Northern Trust Company              Vice President
Vice President

Kresnicka, Kevin R.                       The Northern Trust Company              Vice President
Vice President

Krieg, John L.                            The Northern Trust Company              Senior Vice President
Senior Vice President

Krull, Gerald M.                          The Northern Trust Company              Vice President
Vice President

Kuhl, Gregory M.                          The Northern Trust Company              Senior Vice President
Senior Vice President

Laciak, Therese M.                        Northern Trust Bank, N.A.               Vice President
Vice President

Laughlin, Roberta J.                      The Northern Trust Company              Vice President
Vice President

Logan, Lyle                               The Northern Trust Company              Senior Vice President
Senior Vice President

Ludwig, Jeanne M.                         The Northern Trust Company              Vice President
Vice President

Lupi, Lisa Ann                            The Northern Trust Company              Vice President
Vice President

Lyons, William A.                         The Northern Trust Company              Vice President
Vice President

Marchese, Peter                           The Northern Trust Company              Vice President
Vice President

Marcoline, Michael John                   The Northern Trust Company              Vice President
Vice President

Marshe, Daniel James                      The Northern Trust Company              Vice President
Vice President

Mastuantuono, Deborah A.                  The Northern Trust Company              Vice President
Vice President

Matturi, Alexander J., Jr.                Northern Trust Bank, N.A.               Senior Vice President
Senior Vice President

McCart, Mary Jane                         The Northern Trust Company              Senior Vice President
Senior Vice President

McDermott, Terrance M.                    The Northern Trust Company              Vice President
Vice President

McDonald, James D.                        The Northern Trust Company              Senior Vice President
Senior Vice President

McGregor, Timothy T.                      The Northern Trust Company              Senior Vice President
Senior Vice President

McHugh, David K.                          The Northern Trust Company              Senior Vice President
Senior Vice President

Mecca, Melinda S.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Mehta, Ashish R.                          The Northern Trust Company              Vice President
Vice President

Mendel, Roger A.                          The Northern Trust Company              Vice President
Vice President

Meservey, Marilyn J.                      The Northern Trust Company              Vice President
Vice President & Asst. Treasurer

Michaels, Peter M.                        The Northern Trust Company              Vice President
Vice President

Misik, Tomothy A.                         The Northern Trust Company              Vice President
Vice President

Mitchell, Robert G.                       The Northern Trust Company              Vice President
Vice President

Muench, Scott O.                          Northern Trust Bank, N.A.               Vice President
Vice President

Murphy, Shaun D.                          The Northern Trust Company              Vice President
Vice President

Musial, Tim                               The Northern Trust Company              Vice President
Vice President

Myre, Matthew L.                          The Northern Trust Company              Vice President
Vice President

Neeley, Stephanie D.                      The Northern Trust Company              Vice President
Vice President

Nellans, Charles J.                       The Northern Trust Company              Vice President
Vice President

Nelligan, Barbara                         The Northern Trust Company              Vice President
Vice President

Nickey III, William M.                    The Northern Trust Company              Vice President
Vice President

O'Brien, Thomas E.                        The Northern Trust Company              Vice President

Vice President

O'Connor, Eileen M.                       The Northern Trust Company              Vice President
Vice President

O'Donnell, Kevin Joseph                   The Northern Trust Company              Vice President
Vice President

O'Shaughnessy, Kevin J.                   The Northern Trust Company              Vice President
Vice President

Page, Thomas R.                           The Northern Trust Company              Vice President
Vice President

Peron, Matthew                            The Northern Trust Company              Senior Vice President
Senior Vice President

Peterson, C. Richard                      The Northern Trust Company              Vice President
Vice President

Phelan, Daniel J.                         The Northern Trust Company              Vice President
Vice President

Pollak, Donald R.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Pries, Katie D.                           The Northern Trust Company              Vice President
Vice President

Quinn, Patrick D.                         The Northern Trust Company              Vice President
Vice President

Rakowski, Andrew F.                       The Northern Trust Company              Vice President
Vice President

Rakvin, Chad M.                           The Northern Trust Company              Senior Vice President
Senior Vice President

Reeder, Brent D.                          The Northern Trust Company              Vice President
Vice President

Reller, Jacqueline R.                     The Northern Trust Company              Vice President
Vice President

Renaud, Donna Lee                         The Northern Trust Company              Vice President
Vice President

Riggins, Amy D.                           The Northern Trust Company              Vice President
Vice President

Ringo, Wesley L.                          The Northern Trust Company              Senior Vice President
Senior Vice President

Rivera, Maria                             Northern Trust Bank, N.A.               Vice President
Vice President

Robertson, Alan W.                        The Northern Trust Company              Senior Vice President
Senior Vice President

Robertson, Colin A.                       The Northern Trust Company              Senior Vice President
Senior Vice President

Rocha, Heather Parkes                     The Northern Trust Company              Vice President
Vice President

Rocheleau, Duane Scott                    The Northern Trust Company              Senior Vice President
Senior Vice President

Rowohlt, Theresa M.                       The Northern Trust Company              Vice President
Vice President

Runquist, Lori Rae                        The Northern Trust Company              Senior Vice President
Senior Vice President

Ryer, Alexander D.                        The Northern Trust Company              Vice President
Vice President

Sagraves, Barry R.                        Northern Trust Global                   Senior Vice President
Director                                  Investments Ltd.

Santiccioli, Steven J.                    Northern Trust Bank, N.A.               Vice President
Vice President

Schoenfeld, Steven A.                     The Northern Trust Company              Senior Vice President
Senior Vice President

Schweitzer, Eric K.                       The Northern Trust Company              Senior Vice President
Senior Vice President

Sclafani, Guy J.                          The Northern Trust Company              Vice President
Vice President

Seward, Richard Raymond                   The Northern Trust Company              Vice President
Vice President

Skjervem, John D.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Skowron, Gail A.                          The Northern Trust Company              Vice President
Vice President

Sliney, Stephen P.                        The Northern Trust Company              Vice President
Vice President

Southworth, Theodore T.                   The Northern Trust Company              Senior Vice President
Senior Vice President

Stewart, Allison Walpole                  The Northern Trust Company              Vice President
Vice President

Streed, Robert N.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Stoeber, Kurt S.                          The Northern Trust Company              Vice President
Vice President

Stumphler, Anton D.                       The Northern Trust Company              Vice President
Vice President

Sullivan, Carol H.                        The Northern Trust Company              Senior Vice President
Senior Vice President

Sullivan, Kevin P.                        The Northern Trust Company              Vice President
Vice President

Syring, Ann F.                            The Northern Trust Company              Senior Vice President
Senior Vice President

Szaflik, Carolyn B.                       Northern Trust Bank, N.A.               Vice President
Vice President

Szostak II, Jon E.                        The Northern Trust Company              Vice President
Vice President

Szymanek, Frank D.                        The Northern Trust Company              Vice President
Vice President

Taylor, Brad L.                           The Northern Trust Company              Vice President
Vice President

Taylor, James C.                          The Northern Trust Company              Vice President
Vice President

Tome, Craig E.                            The Northern Trust Company              Vice President
Vice President

Toms, Matthew                             The Northern Trust Company              Senior Vice President

Senior Vice President

Toth, Terence J.                          The Northern Trust Company              Executive Vice President
Chairman,  President & CEO                                                        & President NTGI

Trethaway, Jennifer Kamp                  The Northern Trust Company              Senior Vice President
Senior Vice President

Turner, Betsy Licht                       The Northern Trust Company              Senior Vice President
Senior Vice President

Tushman, Matthew R.                       The Northern Trust Company              Vice President
Vice President

Van Liew, Kristina Marie                  The Northern Trust Company              Senior Vice President
Senior Vice President

Vardas, Michael A.                        The Northern Trust Company              Senior Vice President
Director & Senior Vice President

Vigsnes II, Richard Allan                 The Northern Trust Company              Senior Vice President
Senior Vice President

Waddell, Frederick H.                     The Northern Trust Company              President C&IS
Director

Walker, Sharon M.                         Northern Trust Bank, N.A.               Vice President
Vice President

Weller II, Andrew M.                      The Northern Trust Company              Vice President
Vice President

Wennlund, Lloyd A.                        The Northern Trust Company              Executive Vice President
Director and Executive                    Northern Trust Securities, Inc.         President
Vice President

Wetter, Steven R.                         The Northern Trust Company              Senior Vice President
Senior Vice President

Wilken, Heather Ryan                      The Northern Trust Company              Vice President
Vice President

Wilkins, Anthony E.                       The Northern Trust Company              Senior Vice President
Senior Vice President

Williams, Vincent C.                      The Northern Trust Company              Vice President
Vice President

Winters, Marie C.                         The Northern Trust Company              Vice President

Vice President

Wong, Kai Yee                             Northern Trust Bank, N.A.               Vice President
Vice President

Wosneski, Keith A.                        The Northern Trust Company              Vice President
Vice President

Wright, Mary Kay                          The Northern Trust Company              Vice President
Vice President

Zutshi, Ajay                              The Northern Trust Company              Vice President
Vice President

Name and Position with                                                            Position with Other
Investment Adviser (NTGIL)                Name of Other Company                   Company
---------------------------------         --------------------------------        -----------------------------
Ballantyne, Melissa
Vice President

Bartholomew, Richard E.
Senior Vice President

Bowers, Wayne George
Senior Vice President

Clack, Andrew
Senior Vice President

Cooke, Lucy
Vice President

Dowds, Stephen
Senior Vice President

Dudley, Jr., Orie Leslie                  The Northern Trust Company              Executive Vice President
Director                                  Northern Trust Investments, N.A.        Director, Executive
                                                                                  Vice President & CIO

Fonseka, Jan
Vice President

Franklin, Neal
Vice President

Greenwood, Matthew J.
Vice President


Hessels, Morella
Vice President

Jackson, Sue
Vice President

Jones, Diane E.
Vice President

Khan, Adnan Ahmed
Vice President

Lander, Kate
Vice President

Marchand, Marina
Vice President

Pesci, Marcelo
Vice President

Powell, Alison
Vice President

Rebelo, Bert
Vice President

Rothon, David
Vice President

Sagraves, Barry
Director and
Senior Vice President

Scatergood, Judith
Vice President

Skinner, Hugh Antony
Vice President

Tomlinson, Gillie
Vice President

Waller, Jacqueline E.
Vice President

Watson, Stephen D.
Vice President


White, Antony K.
Vice President

Winkle, Elinor
Vice President

Name and Position with                                                            Position
Investment Adviser (NTGA)                 Name of Other Company                   with Other Company
---------------------------------         --------------------------------        -------------------------------
Alley, Brayton                            The Northern Trust Company              Vice President
Vice President                            Northern Trust Company                  Vice President
                                          of Connecticut ("NTCC")

Carberry, Craig R.                        The Northern Trust Company              Senior Attorney
Assistant Secretary

Castillo, Julie H.                                                                NTCC Vice President
Vice President

Colangelo, Rossana A.                     NTCC                                    Senior Vice President
Senior Vice President

Dorchinecz, Bradley M.
Vice President

Dudley, Orie L., Jr.                      NTGIL                                   Director
Director                                  NTCC                                    Director
                                          The Northern Trust Company              Executive Vice President
                                          Northern Trust Investments, N.A.        Director, Executive Vice
                                                                                  President & CIO

Dykstra, David J.                         NTCC                                    Executive Vice President
Executive Vice President                  The Northern Trust Company              Senior Vice President

Fradkin, Steven L.                        The Northern Trust Company              Executive Vice President & CFO
Director

Furnari, Robert D.                        NTCC                                    Executive Vice President
Executive Vice President

Gautham, Ravi A.
Senior Vice President

Goodman, Kristen

Vice President

Hart, Jessica A.                          NTCC                                    Vice President
Vice President

Huffman, William T., Jr.                  NTGA-Canada                             Director
Chairman, President, CEO                  NTGA-United Kingdom                     Director
                                          NTCC                                    President & CEO

Johnson, Lizabeth R.                      NTCC                                    Vice President
Vice President

Jones, Larry                              NTCC                                    Executive Vice President
Executive Vice President

Jostes, Scott
Senior Vice President

Karacsony, Zoltan
Vice President

Kimsey, Darren                            NTCC                                    Vice President
Vice President

Krum, Edward O.                           NTCC                                    Vice President
Vice President

Levin, Heidi J.
Vice President

McCareins, John M.                        NTCC                                    Vice President
Vice President

McInerney, Joseph W.                      NTCC                                    Senior Vice President &
Senior Vice President & COO                                                       COO

Meegan, Michael T.                        NTCC                                    Senior Vice President
Senior Vice President

Miller, Steven A.                         NTCC                                    Senior Vice President
Senior Vice President                     The Northern Trust Company              Senior Vice President

Morgan, Robert P.
Senior Vice President

Morrison, William L.
Director

Pace, Laura A.                            NTGA - Canada                           Secretary

Senior Vice President                     NTCC                                    Senior Vice President
Secretary & COO                                                                   Secretary & COO

Potter, Stephen N.                        NTGIL                                   Director & CEO
Director                                  NTGA - United Kingdom                   Director

Rutley, Todd                              NTCC                                    Senior Vice President
Senior Vice President

Serfling, John L.                                                                 NTCC Vice President
Vice President

Shek, Fred NTCC                           Vice President
Vice President

Sikora, Kazimierz                         NTCC                                    Vice President
Vice President

Silverman, Caryn                          NTGA - Canada                           Vice President, CFO &
Senior Vice President, CFO                                                        Treasurer
Treasurer & Assistant Secretary,          NTCC                                    Senior Vice President, CFO
Controller                                                                        & Treasurer

Simoncek, Trista D.                       NTCC                                    Vice President
Vice President

Sjoholm, Edwina W.                        NTCC                                    Vice President
Vice President

Smith, Andrew                             NTGA - Canada                           Director, Senior Vice President
Senior Vice President &                   NTGA - United Kingdom                   Director
CIO                                       NTCC                                    Senior Vice President &      CIO

Staley, Nina B.                           NTCC                                    Senior Vice President
Senior Vice President

Standring, Melissa A.                     NTCC                                    Vice President
Vice President

Stemme, Kenneth W.                        NTCC                                    Senior Vice President
Senior Vice President

Sutton, Frank                             NTCC                                    Vice President
Vice President

Toth, Terence J.
Director

Tretheway, Jennifer K.                    NTCC                                    Executive Vice President

Executive Vice President                  The Northern Trust Company              Executive Vice President

Vella, Christopher E.                     NTCC                                    Senior Vice President
Senior Vice President

Waddell, Frederick H.
Director

Zanolla, Anthony                          NTCC                                    Vice President
Vice President

Altrinsic Global Advisors, LLC ("Altrinsic") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Altrinsic is 100 First Stamford Place, Stamford, CT. Altrinsic is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position with                                                            Position with Other
Altrinsic                                 Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------
Hock, John D.
Managing Member, CIO

Judd, Deborah
COO

Geneva Capital Management Ltd. ("Geneva") is a sub-adviser for the Registrant's Multi-Manager Mid Cap Fund. The principal business address of Geneva is 250 East Wisconsin Avenue, Milwaukee, WI. Geneva is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
Geneva                                    Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------\
Amborn, Kris
Vice President

Croen, Amy S.
Co-President

Picard, Michelle J.
Vice President

Priebe, William A.
Co-President

Schneider, William F.
Inactive Principal

Goldman Sachs Asset Management L.P. ("GSAM") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, NY. GSAM is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
GSAM                                      Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------
Paulson, Henry M. Jr.                     The Goldman Sachs Group,                Chairman, Chief Executive
Managing Director                         Inc. 85 Broad Street                    Officer and Director
                                          New York, New York 10004

                                          Goldman, Sachs & Co.                    Managing Director
                                          85 Broad Street
                                          New York, New York 10004

Hurst, Robert J.                          The Goldman Sachs Group, Inc.           Vice Chairman and Director
Managing Director                         85 Broad Street
                                          New York, New York 10004

                                          Goldman, Sachs & Co.                    Managing Director
                                          85 Broad Street
                                          New York, New York 10004

Blankfein, Lloyd C.                       The Goldman Sachs Group, Inc.           President, Chief Operating
Managing Director                         85 Broad Street                         Officer and Director
                                          New York, New York 10004

                                          Goldman, Sachs & Co.                    Managing Director
                                          85 Broad Street
                                          New York, New York 10004

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Multi-Manager Mid Cap Fund. The principal business address of LSV is One North Wacker Drive, Chicago, IL. LSV is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
LSV                                       Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------
Atkinson, Tremaine
Partner, COO, CCO

LaCroix, Christopher                      SEI Funds, Inc.                         General Partner
Partner, Managing Director
of Business Development

Lakonishok, Josef                         University of Illinois                  Professor of Finance
CEO, Portfolio Manager

Vermeulen, Menno
Partner, Portfolio Manager

Vishny, Robert
Partner, Portfolio Manager

Metropolitan West Capital Management, LLC ("Met West") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of Met West is 610 Newport Center Drive, Newport Beach, CA. Met West is an investment adviser registered under the Advisers Act.

                                                                                  Position with Other
Name and Position with Met West           Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------
Borowski, Steven M.
Vice President

Ferro, Dennis H.
Director

Gershen, Richard S.
Director

Gleicher, Howard, CFA
CEO, CIO

Hoops, Thomas K.
Director

Koonce, Michael H.
Secretary

Lisenbee, Gary W.
President and Treasurer

Moss, Matthew C.
Assistant Treasurer

Nicholas-Applegate Capital Management, LLC ("Nicholas-Applegate") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Nicholas-Applegate is 600 West Broadway, San Diego, CA. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

Name and Position with Nicholas-                                                  Position with Other
Applegate                                 Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------
Forsyth, Douglas G., CFA
Managing Director

McCraw, John C.
Managing Director

Sufi, Ranjit S.
Managing Director

Valeiras, Horacio A., CFA
Managing Director, CIO

Whittington, Marna C, Ph.D.               Allianz Global Investors                COO
Managing Director, CEO

NorthPointe Capital, LLC ("NorthPointe") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of NorthPointe is 101 West Big Beaver Road, Troy, MI. NorthPointe is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
NorthPointe                               Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------
Cahill, Peter J.
Member Investment Committee

Castagna, Douglas D.
Senior Vice President, US Head
of Finance and Accounting

Champagne, Mary C.
Member Investment Committee

Crossett, Kevin S.
Executive Vice President, Global
General Counsel

Hayden, Michael P.
Managing Director, Member-
Management Committee

Holland, Gerald J.
Senior Vice President, COO

Hondros, Paul J.
Director, President & CEO,
CIO Equities

Krulikowski, Michael A.
Vice President, CCO

Miller, Eric E.
Senior Vice President, General
Counsel, Assistant Secretary

Petherick, Jeffrey C.
Member Investment Committee
Member-Management Committee

Udovich, Patrick J.
Senior Vice President, Head of Human
Resources

Oechsle International Advisors, LLC ("Oechsle") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Oechsle is One International Place, Boston, MA. Oechsle is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
Oechsle                                   Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------

Langer, Stephen P.
Director of Marketing, Executive
Managing Principal

Roche, L. Sean
COO, CIO, Executive Managing
Principal

Walker, Warren R.
Executive Managing Principal

TCW Investment Management Company ("TCW") is a sub-adviser for the Registrant's Multi-Manager Mid Cap Fund. The principal business address of TCW is 865 South Figueroa Street, Los Angeles, CA. TCW is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
TCW                                       Name of Other Company                   Company
---------------------------------         --------------------------------        -------------------------------
Albe, Alvin R.
Director, President & CEO

Beyer, Robert D.
Director, Chairman

Cahill, Michael E.
General Counsel, Secretary

Devito, David S.
CFO

Gundlach, Jeffrey E.
Director, CIO

Larkin, Thomas E.
Vice Chairman

Lord, Hilary G.
CCO

Sonneborn, William C.
Director, Vice Chairman

Stern, Marc I.
Director, Vice Chairman

Tradewinds NWQ Global Investors, LLC ("Tradewinds") is a sub-adviser for the Registrant's Multi-Manager International Equity Fund. The principal business address of Tradewinds is 2049 Century Park East, 18th Floor, Los Angeles, CA. Tradewinds is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
Tradewinds                                Name of Other Company                   Company
---------------------------------         --------------------------------        --------------------------------
Boardman, Peter                           NWQ Investment Management               Managing Director
Managing Director                         Company, LLC

Gostigian, Patrick, CFA                   NWQ Investment Management               Managing Directo, Administration
Managing Director, Chief                  Company, LLC                            & Institutional Services
Administration Officer,
Executive Committee Member

Hechmer, Paul                             NWQ Investment Management               Managing Director
Managing Director, Executive              Company, LLC
Committee Member

Iben, Dave, CFA                           NWQ Investment Management               Managing Director, Investment
CIO, Executive Committee                  Company, LLC                            Policy Committee Member
Member

Mendez, Michael                           NWQ Investment Management               CEO, President
President, Executive                      Company, LLC
Committee Member

Mullane, Michael, CFA                     NWQ Investment Management               Vice President
Senior Vice President                     Company, LLC

Newmarch, Philip, CPA
Treasurer

Rybakov, Egor, CFA                        NWQ Investment Management               Vice President
Senior Vice President                     Company, LLC

Schloss, Patrick
Senior Vice President

Smith, Steve                              Morgan Stanley Investment               Head Trader
Senior Vice President                     Management

Velarde, Nate                             NWQ Investment Management               Vice President
Senior Vice President                     Company, LLC

Yanchus, Sally, CFA                       Bessemer Investments                    Principal

Senior Vice President

William Blair & Company, LLC ("William Blair") is a sub-adviser for the Registrant's Multi-Manager Small Cap Fund. The principal business address of William Blair is 222 West Adams Street, Chicago, IL. William Blair is an investment adviser registered under the Advisers Act.

Name and Position with                                                            Position with Other
William Blair                             Name of Other Company                   Company
---------------------------------         --------------------------------        --------------------------------
Burke, Timothy L.
CFO

Coolidge, Edgar D. III
Vice Chairman

Ettelson, John R.
President, CEO

Gottfred, Richard D.
SROP

Grieg, William G.
Principal

Jannotta, Edgar D.
Chairman

Kiphart, Richard P.
Executive Committee

Lacher, Albert J.
Executive Committee

McKinney, James D.
Executive Committee

McMullan, Carlette C.
Executive Committee

Newman, Robert D.
Executive Committee

Seitzmusolino, Michelle R.
Executive Committee

Smirl, Richard W.
Investment Advisor, CCO

Wieland, Kathleen A.
Principal, Broker-Dealer CCO

ITEM 27.    PRINCIPAL UNDERWRITERS

      (a) Northern Funds Distributors, LLC ("the Distributor") acts as principal underwriter for the following investment companies as of July 27, 2006:

                        Northern Institutional Funds

            The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 760 Moore Rd., King of Prussia, PA 19406.

      (b) Northern Funds Distributors, LLC ("the Distributor") is a wholly-owned subsidiary of PFPC Distributors, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company. The Distributor is a single-member, Wisconsin, limited liability company. As such, it does not have a board of directors.

            The following is a list of the executive officers of the
            Distributor:

             Brian Burns               Chief Executive Officer and President
             Rita G. Adler             Chief Compliance Officer
             John Munera               Anti-Money Laundering Officer
             Christine P. Ritch        Chief Legal Officer, Assistant Secretary
                                       and Assistant Clerk
             Amy Brennan               Secretary and Clerk
             Julie Bartos              Assistant Secretary and Assistant Clerk
             Bradley A. Stearns        Assistant Secretary and Assistant Clerk
             Craig Stokarski           Treasurer and Financial & Operations
                                       Principal, Chief Financial Officer
             Maria Schaffer            Controller and Assistant Treasurer
             Bruno Di Stefano          Vice President
             Susan K. Moscaritolo      Vice President
             Ronald Berge              Assistant Vice President

      (c)   Not Applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of PFPC Inc., 99 High Street, 27th Floor, Boston, Massachusetts 02110. Records for Northern Funds Distributors, LLC, the distributor, are located at 760 Moore Road, King of Prussia, PA 19406. All other accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago Illinois 60603.

ITEM 29.    MANAGEMENT SERVICES

            Not Applicable.

ITEM 30.    UNDERTAKINGS

            Not Applicable.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 51 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 31st day of July 2006.

                                              NORTHERN FUNDS

                                              By:  /s/ Lloyd A. Wennlund
                                                  ----------------------------
                                                  Lloyd A. Wennlund
                                                  President

            Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 51 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                Name                                     Title                          Date
--------------------------------------       -------------------------------       --------------
 /s/ Lloyd A. Wennlund                       President (Principal                  July 31, 2006
--------------------------------------       Executive Officer)
Lloyd A. Wennlund

 /s/ Stuart N. Schuldt                       Treasurer (Principal                  July 31, 2006
--------------------------------------       Financial Officer and Principal
Stuart N. Schuldt                            Accounting Officer)

 /s/ William L. Bax*                         Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
William L. Bax

 /s/ Richard G. Cline*                       Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Richard G. Cline

 /s/ Edward J. Condon, Jr.*                  Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Edward J. Condon, Jr.

 /s/ Sharon Gist Gilliam*                    Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Sharon Gist Gilliam

 /s/ Sandra Polk Guthman*                    Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Sandra Polk Guthman

 /s/ Michael E. Murphy*                      Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Michael E. Murphy

 /s/ Mary Jacobs Skinner*                    Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Mary Jacobs Skinner

 /s/ Richard P. Strubel*                     Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Richard P. Strubel

 /s/ Terence J. Toth*                        Trustee Multi-                        July 31, 2006
--------------------------------------       Manager Series
Terence J. Toth

* By: /s/ Eric K. Schweitzer
      ----------------------------------
      Eric K. Schweitzer, pursuant to the power of attorney filed herewith.

                                 NORTHERN FUNDS

                              (MULTI-MANAGER FUNDS)

                                POWER OF ATTORNEY

      know all PERSONS by these presents, that the undersigned, being a Trustee of Northern Funds, a business trust organized under the laws of the State of Delaware (the "Trust"), does hereby make, constitute and appoint Lloyd A. Wennlund, Eric K. Schweitzer, Stuart Schuldt and Jeffrey A. Dalke, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

      in witness whereof, the undersigned has subscribed his or her name this 31st day of July 2006.

      /s/ Richard G. Cline                           /s/ Michael E. Murphy
      -----------------------------                  --------------------------
      Richard G. Cline                               Michael E. Murphy

      /s/ William L. Bax                             /s/ Mary Jacobs Skinner
      -----------------------------                  ---------------------------
      William L. Bax                                 Mary Jacobs Skinner

      /s/ Edward J. Condon, Jr.                      /s/Richard P. Strubel
      -----------------------------                  ---------------------------
      Edward J. Condon, Jr.                          Richard P. Strubel

      /s/ Sharon Gist Gilliam                        /s/ Terence J. Toth
      -----------------------------                  ---------------------------
      Sharon Gist Gilliam                            Terence J. Toth

      /s/ Sandra Polk Guthman
      -----------------------------
      Sandra Polk Guthman

                                                   EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION
-----------       --------------------------------------
(j)               Consent of Drinker, Biddle & Reath LLP